Schedule of Investments (unaudited)	iShares ®Core S&P Total U.S. Stock Market ETF
June 30, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 1.5%
AAR Corp.(a)	31,642	$1,226,128
Aerojet Rocketdyne Holdings Inc.	65,484	3,162,222
Aerovironment Inc.(a)(b)	17,741	1,776,761
Air Industries Group(a)(b)	7,959	10,347
Astronics Corp.(a)(b)	23,242	406,967
Astrotech Corp.(a)	1,452	1,931
Axon Enterprise Inc.(a)	59,997	10,607,470
Boeing Co. (The)(a)	496,361	118,908,241
BWX Technologies Inc.	89,791	5,218,653
CPI Aerostructures Inc.(a)	7,822	27,768
Curtiss-Wright Corp.	40,424	4,800,754
Ducommun Inc.(a)	8,289	452,248
General Dynamics Corp.	206,377	38,852,534
HEICO Corp.	37,482	5,225,740
HEICO Corp., Class A	65,812	8,172,534
Hexcel Corp.(a)	81,377	5,077,925
Howmet Aerospace Inc.(a)	355,987	12,270,872
Huntington Ingalls Industries Inc.	34,942	7,364,026
Innovative Solutions & Support Inc.	15,600	97,812
Kaman Corp.	24,247	1,222,049
Kratos Defense & Security Solutions Inc.(a)(b)	112,279	3,198,829
L3Harris Technologies Inc.	186,019	40,208,007
Lockheed Martin Corp.	220,589	83,459,848
Maxar Technologies Inc.	59,972	2,394,082
Mercury Systems Inc.(a)	49,396	3,273,967
Moog Inc., Class A	23,119	1,943,383
National Presto Industries Inc.	7,240	735,946
Northrop Grumman Corp.	135,025	49,072,136
PAE Inc.(a)	53,404	475,296
Park Aerospace Corp.	16,500	245,850
Parsons Corp.(a)(b)	17,043	670,812
Raytheon Technologies Corp.	1,366,489	116,575,177
SIFCO Industries Inc.(a)	614	6,183
Spirit AeroSystems Holdings Inc., Class A	95,540	4,508,533
Teledyne Technologies Inc.(a)	42,359	17,741,220
Textron Inc.	205,860	14,156,992
TransDigm Group Inc.(a)	49,421	31,989,719
Triumph Group Inc.(a)	76,411	1,585,528
Vectrus Inc.(a)	8,306	395,283
Virgin Galactic Holdings Inc.(a)(b)	130,956	6,023,976
Virtra Inc.(a)(b)	6,916	50,971
		603,594,720
Air Freight & Logistics — 0.6%
Air T Inc.(a)	379	9,382
Air Transport Services Group Inc.(a)(b)	49,924	1,159,734
Atlas Air Worldwide Holdings Inc.(a)(b)	23,882	1,626,603
CH Robinson Worldwide Inc.	122,080	11,435,234
Echo Global Logistics Inc.(a)	21,813	670,532
Expeditors International of Washington Inc.	156,090	19,760,994
FedEx Corp.	220,612	65,815,178
Forward Air Corp.	25,031	2,246,532
Hub Group Inc., Class A(a)	31,966	2,109,117
Radiant Logistics Inc.(a)(b)	25,249	174,976
United Parcel Service Inc., Class B	652,367	135,672,765
XPO Logistics Inc.(a)	92,379	12,922,898
		253,603,945
Airlines — 0.3%
Alaska Air Group Inc.(a)	113,555	6,848,502

Security	Shares	Value

Airlines (continued)
Allegiant Travel Co.(a)	14,558	$2,824,252
American Airlines Group Inc.(a)	583,267	12,371,093
Blade Air Mobility Inc.(a)(b)	70,105	736,102
Delta Air Lines Inc.(a)	582,868	25,214,870
Frontier Group Holdings Inc.(a)(b)	42,253	719,991
Hawaiian Holdings Inc.(a)	48,915	1,192,059
JetBlue Airways Corp.(a)	273,568	4,590,471
SkyWest Inc.(a)	49,253	2,121,327
Southwest Airlines Co.(a)	538,468	28,587,266
Spirit Airlines Inc.(a)	98,717	3,004,945
Sun Country Airlines Holdings Inc.(a)(b)	20,088	743,457
United Airlines Holdings Inc.(a)(b)	288,283	15,074,318
		104,028,653
Auto Components — 0.3%
Adient PLC(a)	77,003	3,480,536
American Axle & Manufacturing Holdings Inc.(a)	96,281	996,508
Aptiv PLC(a)	244,401	38,451,609
Autoliv Inc.	73,797	7,214,395
BorgWarner Inc.	223,905	10,868,349
Cooper-Standard Holdings Inc.(a)	13,962	404,898
Dana Inc.	135,673	3,223,590
Dorman Products Inc.(a)(b)	24,757	2,566,558
Fox Factory Holding Corp.(a)	40,294	6,272,164
Gentex Corp.	227,789	7,537,538
Gentherm Inc.(a)	26,622	1,891,493
Goodyear Tire & Rubber Co. (The)(a)	264,444	4,535,215
Horizon Global Corp.(a)	41,887	355,202
LCI Industries	23,940	3,146,195
Lear Corp.	49,557	8,686,351
Luminar Technologies Inc.(a)(b)	168,356	3,695,414
Modine Manufacturing Co.(a)	63,976	1,061,362
Motorcar Parts of America Inc.(a)	31,332	703,090
Patrick Industries Inc.	23,133	1,688,709
QuantumScape Corp.(a)(b)	154,554	4,522,250
Standard Motor Products Inc.	22,319	967,529
Stoneridge Inc.(a)(b)	24,159	712,691
Superior Industries International Inc.(a)	63,904	550,852
Sypris Solutions Inc.(a)(b)	16,353	60,833
Tenneco Inc., Class A(a)	75,545	1,459,529
Unique Fabricating Inc.(a)	714	2,642
Veoneer Inc.(a)(b)	95,024	2,190,303
Visteon Corp.(a)	23,497	2,841,727
XL Fleet Corp.(a)(b)	84,294	702,169
XPEL Inc.(a)(b)	13,176	1,105,071
		121,894,772
Automobiles — 1.5%
Arcimoto Inc.(a)(b)	20,759	356,847
Canoo Inc.(a)(b)	127,993	1,272,250
Fisker Inc.(a)(b)	131,203	2,529,594
Ford Motor Co.(a)	3,518,080	52,278,669
General Motors Co.(a)	1,147,180	67,878,641
Harley-Davidson Inc.	137,928	6,319,861
Lordstown Motors Corp., Class A(a)(b)	89,661	991,651
Tesla Inc.(a)	695,094	472,455,392
Thor Industries Inc.	50,603	5,718,139
Winnebago Industries Inc.	34,294	2,330,620
Workhorse Group Inc.(a)(b)	84,124	1,395,617
		613,527,281

Schedule of Investments (unaudited) (continued)	iShares® Core S&P Total U.S. Stock Market ETF
June 30, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Banks — 4.3%
1st Constitution Bancorp.	8,704	$180,086
1st Source Corp.	15,634	726,356
ACNB Corp.	7,447	207,846
Affinity Bancshares Inc.(a)	2,365	30,414
Allegiance Bancshares Inc.	15,975	614,079
Amalgamated Financial Corp.	31,372	490,344
Amerant Bancorp Inc.(a)	26,510	566,784
American National Bankshares Inc.	17,201	534,779
American River Bankshares, Class A	7,516	136,040
Ameris Bancorp	45,590	2,308,222
AmeriServ Financial Inc.	16,057	63,104
Ames National Corp.	9,368	229,610
Arrow Financial Corp.	10,482	376,828
Associated Banc-Corp.	146,985	3,010,253
Atlantic Capital Bancshares Inc.(a)	9,141	232,730
Atlantic Union Bankshares Corp.	73,834	2,674,267
Auburn National Bancorp. Inc.	595	21,099
Banc of California Inc.	47,207	828,011
BancFirst Corp.	15,884	991,638
Bancorp. Inc. (The)(a)(b)	33,768	777,002
BancorpSouth Bank.	91,997	2,606,275
Bank First Corp.	8,119	566,463
Bank of America Corp.	6,801,431	280,423,000
Bank of Commerce Holdings	11,523	173,075
Bank of Hawaii Corp.	37,049	3,120,267
Bank of Marin Bancorp., Class A	14,650	467,335
Bank of Princeton (The)	16,114	461,988
Bank of South Carolina Corp.	960	19,680
Bank of the James Financial Group Inc.	852	13,640
Bank OZK	105,578	4,451,168
Bank7 Corp.	2,920	50,370
BankFinancial Corp.	7,274	83,215
BankUnited Inc.	65,208	2,783,729
Bankwell Financial Group Inc.	8,384	231,734
Banner Corp.	19,279	1,045,115
Bar Harbor Bankshares	15,524	444,297
Baycom Corp.(a)	23,436	420,676
BCB Bancorp. Inc.	10,580	142,301
Berkshire Hills Bancorp. Inc.	43,458	1,191,184
BOK Financial Corp.	26,858	2,325,903
Boston Private Financial Holdings Inc.	41,027	605,148
Brookline Bancorp. Inc.	34,474	515,386
Bryn Mawr Bank Corp.	16,499	696,093
Business First Bancshares Inc.	21,984	504,533
Byline Bancorp Inc.	26,043	589,353
C&F Financial Corp.	704	35,904
Cadence BanCorp.	101,829	2,126,189
Cambridge Bancorp.	7,057	585,660
Camden National Corp.	8,688	414,939
Capital City Bank Group Inc.	8,320	214,573
Capstar Financial Holdings Inc.	32,616	668,628
Carter Bankshares Inc.(a)	11,750	146,992
Cathay General Bancorp.	65,064	2,560,919
CB Financial Services Inc.	829	18,362
CBTX Inc.	16,226	443,132
Central Pacific Financial Corp.	9,084	236,729
Central Valley Community Bancorp.	8,113	163,477
Century Bancorp. Inc./MA, Class A, NVS	787	89,718
Chemung Financial Corp.	1,353	59,951
CIT Group Inc.	88,562	4,568,914

Security	Shares	Value

Banks (continued)
Citigroup Inc.	1,864,336	$131,901,772
Citizens & Northern Corp.	10,113	247,768
Citizens Community Bancorp. Inc./WI	799	10,930
Citizens Financial Group Inc.	376,392	17,265,101
Citizens Holding Co.	828	15,285
City Holding Co.	12,074	908,448
Civista Bancshares Inc.	10,175	224,867
CNB Financial Corp./PA	10,305	235,160
Codorus Valley Bancorp. Inc.	10,646	213,346
Colony Bankcorp. Inc.	7,460	133,236
Columbia Banking System Inc.	49,769	1,919,093
Comerica Inc.	130,069	9,279,122
Commerce Bancshares Inc.	96,522	7,196,680
Community Bank System Inc.	43,616	3,299,550
Community Bankers Trust Corp.	20,173	228,762
Community Financial Corp. (The)	1,709	58,960
Community Trust Bancorp. Inc.	15,973	644,990
Community West Bancshares(b)	7,466	97,655
ConnectOne Bancorp. Inc.(b)	30,503	798,263
County Bancorp. Inc.(b)	862	29,274
CrossFirst Bankshares Inc.(a)(b)	63,114	867,817
Cullen/Frost Bankers Inc.	48,491	5,430,992
Customers Bancorp. Inc.(a)	20,203	787,715
CVB Financial Corp.	108,076	2,225,285
Dime Community Bancshares Inc.	37,669	1,266,432
Eagle Bancorp. Inc.	22,012	1,234,433
Eagle Bancorp. Montana Inc.	1,904	43,792
East West Bancorp. Inc.	129,313	9,270,449
Eastern Bankshares Inc.	169,358	3,483,694
Emclaire Financial Corp.	214	6,221
Enterprise Bancorp. Inc./MA	7,569	247,885
Enterprise Financial Services Corp.	32,205	1,493,990
Equity Bancshares Inc., Class A(a)	9,354	285,203
Evans Bancorp. Inc.	1,835	68,078
Farmers & Merchants Bancorp. Inc./Archbold OH	18,076	394,418
Farmers National Banc Corp.	18,678	289,696
FB Financial Corp.	30,948	1,154,979
Fidelity D&D Bancorp. Inc.	7,583	410,240
Fifth Third Bancorp.	630,717	24,112,311
Financial Institutions Inc.	11,568	347,040
First Bancorp. Inc. (The)	8,230	242,373
First BanCorp./Puerto Rico	145,025	1,728,698
First Bancorp./Southern Pines NC	15,784	645,723
First Bancshares Inc. (The)	27,612	1,033,517
First Bank/Hamilton NJ	7,888	106,804
First Busey Corp.	38,868	958,485
First Business Financial Services Inc.	8,989	243,332
First Capital Inc.	627	27,187
First Choice Bancorp.	8,640	263,088
First Citizens BancShares Inc./NC, Class A(b)	6,824	5,682,618
First Commonwealth Financial Corp.	43,678	614,549
First Community Bankshares Inc.	15,603	465,750
First Community Corp./SC	7,495	151,399
First Financial Bancorp.	66,509	1,571,608
First Financial Bankshares Inc.	135,543	6,659,228
First Financial Corp./IN	9,401	383,749
First Financial Northwest Inc.	8,224	124,594
First Foundation Inc.	23,201	522,254
First Guaranty Bancshares Inc.	21,659	421,917
First Hawaiian Inc.	119,838	3,396,209

Schedule of Investments (unaudited) (continued)	iShares® Core S&P Total U.S. Stock Market ETF
June 30, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Banks (continued)
First Horizon Corp.	484,388	$8,370,225
First Internet Bancorp.	1,999	61,929
First Interstate BancSystem Inc., Class A	31,488	1,317,143
First Merchants Corp.	47,387	1,974,616
First Mid Bancshares Inc.	22,046	893,083
First Midwest Bancorp. Inc.	82,119	1,628,420
First National Corp./VA	3,235	64,959
First Northwest Bancorp.	10,611	186,223
First of Long Island Corp. (The)	23,394	496,655
First Republic Bank/CA	160,527	30,045,839
First Savings Financial Group Inc.	214	15,656
First U.S. Bancshares Inc.	7,384	79,526
First United Corp.	7,616	132,747
Flushing Financial Corp.	24,279	520,299
FNB Corp.	259,252	3,196,577
Franklin Financial Services Corp.	883	28,203
Fulton Financial Corp.	147,283	2,324,126
FVCBankcorp Inc.(a)(b)	29,263	505,079
German American Bancorp. Inc.	16,253	604,612
Glacier Bancorp. Inc.	82,630	4,551,260
Glen Burnie Bancorp.	598	7,762
Great Southern Bancorp. Inc.	8,177	440,740
Great Western Bancorp. Inc.	30,365	995,668
Guaranty Bancshares Inc./TX	18,306	623,685
Hancock Whitney Corp.	70,202	3,119,777
Hanmi Financial Corp.	14,565	277,609
Harborone Bancorp. Inc.	59,321	850,663
Hawthorn Bancshares Inc.	8,296	190,218
HBT Financial Inc.	8,098	140,986
Heartland Financial USA Inc.	40,924	1,923,019
Heritage Commerce Corp.	65,863	733,055
Heritage Financial Corp./WA	22,267	557,120
Hilltop Holdings Inc.	64,560	2,349,984
Home BancShares Inc./AR	138,376	3,415,120
HomeTrust Bancshares Inc.	15,960	445,284
Hope Bancorp Inc.	85,049	1,205,995
Horizon Bancorp Inc./IN	23,710	413,265
Howard Bancorp. Inc.(a)	1,401	22,598
Huntington Bancshares Inc./OH	1,330,784	18,990,288
Independent Bank Corp.	24,726	1,866,813
Independent Bank Corp./MI	17,074	370,677
Independent Bank Group Inc.	34,542	2,555,417
International Bancshares Corp.	48,705	2,091,393
Investar Holding Corp.	9,579	219,263
Investors Bancorp. Inc.	162,312	2,314,569
JPMorgan Chase & Co.	2,730,236	424,660,907
KeyCorp.	881,953	18,212,329
Lakeland Bancorp. Inc.	33,206	580,441
Lakeland Financial Corp.	23,979	1,478,066
Landmark Bancorp. Inc./Manhattan KS	820	22,148
LCNB Corp.	9,751	159,624
Limestone Bancorp. Inc.(a)	457	7,604
Live Oak Bancshares Inc.(b)	32,325	1,907,175
M&T Bank Corp.	113,855	16,544,270
Macatawa Bank Corp.	27,288	238,770
Mackinac Financial Corp.	7,337	144,979
MainStreet Bancshares Inc.(a)	3,013	68,034
Malvern Bancorp. Inc.(a)(b)	7,433	137,436
Mercantile Bank Corp.	15,670	473,234
Meridian Corp.	1,164	30,555
Security	Shares	Value

Banks (continued)
Metrocity Bankshares Inc.	17,344	$303,693
Metropolitan Bank Holding Corp.(a)(b)	7,004	421,781
Mid Penn Bancorp. Inc.	2,140	58,743
Middlefield Banc Corp.	538	12,697
Midland States Bancorp. Inc.	22,020	578,465
MidWestOne Financial Group Inc.	9,012	259,275
MVB Financial Corp.	9,220	393,325
National Bank Holdings Corp., Class A	23,140	873,304
National Bankshares Inc.	8,754	306,478
NBT Bancorp. Inc.	36,179	1,301,359
Nicolet Bankshares Inc.(a)(b)	7,809	549,285
Northeast Bank	1,049	31,334
Northrim Bancorp. Inc.	7,467	319,214
Norwood Financial Corp.	2,275	59,150
Oak Valley Bancorp.	7,436	135,112
OceanFirst Financial Corp.	49,928	1,040,500
OFG Bancorp.	36,448	806,230
Ohio Valley Banc Corp.	781	19,095
Old National Bancorp./IN	126,939	2,235,396
Old Point Financial Corp.	766	18,583
Old Second Bancorp. Inc.	27,171	336,920
Origin Bancorp Inc.	15,350	651,761
Orrstown Financial Services Inc.	9,589	221,218
Pacific Mercantile Bancorp.(a)	8,886	76,420
Pacific Premier Bancorp. Inc.	80,724	3,413,818
PacWest Bancorp.	116,083	4,777,976
Park National Corp.	15,983	1,876,724
Parke Bancorp. Inc.	8,660	169,390
Pathfinder Bancorp. Inc.	713	11,280
Patriot National Bancorp Inc.(a)	59	539
PCB Bancorp.	32,337	520,626
Peapack Gladstone Financial Corp.	11,588	360,039
Penns Woods Bancorp. Inc.	10,196	242,869
Peoples Bancorp. Inc./OH	16,257	481,532
Peoples Bancorp. of North Carolina Inc.	893	23,039
Peoples Financial Services Corp.	7,485	318,861
People’s United Financial Inc.	391,414	6,708,836
Pinnacle Financial Partners Inc.	72,127	6,368,093
Plumas Bancorp.	7,273	232,954
PNC Financial Services Group Inc. (The)	384,507	73,348,555
Popular Inc.	71,291	5,350,390
Preferred Bank/Los Angeles CA	7,979	504,831
Premier Financial Bancorp. Inc.	12,917	217,651
Primis Financial Corp.	18,147	276,923
Prosperity Bancshares Inc.	84,252	6,049,294
QCR Holdings Inc.	8,713	419,008
RBB Bancorp.	24,623	596,369
Regions Financial Corp.	849,248	17,137,825
Reliant Bancorp Inc.	23,242	644,501
Renasant Corp.	43,757	1,750,280
Republic Bancorp. Inc./KY, Class A	8,755	403,868
Republic First Bancorp. Inc.(a)(b)	29,804	118,918
Riverview Financial Corp.	7,329	83,770
S&T Bancorp. Inc.	20,399	638,489
Salisbury Bancorp. Inc.	207	10,516
Sandy Spring Bancorp. Inc.	36,039	1,590,401
SB Financial Group Inc.	2,194	40,589
Seacoast Banking Corp. of Florida	39,119	1,335,914
Select Bancorp. Inc.(a)	8,029	129,427
ServisFirst Bancshares Inc.	39,158	2,661,961

Schedule of Investments (unaudited) (continued)	iShares® Core S&P Total U.S. Stock Market ETF
June 30, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Banks (continued)
Shore Bancshares Inc.	13,692	$229,341
Sierra Bancorp.	9,652	245,643
Signature Bank/New York NY	52,486	12,893,186
Silvergate Capital Corp., Class A(a)(b)	16,779	1,901,396
Simmons First National Corp., Class A	85,337	2,503,788
SmartFinancial Inc.	8,855	212,609
Sound Financial Bancorp. Inc.	260	11,274
South Plains Financial Inc.	2,685	62,104
South State Corp.	64,441	5,268,696
Southern First Bancshares Inc.(a)	7,382	377,663
Southside Bancshares Inc.	22,213	849,203
Spirit of Texas Bancshares Inc.	24,071	549,782
Sterling Bancorp./DE	187,449	4,646,861
Stock Yards Bancorp. Inc.	16,675	848,591
Summit Financial Group Inc.	8,104	178,369
Summit State Bank	868	13,489
SVB Financial Group(a)	49,358	27,464,272
Synovus Financial Corp.	138,477	6,076,371
Texas Capital Bancshares Inc.(a)	49,676	3,153,929
Tompkins Financial Corp.	8,795	682,140
Towne Bank/Portsmouth VA	56,399	1,715,658
TriCo Bancshares	32,217	1,371,800
TriState Capital Holdings Inc.(a)	19,238	392,263
Triumph Bancorp. Inc.(a)	15,679	1,164,166
Truist Financial Corp.	1,212,938	67,318,059
Trustmark Corp.	59,005	1,817,354
U.S. Bancorp.	1,222,670	69,655,510
UMB Financial Corp.	39,882	3,711,419
Umpqua Holdings Corp.	194,831	3,594,632
Union Bankshares Inc./Morrisville VT	808	29,250
United Bancorp. Inc./OH	7,289	106,857
United Bancshares Inc./OH	679	24,451
United Bankshares Inc./WV	131,261	4,791,026
United Community Banks Inc./GA	68,926	2,206,321
United Security Bancshares/Fresno CA	8,955	73,162
Unity Bancorp. Inc.	7,444	164,140
Univest Financial Corp.	16,313	430,174
Valley National Bancorp.	386,800	5,194,724
Veritex Holdings Inc.	31,763	1,124,728
Village Bank and Trust Financial Corp.(a)	113	5,530
Virginia National Bankshares Corp.(b)	560	21,778
Washington Trust Bancorp. Inc.	15,399	790,739
Webster Financial Corp.	81,048	4,323,100
Wells Fargo & Co.	3,728,168	168,848,729
WesBanco Inc.	54,885	1,955,553
West Bancorp. Inc.	15,626	433,621
Westamerica Bancorp.	18,425	1,069,203
Western Alliance Bancorp.	95,821	8,896,980
Wintrust Financial Corp.	46,971	3,552,417
Zions Bancorp. NA	154,193	8,150,642
		1,733,349,325
Beverages — 1.2%
Alkaline Water Co. Inc. (The)(a)(b)	172,239	263,526
Boston Beer Co. Inc. (The), Class A, NVS(a)	8,298	8,470,598
Brown-Forman Corp., Class A	49,576	3,495,108
Brown-Forman Corp., Class B, NVS	168,325	12,614,275
Celsius Holdings Inc.(a)(b)	23,616	1,796,941
Coca-Cola Co. (The)	3,499,932	189,381,321
Coca-Cola Consolidated Inc.	3,285	1,320,997
Constellation Brands Inc., Class A	153,279	35,850,425

Security	Shares	Value

Beverages (continued)
Duckhorn Portfolio Inc. (The)(a)	32,754	$722,553
Eastside Distilling Inc.(a)	7,505	21,089
Keurig Dr Pepper Inc.	530,341	18,689,217
MGP Ingredients Inc.	9,539	645,218
Molson Coors Beverage Co., Class B(a)	170,124	9,133,958
Monster Beverage Corp.(a)	334,144	30,524,054
National Beverage Corp.	30,943	1,461,438
NewAge Inc.(a)(b)	95,724	213,465
PepsiCo Inc.	1,246,145	184,641,305
Reed’s Inc.(a)(b)	8,299	8,465
Willamette Valley Vineyards Inc.(a)	794	10,862
		499,264,815
Biotechnology — 2.7%
4D Molecular Therapeutics Inc.(a)	16,444	395,972
89bio Inc.(a)(b)	5,384	100,681
AbbVie Inc.	1,591,015	179,211,930
Abeona Therapeutics Inc.(a)	23,787	37,108
ACADIA Pharmaceuticals Inc.(a)	107,185	2,614,242
Acceleron Pharma Inc.(a)(b)	49,991	6,273,371
Achieve Life Sciences Inc.(a)	94	844
Acorda Therapeutics Inc.(a)	6,741	32,155
Actinium Pharmaceuticals Inc.(a)(b)	5,706	45,134
Adamas Pharmaceuticals Inc.(a)	32,072	169,340
Adicet Bio Inc.(a)(b)	9,711	99,926
ADMA Biologics Inc.(a)(b)	51,448	82,317
Advaxis Inc.(a)	150,876	69,961
Adverum Biotechnologies Inc.(a)	99,190	347,165
Aeglea BioTherapeutics Inc.(a)(b)	8,456	58,854
Agenus Inc.(a)(b)	187,596	1,029,902
AgeX Therapeutics Inc.(a)(b)	6,527	10,117
Agios Pharmaceuticals Inc.(a)(b)	49,375	2,721,056
AIkido Pharma Inc.(a)	37,669	36,049
AIM ImmunoTech Inc.(a)	414	890
Akebia Therapeutics Inc.(a)	155,027	587,552
Akero Therapeutics Inc.(a)	16,881	418,818
Albireo Pharma Inc.(a)(b)	13,120	461,562
Aldeyra Therapeutics Inc.(a)(b)	70,681	800,816
Alector Inc.(a)(b)	42,350	882,150
Alexion Pharmaceuticals Inc.(a)	201,843	37,080,578
Alkermes PLC(a)(b)	140,536	3,445,943
Allakos Inc.(a)(b)	31,278	2,670,203
Allena Pharmaceuticals Inc.(a)(b)	71,175	92,527
Allogene Therapeutics Inc.(a)	54,875	1,431,140
Allovir Inc.(a)	11,977	236,426
Alnylam Pharmaceuticals Inc.(a)	106,124	17,990,140
Alpine Immune Sciences Inc.(a)(b)	718	6,462
Altimmune Inc.(a)(b)	45,248	445,693
ALX Oncology Holdings Inc.(a)(b)	7,965	435,526
Amgen Inc.	518,211	126,313,931
Amicus Therapeutics Inc.(a)	246,901	2,380,126
AnaptysBio Inc.(a)	21,953	569,241
Anavex Life Sciences Corp.(a)	52,559	1,201,499
Anika Therapeutics Inc.(a)(b)	15,439	668,354
Anixa Biosciences Inc.(a)(b)	8,148	31,614
Annexon Inc.(a)(b)	25,212	567,522
Annovis Bio Inc.(a)(b)	8,244	705,522
Apellis Pharmaceuticals Inc.(a)(b)	59,976	3,790,483
Applied Genetic Technologies Corp./DE(a)(b)	29,623	115,826
Applied Molecular Transport Inc.(a)(b)	9,983	456,622
Applied Therapeutics Inc.(a)(b)	6,736	139,974

Schedule of Investments (unaudited) (continued)	iShares® Core S&P Total U.S. Stock Market ETF
June 30, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Biotechnology (continued)
Aprea Therapeutics Inc.(a)(b)	12,712	$62,035
Aptevo Therapeutics Inc.(a)(b)	1,033	23,170
Aptinyx Inc., Class A(a)	14,258	40,350
AquaBounty Technologies Inc.(a)(b)	93,804	502,789
Aravive Inc.(a)(b)	1,635	9,777
ARCA biopharma Inc.(a)	48	168
Arcturus Therapeutics Holdings Inc.(a)	17,306	585,635
Arcus Biosciences Inc.(a)(b)	41,894	1,150,409
Arcutis Biotherapeutics Inc.(a)	24,093	657,498
Ardelyx Inc.(a)	89,112	675,469
Arena Pharmaceuticals Inc.(a)(b)	51,271	3,496,682
Aridis Pharmaceuticals Inc.(a)(b)	5,679	42,025
Armata Pharmaceuticals Inc.(a)	5	20
Arrowhead Pharmaceuticals Inc.(a)	92,434	7,655,384
Assembly Biosciences Inc.(a)	46,796	181,568
Atara Biotherapeutics Inc.(a)	84,086	1,307,537
Athenex Inc.(a)(b)	63,526	293,490
Athersys Inc.(a)(b)	265,708	382,620
Atossa Therapeutics Inc.(a)(b)	53,121	335,725
Atreca Inc., Class A(a)(b)	42,914	365,627
aTyr Pharma Inc.(a)	406	1,981
AVEO Pharmaceuticals Inc.(a)	19,278	127,042
Avid Bioservices Inc.(a)(b)	40,969	1,050,855
Avidity Biosciences Inc.(a)(b)	17,770	439,097
Avita Medical Inc.(a)(b)	22,194	455,421
Avrobio Inc.(a)	41,677	370,509
AzurRx BioPharma Inc.(a)(b)	59,292	48,619
Beam Therapeutics Inc.(a)(b)	31,698	4,079,850
Bellicum Pharmaceuticals Inc.(a)(b)	5,806	19,160
BioAtla Inc.(a)(b)	11,098	470,333
Biocept Inc.(a)	189	792
BioCryst Pharmaceuticals Inc.(a)	147,720	2,335,453
Biogen Inc.(a)	135,798	47,022,773
Biohaven Pharmaceutical Holding Co. Ltd.(a)	54,145	5,256,397
BioMarin Pharmaceutical Inc.(a)	167,494	13,975,699
Bio-Path Holdings Inc.(a)(b)	260	1,734
Bioxcel Therapeutics Inc.(a)	14,218	413,175
Black Diamond Therapeutics Inc.(a)(b)	18,293	222,992
Bluebird Bio Inc.(a)(b)	58,571	1,873,101
Blueprint Medicines Corp.(a)	50,301	4,424,476
Bolt Biotherapeutics Inc.(a)(b)	18,689	288,932
BrainStorm Cell Therapeutics Inc.(a)	16,349	62,126
Brickell Biotech Inc.(a)	983	935
Bridgebio Pharma Inc.(a)(b)	83,986	5,119,787
Brooklyn ImmunoTherapeutics Inc.(a)(b)	6,757	121,694
C4 Therapeutics Inc.(a)	17,108	647,367
Cabaletta Bio Inc.(a)	6,584	56,622
Caladrius Biosciences Inc.(a)(b)	7,207	11,603
Calithera Biosciences Inc.(a)(b)	37,363	78,089
Calyxt Inc.(a)(b)	31,296	125,810
Capricor Therapeutics Inc.(a)(b)	603	3,093
Cardiff Oncology Inc.(a)(b)	34,050	226,432
CareDx Inc.(a)	43,413	3,973,158
CASI Pharmaceuticals Inc.(a)	24,259	37,601
Catabasis Pharmaceutical Inc.(a)(b)	461	973
Catalyst Biosciences Inc.(a)(b)	6,710	29,054
Catalyst Pharmaceuticals Inc.(a)	90,272	519,064
Celldex Therapeutics Inc.(a)(b)	22,741	760,459
Cellectar Biosciences Inc.(a)	59	70
CEL-SCI Corp.(a)(b)	53,360	463,165
Security	Shares	Value

Biotechnology (continued)
Celsion Corp.(a)	31,532	$40,046
Cerevel Therapeutics Holdings Inc.(a)(b)	41,994	1,075,886
Checkpoint Therapeutics Inc.(a)(b)	39,603	116,829
ChemoCentryx Inc.(a)(b)	49,912	668,322
Chimerix Inc.(a)	65,999	527,992
Chinook Therapeutics Inc.(a)	40,539	572,411
Cidara Therapeutics Inc.(a)(b)	8,678	17,530
Cleveland BioLabs Inc.(a)(b)	741	4,053
Clovis Oncology Inc.(a)(b)	81,087	470,305
Cohbar Inc.(a)(b)	170,226	238,316
Coherus Biosciences Inc.(a)(b)	48,876	675,955
Concert Pharmaceuticals Inc.(a)(b)	15,461	65,245
Constellation Pharmaceuticals Inc.(a)	24,252	819,718
ContraFect Corp.(a)(b)	15,377	67,659
Corbus Pharmaceuticals Holdings Inc.(a)(b)	64,327	117,718
Cortexyme Inc.(a)	12,709	673,577
Corvus Pharmaceuticals Inc.(a)(b)	901	2,406
Crinetics Pharmaceuticals Inc.(a)	22,081	416,227
CTI BioPharma Corp.(a)(b)	16,434	41,085
Cue Biopharma Inc.(a)	27,176	316,600
Cullinan Oncology Inc.(a)	17,234	443,775
Curis Inc.(a)(b)	87,209	703,777
Cyclacel Pharmaceuticals Inc.(a)(b)	39	231
Cyclerion Therapeutics Inc.(a)	14,622	57,026
Cytokinetics Inc.(a)(b)	73,118	1,447,005
CytomX Therapeutics Inc.(a)	48,960	309,917
Deciphera Pharmaceuticals Inc.(a)(b)	35,632	1,304,488
Denali Therapeutics Inc.(a)	70,452	5,526,255
Dermtech Inc.(a)(b)	27,068	1,125,217
DiaMedica Therapeutics Inc.(a)	7,893	35,124
Dicerna Pharmaceuticals Inc.(a)	71,690	2,675,471
Dyadic International Inc.(a)	2,880	10,339
Dynavax Technologies Corp.(a)(b)	69,524	684,811
Dyne Therapeutics Inc.(a)	37,462	788,200
Eagle Pharmaceuticals Inc./DE(a)	6,974	298,487
Editas Medicine Inc.(a)(b)	62,690	3,550,762
Eiger BioPharmaceuticals Inc.(a)	17,502	149,117
Eledon Pharmaceuticals Inc.(a)	17	134
Emergent BioSolutions Inc.(a)	39,162	2,466,814
Enanta Pharmaceuticals Inc.(a)	14,107	620,849
Enochian Biosciences Inc.(a)(b)	73,817	366,870
Epizyme Inc.(a)(b)	64,675	537,449
Equillium Inc.(a)(b)	4,885	28,773
Esperion Therapeutics Inc.(a)(b)	22,805	482,326
Exact Sciences Corp.(a)	153,034	19,023,657
Exelixis Inc.(a)	286,990	5,228,958
Exicure Inc.(a)	193,927	290,890
Fate Therapeutics Inc.(a)	75,793	6,578,074
FibroGen Inc.(a)(b)	80,818	2,152,183
Flexion Therapeutics Inc.(a)(b)	64,758	532,958
Forma Therapeutics Holdings Inc.(a)(b)	15,420	383,804
Forte Biosciences Inc.(a)(b)	4,948	166,352
Fortress Biotech Inc.(a)	89,598	319,865
Frequency Therapeutics Inc.(a)	34,285	341,479
F-Star(a)(c)	11,084	4,434
F-Star Therapeutics Inc.(a)	12,656	108,715
F-Star Therapeutics Inc. New(a)(c)	11,084	4,434
G1 Therapeutics Inc.(a)	22,134	485,620
Galectin Therapeutics Inc.(a)(b)	31,657	101,302
Galera Therapeutics Inc.(a)	5,218	51,293

Schedule of Investments (unaudited) (continued)	iShares® Core S&P Total U.S. Stock Market ETF
June 30, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Biotechnology (continued)
Gemini Therapeutics Inc.(a)(b)	42,095	$272,355
Generation Bio Co.(a)(b)	21,124	568,236
Genocea Biosciences Inc.(a)	1,549	3,625
Geron Corp.(a)(b)	335,157	472,571
Gilead Sciences Inc.	1,135,397	78,183,437
Global Blood Therapeutics Inc.(a)(b)	54,255	1,900,010
GlycoMimetics Inc.(a)	38,639	89,642
Gossamer Bio Inc.(a)(b)	64,345	522,481
Halozyme Therapeutics Inc.(a)	129,669	5,888,269
Harpoon Therapeutics Inc.(a)	10,576	146,689
Heat Biologics Inc.(a)(b)	11,290	75,982
Heron Therapeutics Inc.(a)(b)	73,628	1,142,707
Histogen Inc.(a)	1,358	1,480
Homology Medicines Inc.(a)	37,170	270,226
Hookipa Pharma Inc.(a)(b)	10,481	96,006
Horizon Therapeutics PLC(a)	200,271	18,753,376
Humanigen Inc.(a)(b)	32,719	568,656
iBio Inc.(a)(b)	430,608	650,218
Ideaya Biosciences Inc.(a)(b)	7,767	163,029
Idera Pharmaceuticals Inc.(a)(b)	9,774	11,729
IGM Biosciences Inc.(a)(b)	7,281	605,779
Immucell Corp.(a)	736	6,992
Immunic Inc.(a)(b)	2,449	30,025
ImmunityBio Inc.(a)(b)	45,861	654,895
ImmunoGen Inc.(a)	145,463	958,601
Immunovant Inc.(a)(b)	45,536	481,316
Incyte Corp.(a)	172,160	14,483,821
Infinity Pharmaceuticals Inc.(a)(b)	49,630	148,394
Inmune Bio Inc.(a)	2,627	46,156
Inovio Pharmaceuticals Inc.(a)(b)	219,425	2,034,070
Insmed Inc.(a)	116,225	3,307,763
Intellia Therapeutics Inc.(a)(b)	54,807	8,873,801
Intercept Pharmaceuticals Inc.(a)(b)	27,158	542,345
Invitae Corp.(a)(b)	163,229	5,505,714
Ionis Pharmaceuticals Inc.(a)(b)	129,990	5,185,301
Iovance Biotherapeutics Inc.(a)	125,274	3,259,629
Ironwood Pharmaceuticals Inc.(a)(b)	139,362	1,793,589
IsoRay Inc.(a)(b)	56,261	44,891
IVERIC bio Inc.(a)(b)	99,366	626,999
Jounce Therapeutics Inc.(a)	17,719	120,489
Kadmon Holdings Inc.(a)	178,828	692,064
KalVista Pharmaceuticals Inc.(a)	15,047	360,526
Karuna Therapeutics Inc.(a)(b)	17,604	2,006,680
Karyopharm Therapeutics Inc.(a)(b)	65,826	679,324
Keros Therapeutics Inc.(a)(b)	12,652	537,330
Kezar Life Sciences Inc.(a)	30,021	163,014
Kindred Biosciences Inc.(a)	15,434	141,530
Kiniksa Pharmaceuticals Ltd., Class A(a)	25,941	361,358
Kinnate Biopharma Inc.(a)	20,130	468,626
Kodiak Sciences Inc.(a)	27,827	2,587,911
Kronos Bio Inc.(a)(b)	21,650	518,517
Krystal Biotech Inc.(a)	19,985	1,358,980
Kura Oncology Inc.(a)(b)	59,133	1,232,923
Kymera Therapeutics Inc.(a)	10,594	513,809
La Jolla Pharmaceutical Co.(a)(b)	15,790	67,581
Larimar Therapeutics Inc.(a)(b)	1,212	11,902
Lexicon Pharmaceuticals Inc.(a)	45,318	208,010
Ligand Pharmaceuticals Inc.(a)	16,731	2,194,940
Lineage Cell Therapeutics Inc.(a)(b)	74,576	212,542
LogicBio Therapeutics Inc.(a)(b)	6,240	27,706
Security	Shares	Value

Biotechnology (continued)
Lumos Pharma Inc.(a)	2,356	$23,419
MacroGenics Inc.(a)	59,405	1,595,618
Madrigal Pharmaceuticals Inc.(a)(b)	7,646	744,797
Magenta Therapeutics Inc.(a)	17,810	174,182
MannKind Corp.(a)(b)	259,667	1,415,185
Marker Therapeutics Inc.(a)	94,990	265,022
Matinas BioPharma Holdings Inc.(a)(b)	217,943	168,884
MediciNova Inc.(a)(b)	26,975	114,644
MEI Pharma Inc.(a)	44,354	126,409
Merrimack Pharmaceuticals Inc.(a)	8,977	57,363
Mersana Therapeutics Inc.(a)	62,729	851,860
MiMedx Group Inc.(a)(b)	81,121	1,014,824
Minerva Neurosciences Inc.(a)(b)	15,566	36,113
Miragen Therapeutics Inc.(a)(c)	119	—
Mirati Therapeutics Inc.(a)	40,616	6,560,702
Mirum Pharmaceuticals Inc.(a)	5,173	89,441
Moderna Inc.(a)(b)	273,779	64,332,589
Molecular Templates Inc.(a)	54,261	424,321
Moleculin Biotech Inc.(a)	6,256	22,960
Morphic Holding Inc.(a)	9,779	561,217
Mustang Bio Inc.(a)	89,200	296,144
Myovant Sciences Ltd.(a)	35,958	818,764
Myriad Genetics Inc.(a)	66,517	2,034,090
NanoViricides Inc.(a)	1,651	7,661
Natera Inc.(a)	70,387	7,991,036
Navidea Biopharmaceuticals Inc.(a)(b)	6,530	11,950
Neoleukin Therapeutics Inc.(a)	45,315	418,257
NeuBase Therapeutics Inc.(a)(b)	6,094	29,190
Neurocrine Biosciences Inc.(a)	90,047	8,763,374
NextCure Inc.(a)	17,851	143,344
Nkarta Inc.(a)(b)	18,777	595,043
Novavax Inc.(a)(b)	61,586	13,075,324
Nurix Therapeutics Inc.(a)	17,063	452,681
Ocugen Inc.(a)(b)	146,858	1,179,270
Olema Pharmaceuticals Inc.(a)(b)	15,120	423,058
OncoSec Medical Inc.(a)(b)	1,207	3,392
Oncternal Therapeutics Inc.(a)(b)	84,093	399,442
Oncternal Therapeutics Inc. New(a)(b)(c)	722	740
OpGen Inc.(a)	1	2
OPKO Health Inc.(a)(b)	349,454	1,415,289
Oragenics Inc.(a)(b)	42,383	29,901
Organogenesis Holdings Inc., Class A(a)	55,259	918,405
Organovo Holdings Inc.(a)(b)	3,278	30,813
Orgenesis Inc.(a)	10,841	54,964
ORIC Pharmaceuticals Inc.(a)(b)	15,441	273,151
Ovid therapeutics Inc.(a)	32,010	125,159
Oyster Point Pharma Inc.(a)(b)	5,227	89,852
Palatin Technologies Inc.(a)(b)	123,195	75,149
Passage Bio Inc.(a)	21,970	290,883
PDL BioPharma Inc.(a)(c)	136,030	335,994
PDS Biotechnology Corp.(a)	3,706	46,510
PhaseBio Pharmaceuticals Inc.(a)	41,783	155,433
Phio Pharmaceuticals Corp.(a)(b)	7	16
Pieris Pharmaceuticals Inc.(a)(b)	98,548	377,439
Plus Therapeutics Inc.(a)	9	23
PMV Pharmaceuticals Inc.(a)	15,424	526,884
PolarityTE Inc.(a)(b)	18,159	18,522
Praxis Precision Medicines Inc.(a)	15,745	287,819
Precigen Inc.(a)	96,414	628,619
Precision BioSciences Inc.(a)	72,510	907,825

Schedule of Investments (unaudited) (continued)	iShares® Core S&P Total U.S. Stock Market ETF
June 30, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Biotechnology (continued)
Prelude Therapeutics Inc.(a)(b)	10,587	$303,106
Progenics Pharmaceuticals Inc.(a)(b)(c)	10,240	0	(d)
Protagonist Therapeutics Inc.(a)	37,769	1,695,073
Protara Therapeutics Inc.(a)(b)	3,853	37,528
Proteostasis Therapeutics Inc.(a)(b)(c)	6,635	717
Prothena Corp. PLC(a)(b)	25,495	1,310,698
PTC Therapeutics Inc.(a)	67,189	2,840,079
Puma Biotechnology Inc.(a)(b)	27,727	254,534
Qualigen Therapeutics Inc.(a)	578	1,150
Radius Health Inc.(a)	39,698	724,092
RAPT Therapeutics Inc.(a)	4,290	136,379
Recursion Pharmaceuticals Inc., Class A(a)(b)	23,272	849,428
Regeneron Pharmaceuticals Inc.(a)	94,222	52,626,756
REGENXBIO Inc.(a)	30,711	1,193,122
Regulus Therapeutics Inc.(a)	1,182	961
Relay Therapeutics Inc.(a)(b)	18,017	659,242
Replimune Group Inc.(a)	26,213	1,007,103
Revolution Medicines, Inc.(a)	42,268	1,341,586
Rexahn Pharmaceuticals Inc.(a)(c)	266	59
Rhythm Pharmaceuticals Inc.(a)	34,537	676,234
Rigel Pharmaceuticals Inc.(a)(b)	187,245	812,643
Rocket Pharmaceuticals Inc.(a)(b)	35,528	1,573,535
Rubius Therapeutics Inc.(a)(b)	39,991	976,180
Sage Therapeutics Inc.(a)(b)	46,657	2,650,584
Salarius Pharmaceuticals Inc.	19,965	0	(d)
Salarius Pharmaceuticals Inc.(a)(b)	802	850
Sana Biotechnology Inc.(a)(b)	23,515	462,305
Sangamo Therapeutics Inc.(a)(b)	97,293	1,164,597
Sarepta Therapeutics Inc.(a)	71,868	5,587,018
Savara Inc.(a)	873	1,484
Scholar Rock Holding Corp.(a)	16,024	463,094
Seagen Inc.(a)	114,725	18,112,783
SELLAS Life Sciences Group Inc.(a)(b)	2	22
Seres Therapeutics Inc.(a)(b)	49,383	1,177,785
Sesen Bio Inc.(a)(b)	102,208	472,201
Shattuck Labs Inc.(a)	18,566	538,228
Silverback Therapeutics Inc.(a)(b)	12,519	386,712
Soleno Therapeutics Inc.(a)	600	684
Solid Biosciences Inc.(a)	30,881	113,024
Soligenix Inc.(a)(b)	14,886	16,523
Sonnet BioTherapeutics Holdings Inc.(a)	39	62
Sorrento Therapeutics Inc.(a)(b)	184,706	1,789,801
Spectrum Pharmaceuticals Inc.(a)	121,108	454,155
Spero Therapeutics Inc.(a)	6,254	87,306
SpringWorks Therapeutics Inc.(a)	21,743	1,791,841
Stoke Therapeutics Inc.(a)	17,910	602,851
Sutro Biopharma Inc.(a)(b)	22,523	418,703
Syndax Pharmaceuticals Inc.(a)(b)	43,020	738,653
Synlogic Inc.(a)	458	1,782
Synthetic Biologics Inc.(a)	1,090	657
Syros Pharmaceuticals Inc.(a)(b)	61,522	335,295
T2 Biosystems Inc.(a)(b)	64,808	77,122
TCR2 Therapeutics Inc.(a)	32,090	526,597
Tempest Therapeutics Inc.(a)(b)	89	996
Tenax Therapeutics Inc.(a)	627	1,361
TG Therapeutics Inc.(a)	104,601	4,057,473
Tonix Pharmaceuticals Holding Corp.(a)(b)	499,638	554,598
Tracon Pharmaceuticals Inc.(a)	632	4,102
Translate Bio Inc.(a)(b)	72,556	1,998,192
Travere Therapeutics Inc.(a)	56,643	826,421
Security	Shares	Value

Biotechnology (continued)
Trevena Inc.(a)(b)	78,610	$132,851
Turning Point Therapeutics Inc.(a)(b)	39,808	3,105,820
Twist Bioscience Corp.(a)	39,559	5,271,237
Tyme Technologies Inc.(a)(b)	226,092	284,876
Ultragenyx Pharmaceutical Inc.(a)	57,757	5,507,130
uniQure NV(a)(b)	33,914	1,044,551
United Therapeutics Corp.(a)	40,016	7,179,271
Vaccinex Inc.(a)(b)	2,566	7,185
Vanda Pharmaceuticals Inc.(a)	57,807	1,243,429
Vaxart Inc.(a)(b)	106,587	798,337
Vaxcyte Inc.(a)	16,276	366,373
VBI Vaccines Inc.(a)(b)	268,549	899,639
Veracyte Inc.(a)	68,009	2,719,000
Verastem Inc.(a)(b)	98,005	398,880
Vericel Corp.(a)	37,418	1,964,445
Vertex Pharmaceuticals Inc.(a)	235,220	47,427,409
Viking Therapeutics Inc.(a)(b)	73,290	439,007
Vir Biotechnology Inc.(a)(b)	58,914	2,785,454
Viracta Therapeutics Inc.(a)(b)	223	2,529
Viridian Therapeutics Inc.(a)	7	128
VistaGen Therapeutics Inc.(a)(b)	64,486	203,131
Vor BioPharma Inc.(a)(b)	19,628	366,062
Voyager Therapeutics Inc.(a)	25,422	104,993
vTv Therapeutics Inc., Class A(a)(b)	7,855	17,909
Vyant Bio Inc.(a)(b)	257	961
X4 Pharmaceuticals Inc.(a)	1,202	7,813
XBiotech Inc.(a)(b)	7,814	129,400
Xencor Inc.(a)	49,885	1,720,534
XOMA Corp.(a)(b)	8,115	275,910
Yield10 Bioscience Inc.(a)	7	60
Y-mAbs Therapeutics Inc.(a)(b)	27,069	914,932
Yumanity Therapeutics Inc.(a)(b)	330	3,844
Zentalis Pharmaceuticals Inc.(a)	10,495	558,334
ZIOPHARM Oncology Inc.(a)(b)	144,170	380,609
		1,071,807,489
Building Products — 0.6%
A O Smith Corp.	118,744	8,556,693
AAON Inc.	34,340	2,149,341
Advanced Drainage Systems Inc.	49,042	5,716,826
Allegion PLC	82,606	11,507,016
Alpha Pro Tech Ltd.(a)(b)	15,491	132,758
American Woodmark Corp.(a)	15,790	1,289,885
Apogee Enterprises Inc.	24,514	998,455
Armstrong Flooring Inc.(a)	23,559	145,830
Armstrong World Industries Inc.	39,691	4,257,257
AZEK Co. Inc. (The)(a)	132,986	5,646,586
Builders FirstSource Inc.(a)	181,846	7,757,550
Carrier Global Corp.	743,560	36,137,016
Cornerstone Building Brands Inc.(a)	32,383	588,723
CSW Industrials Inc.	9,752	1,155,222
Fortune Brands Home & Security Inc.	120,952	12,048,029
Gibraltar Industries Inc.(a)	27,032	2,062,812
Griffon Corp.	39,932	1,023,457
Insteel Industries Inc.	24,833	798,381
JELD-WEN Holding Inc.(a)	72,878	1,913,776
Jewett-Cameron Trading Co. Ltd.(a)	566	5,501
Johnson Controls International PLC	644,478	44,230,525
Lennox International Inc.	30,882	10,833,406
Masco Corp.	233,357	13,747,061
Masonite International Corp.(a)	24,590	2,748,916

Schedule of Investments (unaudited) (continued)	iShares® Core S&P Total U.S. Stock Market ETF
June 30, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Building Products (continued)
Owens Corning	97,028	$9,499,041
PGT Innovations Inc.(a)	66,567	1,546,351
Quanex Building Products Corp.	31,775	789,291
Resideo Technologies Inc.(a)	128,038	3,841,140
Simpson Manufacturing Co. Inc.	40,518	4,474,808
Tecnoglass Inc.	4,139	88,575
Trane Technologies PLC	215,987	39,771,846
Trex Co. Inc.(a)	107,364	10,973,674
UFP Industries Inc.	58,239	4,329,487
View Inc.(a)	83,038	704,162
		251,469,397
Capital Markets — 3.1%
Affiliated Managers Group Inc.	38,626	5,956,515
Ameriprise Financial Inc.	104,771	26,075,406
Apollo Global Management Inc.	195,133	12,137,273
Ares Management Corp., Class A.	100,129	6,367,203
Artisan Partners Asset Management Inc., Class A	59,906	3,044,423
Ashford Inc.(a)(b)	329	7,475
Assetmark Financial Holdings Inc.(a)	19,485	488,294
Associated Capital Group Inc., Class A	1,422	55,259
B. Riley Financial Inc.	15,075	1,138,162
Bank of New York Mellon Corp. (The)	728,818	37,337,346
BGC Partners Inc., Class A	373,767	2,119,259
BlackRock Inc.(e)	127,633	111,675,046
Blackstone Group Inc. (The), NVS	618,690	60,099,547
Blucora Inc.(a)	47,755	826,639
BrightSphere Investment Group Inc.	64,394	1,508,751
Carlyle Group Inc. (The)	106,163	4,934,456
Cboe Global Markets Inc.	97,011	11,549,160
Charles Schwab Corp. (The)	1,357,351	98,828,726
CME Group Inc.	323,783	68,862,168
Cohen & Co. Inc.(a)(b)	735	13,855
Cohen & Steers Inc.	17,354	1,424,590
Coinbase Global Inc., Class A(a)(b)	24,298	6,154,683
Cowen Inc., Class A	23,776	976,005
Diamond Hill Investment Group Inc.	2,611	436,846
Donnelley Financial Solutions Inc.(a)	24,028	792,924
Evercore Inc., Class A	39,465	5,555,488
FactSet Research Systems Inc.	34,271	11,501,690
Federated Hermes Inc.	82,049	2,782,282
Focus Financial Partners Inc., Class A(a)	43,051	2,087,973
Franklin Resources Inc.	251,891	8,057,993
GAMCO Investors Inc., Class A	7,113	178,536
GCM Grosvenor Inc., Class A(b)	57,699	601,224
Goldman Sachs Group Inc. (The)	306,856	116,461,058
Greenhill & Co. Inc.	24,562	382,185
Hamilton Lane Inc., Class A	26,042	2,372,947
Hennessy Advisors Inc.	4,734	44,121
Houlihan Lokey Inc.	47,287	3,867,604
Interactive Brokers Group Inc., Class A(b)	72,139	4,741,696
Intercontinental Exchange Inc.	506,184	60,084,041
Invesco Ltd.	330,535	8,835,201
Janus Henderson Group PLC	135,010	5,239,738
Jefferies Financial Group Inc.	176,009	6,019,508
KKR & Co. Inc.	528,583	31,313,257
Lazard Ltd., Class A	103,608	4,688,262
LPL Financial Holdings Inc.	71,261	9,618,810
Manning & Napier Inc.(a)	15,565	122,497
MarketAxess Holdings Inc.	33,915	15,722,655
Medley Management Inc., Class A(a)(b)	482	2,969

Security	Shares	Value

Capital Markets (continued)
Moelis & Co., Class A	54,807	$3,117,970
Moody’s Corp.	144,423	52,334,562
Morgan Stanley	1,342,479	123,091,899
Morningstar Inc.	19,795	5,089,492
MSCI Inc.	74,543	39,737,382
Nasdaq Inc.	102,638	18,043,760
Northern Trust Corp.	190,193	21,990,115
Open Lending Corp., Class A(a)(b)	87,673	3,777,830
Oppenheimer Holdings Inc., Class A, NVS	8,246	419,227
Piper Sandler Cos	15,511	2,009,605
PJT Partners Inc., Class A(b)	28,166	2,010,489
Pzena Investment Management Inc., Class A	15,508	170,743
Raymond James Financial Inc.	113,257	14,712,084
S&P Global Inc.	218,275	89,590,974
Safeguard Scientifics Inc.(a)	10,152	78,780
Sculptor Capital Management Inc.	23,609	580,545
SEI Investments Co.	100,743	6,243,044
Siebert Financial Corp.(a)	40,441	194,521
Silvercrest Asset Management Group Inc., Class A	7,539	113,387
State Street Corp.	315,678	25,973,986
StepStone Group Inc., Class A	21,614	743,522
Stifel Financial Corp.	96,936	6,287,269
StoneX Group Inc.(a)	15,546	943,176
T Rowe Price Group Inc.	204,782	40,540,693
Tradeweb Markets Inc., Class A	92,682	7,837,190
U.S. Global Investors Inc., Class A, NVS	16,545	102,414
Value Line Inc.	194	6,014
Virtu Financial Inc., Class A	81,875	2,262,206
Virtus Investment Partners Inc.	7,440	2,066,609
Westwood Holdings Group Inc.	7,884	171,556
WisdomTree Investments Inc.	75,390	467,418
		1,233,800,208
Chemicals — 1.8%
Advanced Emissions Solutions Inc.(a)	45,735	338,896
AdvanSix Inc.(a)	24,998	746,440
AgroFresh Solutions Inc.(a)(b)	23,803	49,510
Air Products & Chemicals Inc.	199,568	57,411,722
Albemarle Corp.	105,803	17,823,573
American Vanguard Corp.	23,774	416,283
Amyris Inc.(a)(b)	152,873	2,502,531
Ashland Global Holdings Inc.	49,596	4,339,650
Avient Corp.	83,669	4,113,168
Axalta Coating Systems Ltd.(a)	193,049	5,886,064
Balchem Corp.	31,996	4,199,795
Cabot Corp.	56,424	3,212,218
Celanese Corp.	103,482	15,687,871
CF Industries Holdings Inc.	202,234	10,404,939
Chase Corp.	7,825	802,923
Chemours Co. (The)	148,303	5,160,944
Core Molding Technologies Inc.(a)(b)	7,830	120,817
Corteva Inc.	670,786	29,749,359
Danimer Scientific Inc.(a)	56,146	1,406,457
Diversey Holdings Ltd.(a)	42,595	762,877
Dow Inc.	674,314	42,670,590
DuPont de Nemours Inc.	479,949	37,152,852
Eastman Chemical Co.	126,307	14,746,342
Ecolab Inc.	223,990	46,135,220
Element Solutions Inc.	187,587	4,385,784
Ferro Corp.(a)	73,491	1,585,201

Schedule of Investments (unaudited) (continued)	iShares® Core S&P Total U.S. Stock Market ETF
June 30, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Chemicals (continued)
Flotek Industries Inc.(a)(b)	48,136	$83,275
FMC Corp.	115,396	12,485,847
FutureFuel Corp.	20,001	192,010
GCP Applied Technologies Inc.(a)	54,126	1,258,971
Hawkins Inc.	16,322	534,546
HB Fuller Co.	53,936	3,430,869
Huntsman Corp.	192,365	5,101,520
Ikonics Corp.(a)	237	4,577
Ingevity Corp.(a)	39,934	3,249,030
Innospec Inc.	23,561	2,134,862
International Flavors & Fragrances Inc.	226,652	33,861,809
Intrepid Potash Inc.(a)	10,357	329,974
Koppers Holdings Inc.(a)	16,497	533,678
Kraton Corp.(a)	25,107	810,705
Kronos Worldwide Inc.	18,610	266,495
Linde PLC	469,196	135,644,564
Livent Corp.(a)(b)	111,416	2,157,014
LSB Industries Inc.(a)(b)	16,374	99,063
LyondellBasell Industries NV, Class A	234,372	24,109,848
Marrone Bio Innovations Inc.(a)(b)	16,925	28,096
Minerals Technologies Inc.	32,122	2,527,038
Mosaic Co. (The)	323,232	10,314,333
NewMarket Corp.	7,136	2,297,649
Northern Technologies International Corp.	1,582	27,527
Olin Corp.	136,828	6,329,663
Orion Engineered Carbons SA(a)	55,435	1,052,711
PPG Industries Inc.	213,881	36,310,577
PQ Group Holdings Inc.	33,290	511,334
PureCycle Technologies Inc.(a)(b)	66,672	1,576,793
Quaker Chemical Corp.	10,627	2,520,618
Rayonier Advanced Materials Inc.(a)	45,839	306,663
RPM International Inc.	119,221	10,572,518
Scotts Miracle-Gro Co. (The)	35,517	6,816,423
Sensient Technologies Corp.	40,413	3,498,149
Sherwin-Williams Co. (The)	216,309	58,933,387
Stepan Co.	22,062	2,653,397
Trecora Resources(a)(b)	16,364	136,149
Tredegar Corp.	23,708	326,459
Trinseo SA	30,104	1,801,423
Tronox Holdings PLC, Class A	91,569	2,051,146
Valvoline Inc.	171,600	5,570,136
Venator Materials PLC(a)	47,617	225,705
Westlake Chemical Corp.	33,074	2,979,637
WR Grace & Co.	53,507	3,698,404
Zymergen Inc.(a)(b)	17,515	700,775
		701,867,393
Commercial Services & Supplies — 0.5%
ABM Industries Inc.	62,854	2,787,575
ACCO Brands Corp.	90,188	778,322
Acme United Corp.	740	32,974
ACV Auctions Inc., Class A(a)	32,206	825,440
ADT Inc.	138,178	1,490,941
AMREP Corp.(a)	692	8,069
Aqua Metals Inc.(a)(b)	48,293	144,879
ARC Document Solutions Inc.	32,816	70,554
Brady Corp., Class A, NVS	39,580	2,218,063
BrightView Holdings Inc.(a)	21,131	340,632
Brink’s Co. (The)	48,474	3,724,742
Casella Waste Systems Inc., Class A(a)	45,743	2,901,478
CECO Environmental Corp.(a)	24,179	173,122
Security	Shares	Value

Commercial Services & Supplies (continued)
Charah Solutions Inc.(a)(b)	7,712	$38,946
Cimpress PLC(a)(b)	16,254	1,762,096
Cintas Corp.	80,577	30,780,414
Clean Harbors Inc.(a)	48,176	4,487,113
CompX International Inc.	257	5,338
Copart Inc.(a)	191,107	25,193,636
CoreCivic Inc.(a)	121,432	1,271,393
Covanta Holding Corp.	114,043	2,008,297
Deluxe Corp.	41,177	1,967,025
Document Security Systems Inc.(a)(b)	14,880	26,635
Driven Brands Holdings Inc.(a)(b)	29,310	906,265
Ennis Inc.	23,797	512,111
Fuel Tech Inc.(a)	16,192	38,051
Harsco Corp.(a)	72,970	1,490,047
Healthcare Services Group Inc.	65,400	2,064,678
Heritage-Crystal Clean Inc.(a)	15,597	462,919
Herman Miller Inc.	49,526	2,334,656
HNI Corp.	40,269	1,770,628
IAA Inc.(a)	121,467	6,624,810
Interface Inc.	48,495	741,973
JanOne Inc.(a)	173	1,349
KAR Auction Services Inc.(a)	121,467	2,131,746
Kimball International Inc., Class B	53,540	704,051
Knoll Inc.	33,184	862,452
Matthews International Corp., Class A	32,852	1,181,358
Montrose Environmental Group Inc.(a)	8,162	437,973
MSA Safety Inc.	31,592	5,231,003
NL Industries Inc.	8,207	53,346
Odyssey Marine Exploration Inc.(a)	7,491	47,643
Performant Financial Corp.(a)	32,677	122,539
Perma-Fix Environmental Services Inc.(a)	8,858	63,335
Pitney Bowes Inc.	107,368	941,617
Quad/Graphics Inc.(a)	23,567	97,803
Quest Resource Holding Corp.(a)	8,333	52,915
Republic Services Inc.	191,803	21,100,248
Rollins Inc.	203,914	6,973,859
RR Donnelley & Sons Co.(a)	73,226	459,859
SP Plus Corp.(a)(b)	16,165	494,487
Steelcase Inc., Class A	80,505	1,216,431
Stericycle Inc.(a)	79,123	5,661,251
Team Inc.(a)	24,644	165,115
Tetra Tech Inc.	49,417	6,030,851
U.S. Ecology Inc.(a)	29,853	1,120,085
UniFirst Corp./MA	12,580	2,951,771
Viad Corp.(a)	16,440	819,534
Vidler Water Resouces Inc.(a)	9,740	129,542
Virco Mfg. Corp.(a)	7,893	26,915
VSE Corp.	7,914	391,822
Waste Management Inc.	347,843	48,736,283
Wilhelmina International Inc.(a)	303	1,512
		208,192,517
Communications Equipment — 0.8%
ADTRAN Inc.	41,289	852,618
Applied Optoelectronics Inc.(a)(b)	19,146	162,167
Arista Networks Inc.(a)	49,811	18,047,023
Aviat Networks Inc.(a)	14,922	488,994
BK Technologies Corp.	14,813	46,661
Calix Inc.(a)	56,851	2,700,423
Cambium Networks Corp.(a)	5,830	281,881
Casa Systems Inc.(a)	25,006	221,803

Schedule of Investments (unaudited) (continued)	iShares® Core S&P Total U.S. Stock Market ETF
June 30, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Communications Equipment (continued)
Ciena Corp.(a)(b)	143,306	$8,152,678
Cisco Systems Inc.	3,800,896	201,447,488
Clearfield Inc.(a)	8,744	327,463
ClearOne Inc.(a)(b)	8,689	23,808
CommScope Holding Co. Inc.(a)	176,061	3,751,860
Communications Systems Inc.	7,508	53,907
Comtech Telecommunications Corp.	22,802	550,896
Digi International Inc.(a)	23,783	478,276
DZS Inc.(a)	6,976	144,752
EchoStar Corp., Class A(a)	40,554	985,057
EMCORE Corp.(a)	10,636	98,064
Extreme Networks Inc.(a)	155,639	1,736,931
F5 Networks Inc.(a)	55,398	10,340,591
Genasys Inc.(a)(b)	25,272	138,491
Harmonic Inc.(a)(b)	73,973	630,250
Infinera Corp.(a)(b)	220,279	2,246,846
Inseego Corp.(a)(b)	54,892	553,860
Juniper Networks Inc.	311,925	8,531,149
KVH Industries Inc.(a)	15,494	190,576
Lantronix Inc.(a)	8,019	41,378
Lumentum Holdings Inc.(a)(b)	70,848	5,811,662
Motorola Solutions Inc.	153,258	33,233,997
NETGEAR Inc.(a)	31,640	1,212,445
NetScout Systems Inc.(a)	63,088	1,800,532
Network-1 Technologies Inc.	8,978	29,268
Optical Cable Corp.(a)	7,984	30,499
PCTEL Inc.	11,637	76,222
Plantronics Inc.(a)	31,714	1,323,425
Resonant Inc.(a)(b)	27,564	88,480
Ribbon Communications Inc.(a)	81,372	619,241
TESSCO Technologies Inc.(a)	7,419	45,627
Ubiquiti Inc.	7,113	2,220,608
ViaSat Inc.(a)	56,616	2,821,741
Viavi Solutions Inc.(a)	204,211	3,606,366
Vislink Technologies Inc.(a)	4	11
		316,146,015
Construction & Engineering — 0.2%
AECOM(a)	136,750	8,659,010
Ameresco Inc., Class A(a)(b)	16,404	1,028,859
API Group Corp.(a)(b)(f)	143,115	2,989,672
Arcosa Inc.	42,391	2,490,047
Argan Inc.	11,101	530,517
Comfort Systems USA Inc.	32,091	2,528,450
Concrete Pumping Holdings Inc.(a)(b)	10,667	90,349
Construction Partners Inc., Class A(a)(b)	41,674	1,308,564
Dycom Industries Inc.(a)(b)	26,125	1,947,096
EMCOR Group Inc.	50,705	6,246,349
Fluor Corp.(a)	128,377	2,272,273
Granite Construction Inc.	39,638	1,646,166
Great Lakes Dredge & Dock Corp.(a)	49,090	717,205
HC2 Holdings Inc.(a)(b)	37,423	148,943
IES Holdings Inc.(a)	25,475	1,308,396
Infrastructure and Energy Alternatives Inc.(a)(b)	9,236	118,775
Limbach Holdings Inc.(a)(b)	5,850	54,171
MasTec Inc.(a)	47,849	5,076,779
Matrix Service Co.(a)	24,204	254,142
MYR Group Inc.(a)	16,539	1,503,726
Northwest Pipe Co.(a)	8,203	231,735
NV5 Global Inc.(a)(b)	7,909	747,480
Orbital Energy Group Inc.(a)(b)	24,709	107,978

Security	Shares	Value

Construction & Engineering (continued)
Orion Group Holdings Inc.(a)(b)	24,405	$140,329
Primoris Services Corp.	53,192	1,565,441
Quanta Services Inc.	121,424	10,997,372
Sterling Construction Co. Inc.(a)	18,155	438,080
Tutor Perini Corp.(a)	33,215	460,028
Valmont Industries Inc.	19,008	4,486,838
WillScot Mobile Mini Holdings Corp.(a)(b)	182,085	5,074,709
		65,169,479
Construction Materials — 0.1%
Eagle Materials Inc.	40,803	5,798,515
Forterra Inc.(a)	17,306	406,864
Martin Marietta Materials Inc.	56,020	19,708,396
Summit Materials Inc., Class A(a)(b)	106,620	3,715,707
U.S. Concrete Inc.(a)	15,414	1,137,553
United State Lime & Minerals Inc.	502	69,823
Vulcan Materials Co.	121,202	21,097,632
		51,934,490
Consumer Finance — 0.7%
Ally Financial Inc.	332,135	16,553,608
American Express Co.	585,287	96,706,971
Atlanticus Holdings Corp.(a)	7,291	289,453
Capital One Financial Corp.	407,205	62,990,541
Consumer Portfolio Services Inc.(a)	16,461	74,074
Credit Acceptance Corp.(a)(b)	10,006	4,543,825
Curo Group Holdings Corp.	30,892	525,164
Discover Financial Services	275,099	32,541,461
Encore Capital Group Inc.(a)	33,953	1,609,033
Enova International Inc.(a)	27,211	930,888
EZCORP Inc., Class A, NVS(a)	48,256	290,984
FirstCash Inc.	39,746	3,038,184
Green Dot Corp., Class A(a)	39,318	1,842,048
LendingClub Corp.(a)	74,337	1,347,730
LendingTree Inc.(a)(b)	9,404	1,992,519
Navient Corp.	183,866	3,554,130
Nelnet Inc., Class A	23,001	1,730,365
Nicholas Financial Inc.(a)(b)	8,734	97,995
OneMain Holdings Inc.	78,957	4,730,314
Oportun Financial Corp.(a)	8,055	161,342
PRA Group Inc.(a)	40,821	1,570,384
PROG Holdings Inc.	62,053	2,986,611
Regional Management Corp.	9,138	425,283
Santander Consumer USA Holdings Inc.	63,055	2,290,158
SLM Corp.	291,501	6,104,031
Synchrony Financial	480,294	23,303,865
Upstart Holdings Inc.(a)(b)	19,027	2,376,472
World Acceptance Corp.(a)	4,775	765,146
		275,372,579
Containers & Packaging — 0.4%
Amcor PLC	1,369,485	15,694,298
AptarGroup Inc.	62,476	8,799,120
Avery Dennison Corp.	75,732	15,921,896
Ball Corp.	299,565	24,270,756
Berry Global Group Inc.(a)	120,901	7,885,163
Crown Holdings Inc.	121,742	12,443,250
Graphic Packaging Holding Co.	269,311	4,885,302
Greif Inc., Class A, NVS	24,105	1,459,558
Greif Inc., Class B	8,046	474,714
International Paper Co.	355,195	21,777,005
Myers Industries Inc.	24,279	509,859

Schedule of Investments (unaudited) (continued)	iShares® Core S&P Total U.S. Stock Market ETF
June 30, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Containers & Packaging (continued)
O-I Glass Inc.(a)	146,425	$2,391,120
Packaging Corp. of America	84,393	11,428,500
Pactiv Evergreen Inc.	38,730	583,661
Ranpak Holdings Corp.(a)(b)	26,798	670,754
Sealed Air Corp.	130,839	7,752,211
Silgan Holdings Inc.	66,362	2,754,023
Sonoco Products Co.	90,464	6,052,042
UFP Technologies Inc.(a)	7,467	428,755
Westrock Co.	237,061	12,616,386
		158,798,373
Distributors — 0.1%
AMCON Distributing Co.	53	8,115
Core-Mark Holding Co. Inc.	40,538	1,824,615
Educational Development Corp.	1,390	17,333
Funko Inc., Class A(a)	15,771	335,607
Genuine Parts Co.	131,798	16,668,493
Greenlane Holdings Inc., Class A(a)(b)	6,146	27,473
LKQ Corp.(a)	256,193	12,609,820
Pool Corp.	36,934	16,940,148
Weyco Group Inc.	7,441	166,455
		48,598,059
Diversified Consumer Services — 0.2%
2U Inc.(a)(b)	72,763	3,032,034
Adtalem Global Education Inc.(a)	48,886	1,742,297
American Public Education Inc.(a)	15,959	452,278
Bright Horizons Family Solutions Inc.(a)	54,726	8,050,742
Carriage Services Inc.	16,000	591,520
Chegg Inc.(a)(b)	126,317	10,498,206
Coursera Inc.(a)(b)	18,110	716,432
frontdoor Inc.(a)(b)	78,628	3,917,247
Graham Holdings Co., Class B	3,232	2,048,765
Grand Canyon Education Inc.(a)	39,401	3,544,908
H&R Block Inc.	151,647	3,560,672
Houghton Mifflin Harcourt Co.(a)(b)	90,020	993,821
Laureate Education Inc., Class A(a)	98,835	1,434,096
Lincoln Educational Services Corp.(a)(b)	24,126	187,700
OneSpaWorld Holdings Ltd.(a)	29,316	284,072
Perdoceo Education Corp.(a)	57,202	701,868
Regis Corp.(a)	32,622	305,342
Select Interior Concepts Inc., Class A(a)	40,976	385,174
Service Corp. International	150,728	8,077,513
Strategic Education Inc.	21,431	1,630,042
Stride Inc.(a)(b)	40,859	1,312,800
Terminix Global Holdings Inc.(a)(b)	121,877	5,814,752
Universal Technical Institute Inc.(a)	16,557	107,455
Vivint Smart Home Inc.(a)(b)	35,745	471,834
WW International Inc.(a)(b)	47,201	1,705,844
XpresSpa Group Inc.(a)(b)	61,300	94,402
Zovio Inc., Class A(a)(b)	16,107	41,717
		61,703,533
Diversified Financial Services — 1.2%
Alerus Financial Corp.	15,036	436,194
A-Mark Precious Metals Inc.	1,302	60,543
Berkshire Hathaway Inc., Class B(a)	1,711,016	475,525,567
Cannae Holdings Inc.(a)	73,231	2,483,263
Equitable Holdings Inc.	350,816	10,682,347
FlexShopper Inc.(a)	8,828	26,219
GWG Holdings Inc.(a)(b)	186	1,326
LM Funding America Inc.(a)	85	365

Security	Shares	Value

Diversified Financial Services (continued)
Marlin Business Services Corp.	12,535	$285,297
Voya Financial Inc.	115,420	7,098,330
		496,599,451
Diversified Telecommunication Services — 1.1%
Alaska Communications Systems Group Inc.(a)	60,924	202,877
Anterix Inc.(a)	8,296	497,677
AST SpaceMobile Inc.(a)(b)	71,307	922,713
AT&T Inc.	6,452,902	185,714,519
ATN International Inc.	8,298	377,476
Bandwidth Inc., Class A(a)	18,804	2,593,448
Cincinnati Bell Inc.(a)	26,821	413,580
Cogent Communications Holdings Inc.	38,092	2,928,894
Consolidated Communications Holdings Inc.(a)(b)	65,596	576,589
Globalstar Inc.(a)(b)	559,244	995,454
IDT Corp., Class B(a)	12,255	452,945
Iridium Communications Inc.(a)	108,764	4,349,472
Liberty Global PLC, Class A(a)(b)	115,650	3,141,054
Liberty Global PLC, Class C, NVS(a)	297,828	8,053,269
Liberty Latin America Ltd., Class A(a)	47,784	662,286
Liberty Latin America Ltd., Class C, NVS(a)(b)	135,998	1,917,572
Lumen Technologies Inc.	903,871	12,283,607
Ooma Inc.(a)	10,793	203,556
ORBCOMM Inc.(a)	46,315	520,581
Radius Global Infrastructure Inc., Class A(a)	55,699	807,635
Verizon Communications Inc.	3,730,309	209,009,213
		436,624,417
Electric Utilities — 1.4%
ALLETE Inc.	46,438	3,249,731
Alliant Energy Corp.	230,245	12,838,461
American Electric Power Co. Inc.	448,227	37,915,522
Avangrid Inc.	66,398	3,414,849
Duke Energy Corp.	693,796	68,491,541
Edison International	338,531	19,573,863
Entergy Corp.	183,754	18,320,274
Evergy Inc.	208,731	12,613,614
Eversource Energy	310,659	24,927,278
Exelon Corp.	889,659	39,420,790
FirstEnergy Corp.	497,640	18,517,184
Genie Energy Ltd., Class B	16,102	101,765
Hawaiian Electric Industries Inc.	96,870	4,095,664
IDACORP Inc.	46,985	4,581,038
MGE Energy Inc.	33,050	2,460,242
NextEra Energy Inc.	1,769,576	129,674,529
NRG Energy Inc.	218,899	8,821,630
OGE Energy Corp.	181,346	6,102,293
Otter Tail Corp.	41,489	2,025,078
PG&E Corp.(a)	1,330,233	13,528,470
Pinnacle West Capital Corp.	104,353	8,553,815
PNM Resources Inc.	72,516	3,536,605
Portland General Electric Co.	80,565	3,712,435
PPL Corp.	683,785	19,125,467
Southern Co. (The)	951,188	57,556,386
Spark Energy Inc., Class A	15,216	172,397
Xcel Energy Inc.	480,227	31,637,355
		554,968,276
Electrical Equipment — 0.7%
Acuity Brands Inc.	34,434	6,440,191
Advent Technologies Holdings Inc.(a)(b)	56,270	542,443
Allied Motion Technologies Inc.	11,135	384,492

Schedule of Investments (unaudited) (continued)	iShares® Core S&P Total U.S. Stock Market ETF
June 30, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Electrical Equipment (continued)
American Superconductor Corp.(a)(b)	40,136	$697,965
AMETEK Inc.	206,016	27,503,136
Array Technologies Inc.(a)(b)	98,911	1,543,012
Atkore Inc.(a)	38,600	2,740,600
AZZ Inc.	24,025	1,244,014
Babcock & Wilcox Enterprises Inc.(a)(b)	45,766	360,636
Beam Global(a)(b)	5,238	200,668
Bloom Energy Corp., Class A(a)(b)	105,310	2,829,680
Broadwind Inc.(a)(b)	16,120	73,024
Capstone Green Energy Corp.(a)	1,371	7,705
ChargePoint Holdings Inc.(a)(b)	146,141	5,076,938
Eaton Corp. PLC	358,426	53,111,565
Emerson Electric Co.	543,273	52,284,593
Encore Wire Corp.	16,826	1,275,243
Energous Corp.(a)(b)	33,712	96,753
Energy Focus Inc.(a)(b)	1,425	5,671
EnerSys	40,027	3,911,839
Eos Energy Enterprises Inc.(a)(b)	34,747	624,056
Espey Manufacturing & Electronics Corp.	612	9,070
FuelCell Energy Inc.(a)(b)	289,806	2,579,273
Generac Holdings Inc.(a)	57,100	23,705,065
GrafTech International Ltd.	150,499	1,748,798
Hubbell Inc.	48,150	8,996,346
Ideal Power Inc.(a)(b)	636	8,084
LSI Industries Inc.	23,700	189,837
nVent Electric PLC	155,362	4,853,509
Ocean Power Technologies Inc.(a)	15	37
Orion Energy Systems Inc.(a)	24,633	141,147
Pioneer Power Solutions Inc.(b)	7,334	34,250
Plug Power Inc.(a)(b)	463,151	15,835,133
Powell Industries Inc.	8,051	249,178
Preformed Line Products Co.	650	48,230
Regal Beloit Corp.	35,074	4,682,730
Rockwell Automation Inc.	104,050	29,760,381
Romeo Power Inc.(a)(b)	78,104	635,767
Sensata Technologies Holding PLC(a)(b)	147,312	8,539,677
Servotronics Inc.(a)	113	965
Shoals Technologies Group Inc., Class A(a)(b)	70,157	2,490,573
Stem Inc.(a)(b)	98,672	3,553,179
Sunrun Inc.(a)(b)	151,893	8,472,592
Sunworks Inc.(a)(b)	20,856	219,197
Thermon Group Holdings Inc.(a)	25,257	430,379
TPI Composites Inc.(a)(b)	34,844	1,687,146
Ultralife Corp.(a)	8,332	69,822
Vertiv Holdings Co.(b)	231,042	6,307,447
Vicor Corp.(a)	15,210	1,608,305
Westwater Resources Inc.(a)(b)	20,711	98,584
		287,908,925
Electronic Equipment, Instruments & Components — 0.8%
908 Devices Inc.(a)(b)	13,997	542,384
ADDvantage Technologies Group Inc.(a)(b)	7,313	19,306
Advanced Energy Industries Inc.	32,906	3,708,835
Aeva Technologies Inc.(a)(b)	81,988	866,613
Akoustis Technologies Inc.(a)(b)	46,981	503,166
Amphenol Corp., Class A	535,238	36,615,632
Arlo Technologies Inc.(a)	57,218	387,366
Arrow Electronics Inc.(a)	67,890	7,727,919
Avnet Inc.	96,125	3,852,690
Badger Meter Inc.	24,569	2,410,710
Bel Fuse Inc., Class A	246	3,523

Security	Shares	Value

Electronic Equipment, Instruments & Components (continued)
Bel Fuse Inc., Class B, NVS	8,111	$116,798
Belden Inc.	39,858	2,015,619
Benchmark Electronics Inc.	41,417	1,178,728
CDW Corp./DE	127,877	22,333,718
Cemtrex Inc.(a)	788	1,190
ClearSign Technologies Corp.(a)	2,687	12,898
Coda Octopus Group Inc.(a)(b)	40,006	348,052
Cognex Corp.	155,776	13,092,973
Coherent Inc.(a)	23,470	6,204,060
Corning Inc.	700,930	28,668,037
CPS Technologies Corp.(a)(b)	7,911	76,025
CTS Corp.	25,270	939,033
Daktronics Inc.(a)	32,742	215,770
Data I/O Corp.(a)	7,827	53,302
Digital Ally Inc.(a)	889	1,600
Electro-Sensors Inc.(a)	222	1,086
ePlus Inc.(a)	15,248	1,321,849
Fabrinet(a)	32,532	3,118,843
FARO Technologies Inc.(a)	16,098	1,251,941
Frequency Electronics Inc.(a)	7,827	76,705
Identiv Inc.(a)(b)	8,986	152,762
IEC Electronics Corp.(a)(b)	8,334	87,590
II-VI Inc.(a)	97,069	7,046,239
Image Sensing Systems Inc.(b)	7,458	50,714
Insight Enterprises Inc.(a)	32,471	3,247,425
Intellicheck Inc.(a)(b)	11,278	94,397
IPG Photonics Corp.(a)(b)	32,613	6,873,842
Iteris Inc.(a)(b)	24,170	160,730
Itron Inc.(a)	37,989	3,798,140
Jabil Inc.	115,438	6,709,257
Key Tronic Corp.(a)	8,268	53,907
Keysight Technologies Inc.(a)	167,618	25,881,895
Kimball Electronics Inc.(a)	18,302	397,885
Knowles Corp.(a)	73,981	1,460,385
LGL Group Inc. (The)(a)	449	4,674
LightPath Technologies Inc., Class A(a)(b)	8,936	22,697
Littelfuse Inc.	22,715	5,787,555
Luna Innovations Inc.(a)	31,897	345,445
Methode Electronics Inc.	32,646	1,606,510
MicroVision Inc.(a)(b)	132,391	2,217,549
MICT Inc.(a)(b)	44,930	105,136
Napco Security Technologies Inc.(a)(b)	8,959	325,839
National Instruments Corp.	122,758	5,190,208
Neonode Inc.(a)	2,003	12,359
nLight Inc.(a)	34,695	1,258,735
Novanta Inc.(a)	31,854	4,292,645
OSI Systems Inc.(a)	15,390	1,564,240
Ouster Inc.(a)(b)	70,606	881,869
PAR Technology Corp.(a)(b)	19,195	1,342,498
PC Connection Inc.	14,353	664,113
Plexus Corp.(a)	23,113	2,112,759
Powerfleet Inc.(a)	13,324	95,933
Research Frontiers Inc.(a)	16,383	38,828
RF Industries Ltd.(a)	7,834	58,442
Richardson Electronics Ltd.	8,805	73,170
Rogers Corp.(a)	16,379	3,288,903
Sanmina Corp.(a)	68,068	2,651,929
ScanSource Inc.(a)	24,214	681,140
Schmitt Industries Inc.(a)	498	2,739
SigmaTron International Inc.(a)	7,298	36,563

Schedule of Investments (unaudited) (continued)	iShares® Core S&P Total U.S. Stock Market ETF
June 30, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Electronic Equipment, Instruments & Components (continued)
SYNNEX Corp.	38,095	$4,638,447
Taitron Components Inc., Class A	800	3,984
TE Connectivity Ltd.	295,552	39,961,586
Trimble Inc.(a)	226,627	18,544,887
TTM Technologies Inc.(a)	88,384	1,263,891
Universal Security Instruments Inc.(a)(b)	622	5,225
Velodyne Lidar Inc.(a)(b)	37,023	393,925
Vishay Intertechnology Inc.	114,623	2,584,749
Vishay Precision Group Inc.(a)	8,876	302,139
Vontier Corp.	153,769	5,009,794
Wayside Technology Group Inc.	830	20,783
Wireless Telecom Group Inc.(a)	16,045	65,303
ZAGG Inc., NVS(a)(c)	23,161	2,084
Zebra Technologies Corp., Class A(a)	47,661	25,236,023
		326,376,837
Energy Equipment & Services — 0.3%
Archrock Inc.	121,908	1,086,200
Aspen Aerogels Inc.(a)	17,500	523,600
Baker Hughes Co.	659,510	15,082,994
Bristow Group Inc.(a)	30,894	791,195
Cactus Inc., Class A	58,654	2,153,775
ChampionX Corp.(a)	163,547	4,194,981
Core Laboratories NV	40,360	1,572,022
Dawson Geophysical Co.(a)(b)	42,043	109,732
DMC Global Inc.(a)	13,986	786,153
Dril-Quip Inc.(a)(b)	30,861	1,044,028
ENGlobal Corp.(a)(b)	15,588	47,232
Enservco Corp.(a)(b)	1,439	2,360
Exterran Corp.(a)(b)	47,244	224,881
Forum Energy Technologies Inc.(a)(b)	5,482	128,717
Frank’s International NV(a)	75,777	229,604
Geospace Technologies Corp.(a)	15,419	124,740
Gulf Island Fabrication Inc.(a)	9,020	40,770
Halliburton Co.	794,874	18,377,487
Helix Energy Solutions Group Inc.(a)(b)	123,391	704,563
Helmerich & Payne Inc.	97,036	3,166,285
Independence Contract Drilling Inc.(a)	1,050	4,505
ION Geophysical Corp.(a)(b)	8,093	16,914
KLX Energy Services Holdings Inc.(a)(b)	4,650	44,408
Liberty Oilfield Services Inc., Class A(a)	93,755	1,327,571
Mammoth Energy Services Inc.(a)(b)	24,359	111,808
MIND Technology Inc.(a)(b)	8,789	17,051
Nabors Industries Ltd.(a)	5,210	595,190
Natural Gas Services Group Inc.(a)(b)	17	175
NCS Multistage Holdings Inc.(a)	5,167	156,922
Newpark Resources Inc.(a)	80,500	278,530
NexTier Oilfield Solutions Inc.(a)(b)	148,590	707,288
Nine Energy Service Inc.(a)(b)	14,974	44,024
NOV Inc.(a)	346,013	5,300,919
Oceaneering International Inc.(a)	89,967	1,400,786
Oil States International Inc.(a)	62,950	494,157
Patterson-UTI Energy Inc.	200,493	1,992,900
Profire Energy Inc.(a)(b)	25,055	28,312
ProPetro Holding Corp.(a)	74,602	683,354
Ranger Energy Services Inc.(a)(b)	4,784	38,272
RPC Inc.(a)	43,395	214,805
Schlumberger Ltd.	1,264,117	40,464,385
SEACOR Marine Holdings Inc.(a)	41,064	181,092
Select Energy Services Inc., Class A(a)	49,472	298,811
Smart Sand Inc.(a)(b)	126,928	422,670

Security	Shares	Value

Energy Equipment & Services (continued)
Solaris Oilfield Infrastructure Inc., Class A	32,186	$313,492
Superior Drilling Products Inc.(a)(b)	7,975	7,337
TechnipFMC PLC(a)(b)	382,370	3,460,448
TETRA Technologies Inc.(a)(b)	80,917	351,180
Tidewater Inc.(a)(b)	29,234	352,270
Transocean Ltd.(a)(b)	532,536	2,407,063
U.S. Silica Holdings Inc.(a)	57,796	668,122
U.S. Well Services Inc.(a)(b)	57,596	58,172
		112,834,252
Entertainment — 1.9%
Activision Blizzard Inc.	698,189	66,635,158
AMC Entertainment Holdings Inc., Class A(a)(b)	452,576	25,652,008
Ballantyne Strong Inc.(a)(b)	8,927	42,760
Chicken Soup For The Soul
Entertainment Inc.(a)(b)	3,008	124,531
Cinedigm Corp., Class A(a)(b)	80,234	103,502
Cinemark Holdings Inc.(a)	97,119	2,131,762
CuriosityStream Inc.(a)(b)	54,211	739,438
Electronic Arts Inc.	260,232	37,429,169
Gaia Inc., Class A(a)(b)	16,128	177,247
Liberty Media Corp.-Liberty Braves, Class A(a)(b)	17,731	500,369
Liberty Media Corp.-Liberty Braves, Class C, NVS(a)	31,925	886,557
Liberty Media Corp.-Liberty Formula One, Class A(a)(b)	34,440	1,468,177
Liberty Media Corp.-Liberty Formula One, Class C, NVS(a)(b)	184,822	8,910,269
Lions Gate Entertainment Corp., Class A(a)(b)	51,519	1,066,443
Lions Gate Entertainment Corp., Class B, NVS(a)	97,814	1,789,996
Live Nation Entertainment Inc.(a)	129,608	11,352,365
LiveXLive Media Inc.(a)(b)	83,936	396,178
Madison Square Garden Entertainment Corp.(a)(b)	15,832	1,329,413
Madison Square Garden Sports Corp.(a)(b)	15,850	2,735,234
Marcus Corp. (The)(a)	20,887	443,013
Netflix Inc.(a)	400,604	211,603,039
Playtika Holding Corp.(a)(b)	63,234	1,507,499
Reading International Inc., Class A, NVS(a)(b)	15,968	111,297
Roku Inc.(a)	103,907	47,719,290
Sciplay Corp., Class A(a)(b)	14,021	237,656
Skillz Inc.(a)(b)	215,150	4,673,058
Take-Two Interactive Software Inc.(a)	103,918	18,395,564
Walt Disney Co. (The)(a)	1,638,743	288,041,857
Warner Music Group Corp., Class A	93,099	3,355,288
World Wrestling Entertainment Inc., Class A	41,505	2,402,724
Zynga Inc., Class A(a)	907,719	9,649,053
		751,609,914
Equity Real Estate Investment Trusts (REITs) — 3.2%
Acadia Realty Trust	67,399	1,480,082
ACRE Realty Investors Inc.(a)(c)	2,715	2,253
Agree Realty Corp.	50,504	3,560,027
Alexander & Baldwin Inc.	56,750	1,039,660
Alexander’s Inc.	1,605	430,060
Alexandria Real Estate Equities Inc.	123,717	22,509,071
American Assets Trust Inc.	38,648	1,441,184
American Campus Communities Inc.	122,449	5,720,817
American Finance Trust Inc.	97,619	827,809
American Homes 4 Rent, Class A	248,755	9,664,132
American Tower Corp.	410,899	111,000,256
Americold Realty Trust	228,311	8,641,571
Apartment Income REIT Corp.	136,196	6,459,776

Schedule of Investments (unaudited) (continued)	iShares® Core S&P Total U.S. Stock Market ETF
June 30, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Equity Real Estate Investment Trusts (REITs) (continued)
Apartment Investment & Management Co., Class A	136,332	$914,788
Apple Hospitality REIT Inc.	214,014	3,265,854
Armada Hoffler Properties Inc.	57,478	763,883
Ashford Hospitality Trust Inc.(a)	196,425	895,698
AvalonBay Communities Inc.	124,463	25,974,183
Bluerock Residential Growth REIT Inc., Class A	19,888	202,261
Boston Properties Inc.	125,800	14,415,422
Braemar Hotels & Resorts Inc.(a)	23,927	148,587
Brandywine Realty Trust	154,391	2,116,701
Brixmor Property Group Inc.	269,961	6,179,407
Broadstone Net Lease Inc.	131,505	3,078,532
BRT Apartments Corp.	8,065	139,847
Camden Property Trust	89,327	11,851,013
CareTrust REIT Inc.	78,422	1,821,743
CatchMark Timber Trust Inc., Class A	32,718	382,801
Cedar Realty Trust Inc.	8,395	141,372
Centerspace	9,024	711,994
Chatham Lodging Trust(a)	29,949	385,444
CIM Commercial Trust Corp.	1,414	12,655
City Office REIT Inc.	57,204	711,046
Clipper Realty Inc.	39,429	289,803
Columbia Property Trust Inc.	113,053	1,965,992
Community Healthcare Trust Inc.	17,778	843,744
Condor Hospitality Trust Inc.(a)	5,412	32,851
CorEnergy Infrastructure Trust Inc.	8,744	57,885
CorePoint Lodging Inc.(a)	38,475	411,683
CoreSite Realty Corp.	39,075	5,259,495
Corporate Office Properties Trust	95,189	2,664,340
Cousins Properties Inc.	131,956	4,853,342
Crown Castle International Corp.	391,834	76,446,813
CTO Realty Growth Inc.	8,881	475,311
CubeSmart	174,129	8,065,655
CyrusOne Inc.	112,619	8,054,511
DiamondRock Hospitality Co.(a)	184,481	1,789,466
Digital Realty Trust Inc.	253,719	38,174,561
DigitalBridge Group Inc.(a)	445,826	3,522,025
Diversified Healthcare Trust	214,885	898,219
Douglas Emmett Inc.	151,949	5,108,525
Duke Realty Corp.	335,392	15,880,811
Easterly Government Properties Inc.	62,834	1,324,541
EastGroup Properties Inc.	37,956	6,241,864
Empire State Realty Trust Inc., Class A	95,932	1,151,184
EPR Properties(a)	73,251	3,858,863
Equinix Inc.	80,926	64,951,208
Equity Commonwealth	105,315	2,759,253
Equity LifeStyle Properties Inc.	154,685	11,494,642
Equity Residential	312,992	24,100,384
Essential Properties Realty Trust Inc.	99,706	2,696,050
Essex Property Trust Inc.	59,261	17,778,893
Extra Space Storage Inc.	120,617	19,759,477
Farmland Partners Inc.	18,381	221,491
Federal Realty Investment Trust	63,911	7,488,452
First Industrial Realty Trust Inc.	118,757	6,202,678
Four Corners Property Trust Inc.	53,751	1,484,065
Franklin Street Properties Corp.	81,516	428,774
Gaming and Leisure Properties Inc.	194,226	8,998,491
GEO Group Inc. (The)	108,883	775,247
Getty Realty Corp.	41,926	1,305,995
Gladstone Commercial Corp.	47,072	1,061,944

Security	Shares	Value

Equity Real Estate Investment Trusts (REITs) (continued)
Gladstone Land Corp.	40,860	$983,092
Global Medical REIT Inc.	48,364	713,853
Global Net Lease Inc.	73,109	1,352,517
Global Self Storage Inc.	7,796	40,617
Healthcare Realty Trust Inc.	128,238	3,872,788
Healthcare Trust of America Inc., Class A	205,213	5,479,187
Healthpeak Properties Inc.	497,209	16,552,088
Hersha Hospitality Trust, Class A(a)	39,057	420,253
Highwoods Properties Inc.	97,160	4,388,717
Host Hotels & Resorts Inc.(a)	615,705	10,522,398
Hudson Pacific Properties Inc.	137,192	3,816,681
Independence Realty Trust Inc.	96,132	1,752,486
Indus Realty Trust Inc.	714	46,874
Industrial Logistics Properties Trust	44,608	1,166,053
Innovative Industrial Properties Inc.	21,662	4,137,875
Invitation Homes Inc.	502,682	18,745,012
Iron Mountain Inc.	262,550	11,111,116
iStar Inc.	56,992	1,181,444
JBG SMITH Properties	106,242	3,347,685
Kilroy Realty Corp.	97,794	6,810,374
Kimco Realty Corp.	374,084	7,799,651
Kite Realty Group Trust	89,162	1,962,456
Lamar Advertising Co., Class A	80,501	8,405,914
Lexington Realty Trust	237,730	2,840,873
Life Storage Inc.	71,565	7,682,503
LTC Properties Inc.	32,996	1,266,716
Macerich Co. (The)	150,887	2,753,688
Mack-Cali Realty Corp.	81,232	1,393,129
Medical Properties Trust Inc.	551,975	11,094,697
Mid-America Apartment Communities Inc.	105,266	17,728,900
Monmouth Real Estate Investment Corp.	107,162	2,006,073
National Health Investors Inc.	39,912	2,676,100
National Retail Properties Inc.	159,470	7,475,954
National Storage Affiliates Trust	66,269	3,350,561
NETSTREIT Corp.	33,042	761,949
New Senior Investment Group Inc.	60,536	531,506
NexPoint Residential Trust Inc.	16,896	928,942
Office Properties Income Trust.	38,457	1,127,175
Omega Healthcare Investors Inc.	211,456	7,673,738
One Liberty Properties Inc.	15,591	442,628
Outfront Media Inc.(a)	126,831	3,047,749
Paramount Group Inc.	171,414	1,726,139
Park Hotels & Resorts Inc.(a)	218,159	4,496,257
Pebblebrook Hotel Trust	120,076	2,827,790
Physicians Realty Trust	203,028	3,749,927
Piedmont Office Realty Trust Inc., Class A	129,823	2,397,831
Plymouth Industrial REIT Inc.	32,942	659,499
Postal Realty Trust Inc., Class A	6,035	110,078
PotlatchDeltic Corp.	57,750	3,069,412
Power REIT(a)	239	9,601
Preferred Apartment Communities Inc., Class A	49,372	481,377
Prologis Inc.	667,739	79,814,843
PS Business Parks Inc.	18,775	2,780,202
Public Storage	137,304	41,285,940
QTS Realty Trust Inc., Class A	64,174	4,960,650
Rayonier Inc.	131,497	4,724,687
Realty Income Corp.	337,941	22,554,182
Regency Centers Corp.	137,842	8,831,537
Retail Opportunity Investments Corp.	110,740	1,955,668
Retail Properties of America Inc., Class A	193,678	2,217,613

Schedule of Investments (unaudited) (continued)	iShares® Core S&P Total U.S. Stock Market ETF
June 30, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Equity Real Estate Investment Trusts (REITs) (continued)
Retail Value Inc.	19,921	$433,282
Rexford Industrial Realty Inc.	123,110	7,011,114
RLJ Lodging Trust	153,995	2,345,344
RPT Realty	51,775	672,040
Ryman Hospitality Properties Inc.(a)	48,260	3,810,610
Sabra Health Care REIT Inc.	177,764	3,235,305
Safehold Inc.(b)	10,952	859,732
Saul Centers Inc.	9,428	428,503
SBA Communications Corp.	98,872	31,510,506
Seritage Growth Properties, Class A(a)	23,435	431,204
Service Properties Trust	146,426	1,844,968
Simon Property Group Inc.	296,507	38,688,233
SITE Centers Corp.	143,833	2,166,125
SL Green Realty Corp.	63,758	5,100,640
Sotherly Hotels Inc.(a)	8,815	26,445
Spirit Realty Capital Inc.	108,485	5,189,922
STAG Industrial Inc.	136,982	5,127,236
STORE Capital Corp.	218,212	7,530,496
Summit Hotel Properties Inc.(a)	90,974	848,787
Sun Communities Inc.	102,507	17,569,700
Sunstone Hotel Investors Inc.(a)	194,293	2,413,119
Tanger Factory Outlet Centers Inc.	86,551	1,631,486
Terreno Realty Corp.	62,265	4,017,338
UDR Inc.	259,762	12,723,143
UMH Properties Inc.	26,956	588,180
Uniti Group Inc.	233,536	2,473,146
Universal Health Realty Income Trust	11,306	695,884
Urban Edge Properties	103,530	1,977,423
Urstadt Biddle Properties Inc., Class A	15,793	306,068
Ventas Inc.	346,341	19,776,071
VEREIT Inc.	203,989	9,369,215
VICI Properties Inc.	487,436	15,120,265
Vornado Realty Trust	143,926	6,717,026
Washington REIT	90,421	2,079,683
Weingarten Realty Investors	120,307	3,858,245
Welltower Inc.	374,655	31,133,830
Weyerhaeuser Co.	680,399	23,419,334
Wheeler Real Estate Investment Trust Inc.(a)	736	3,724
Whitestone REIT	29,303	241,750
WP Carey Inc.	160,519	11,977,928
Xenia Hotels & Resorts Inc.(a)	94,894	1,777,365
		1,270,944,117
Food & Staples Retailing — 1.2%
Albertsons Companies Inc., Class A(b)	47,167	927,303
Andersons Inc. (The)	24,112	736,139
BJ’s Wholesale Club Holdings Inc.(a)	119,786	5,699,418
Casey’s General Stores Inc.	34,442	6,703,791
Chefs’ Warehouse Inc. (The)(a)	21,983	699,719
Costco Wholesale Corp.	398,369	157,622,662
Grocery Outlet Holding Corp.(a)(b)	75,784	2,626,674
HF Foods Group Inc.(a)(b)	30,509	161,393
Ingles Markets Inc., Class A	17,393	1,013,490
Kroger Co. (The)	686,084	26,283,878
MedAvail Holdings Inc.(a)	25	306
Performance Food Group Co.(a)	116,795	5,663,390
PriceSmart Inc.	16,831	1,531,789
Rite Aid Corp.(a)(b)	42,444	691,837
SpartanNash Co.	46,962	906,836
Sprouts Farmers Market Inc.(a)(b)	106,802	2,654,030
Sysco Corp.	464,315	36,100,491

Security	Shares	Value

Food & Staples Retailing (continued)
U.S. Foods Holding Corp.(a)(b)	195,886	$7,514,187
United Natural Foods Inc.(a)	60,421	2,234,369
Village Super Market Inc., Class A	7,538	177,218
Walmart Inc.	1,238,406	174,640,014
Walgreens Boots Alliance Inc.	643,123	33,834,701
Weis Markets Inc.	14,971	773,402
		469,197,037
Food Products — 1.0%
Alico Inc.	649	23,104
AppHarvest Inc.(a)(b)	54,132	866,112
Arcadia Biosciences Inc.(a)(b)	219	650
Archer-Daniels-Midland Co.	500,791	30,347,935
B&G Foods Inc.	55,805	1,830,404
Beyond Meat Inc.(a)(b)	45,487	7,163,748
Bridgford Foods Corp.(a)	641	8,429
Bunge Ltd.	130,548	10,202,326
Calavo Growers Inc.	17,640	1,118,729
Cal-Maine Foods Inc.(b)	37,553	1,359,794
Campbell Soup Co.	185,137	8,440,396
Coffee Holding Co. Inc.(a)	7,915	42,504
Conagra Brands Inc.	423,826	15,418,790
Darling Ingredients Inc.(a)	146,213	9,869,377
Farmer Bros. Co.(a)	2,456	31,167
Flowers Foods Inc.	184,857	4,473,539
Fresh Del Monte Produce Inc.	29,620	973,906
Freshpet Inc.(a)(b)	40,567	6,610,798
General Mills Inc.	552,550	33,666,871
Hain Celestial Group Inc. (The)(a)	81,419	3,266,530
Hershey Co. (The)	131,927	22,979,045
Hormel Foods Corp.	258,528	12,344,712
Hostess Brands Inc.(a)(b)	136,029	2,202,310
Ingredion Inc.	56,921	5,151,350
J&J Snack Foods Corp.	14,859	2,591,558
JM Smucker Co. (The)	98,716	12,790,632
John B Sanfilippo & Son Inc.	7,538	667,641
Kellogg Co.	223,315	14,365,854
Kraft Heinz Co. (The)	593,247	24,192,613
Lamb Weston Holdings Inc.	132,295	10,670,915
Lancaster Colony Corp.	18,560	3,591,546
Landec Corp.(a)	24,259	272,914
Lifeway Foods Inc.(a)(b)	7,325	37,943
Limoneira Co.	8,793	154,317
McCormick & Co. Inc./MD, NVS	225,370	19,904,678
Mondelez International Inc., Class A	1,265,079	78,991,533
Pilgrim’s Pride Corp.(a)	54,352	1,205,527
Post Holdings Inc.(a)(b)	56,162	6,091,892
RiceBran Technologies(a)(b)	8,000	9,040
Rocky Mountain Chocolate Factory Inc.(a)	7,285	55,585
S&W Seed Co.(a)	9,042	32,913
Sanderson Farms Inc.	16,888	3,174,437
Seaboard Corp.	183	707,978
Seneca Foods Corp., Class A(a)	7,418	378,911
Seneca Foods Corp., Class B(a)	117	6,128
Simply Good Foods Co. (The)(a)	76,013	2,775,235
Tattooed Chef Inc.(a)(b)	35,479	761,025
Tootsie Roll Industries Inc.	24,416	827,947
TreeHouse Foods Inc.(a)	48,899	2,176,983
Tyson Foods Inc., Class A	269,513	19,879,279
Utz Brands Inc.	35,257	768,250
Vital Farms Inc.(a)(b)	17,651	352,314

Schedule of Investments (unaudited) (continued)	iShares® Core S&P Total U.S. Stock Market ETF
June 30, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Food Products (continued)
Whole Earth Brands Inc.(a)(b)	55,383	$803,053
		386,631,167
Gas Utilities — 0.1%
Atmos Energy Corp.	119,503	11,485,433
Chesapeake Utilities Corp.	15,666	1,885,090
National Fuel Gas Co.	80,448	4,203,408
New Jersey Resources Corp.	81,863	3,239,319
Northwest Natural Holding Co.	29,875	1,569,035
ONE Gas Inc.	48,097	3,564,950
RGC Resources Inc.	1,246	31,412
South Jersey Industries Inc.	109,580	2,841,409
Southwest Gas Holdings Inc.	49,770	3,294,276
Spire Inc.	46,995	3,396,329
UGI Corp.	192,553	8,917,129
		44,427,790
Health Care Equipment & Supplies — 3.4%
Abbott Laboratories	1,602,966	185,831,848
ABIOMED Inc.(a)	41,219	12,864,862
Accelerate Diagnostics Inc.(a)(b)	25,182	202,967
Accuray Inc.(a)	79,029	357,211
Acutus Medical Inc.(a)	17,291	293,601
Aethlon Medical Inc.(a)	415	2,042
Align Technology Inc.(a)	64,690	39,525,590
Alphatec Holdings Inc.(a)	62,468	957,010
AngioDynamics Inc.(a)	24,220	657,089
Apollo Endosurgery Inc.(a)	72	583
Apyx Medical Corp.(a)	24,181	249,306
Asensus Surgical Inc.(a)(b)	203,649	645,567
Aspira Women’s Health Inc.(a)(b)	37,811	212,498
AtriCure Inc.(a)	42,509	3,372,239
Atrion Corp.	1,031	640,179
Avanos Medical Inc.(a)	45,424	1,652,071
Avinger Inc.(a)	8	10
Axogen Inc.(a)	39,454	852,601
Axonics Inc.(a)(b)	38,240	2,424,798
Baxter International Inc.	456,949	36,784,394
Becton Dickinson and Co.	262,447	63,824,486
Beyond Air Inc.(a)(b)	9,218	59,733
Biolase Inc.(a)	61,926	43,231
BioLife Solutions Inc.(a)	35,615	1,585,224
Biomerica Inc.(a)(b)	7,059	28,307
Boston Scientific Corp.(a)	1,282,274	54,830,036
Butterfly Network Inc.(a)(b)	115,975	1,679,318
Cardiovascular Systems Inc.(a)(b)	46,750	1,993,887
Cerus Corp.(a)	192,742	1,139,105
Chembio Diagnostics Inc.(a)(b)	8,014	23,802
ClearPoint Neuro Inc.(a)(b)	8,959	171,027
Co-Diagnostics Inc.(a)(b)	31,201	257,408
Conformis Inc.(a)	50,622	58,215
CONMED Corp.	24,039	3,303,680
Cooper Companies Inc. (The)	43,599	17,276,976
CryoLife Inc.(a)	48,316	1,372,174
CryoPort Inc.(a)(b)	44,744	2,823,346
Cutera Inc.(a)	11,159	547,126
CytoSorbents Corp.(a)	23,396	176,640
Danaher Corp.	574,127	154,072,722
Dare Bioscience Inc.(a)(b)	643	1,215
DENTSPLY SIRONA Inc.	194,509	12,304,639
Dexcom Inc.(a)(b)	87,829	37,502,983
Eargo Inc.(a)(b)	13,799	550,718

Security	Shares	Value

Health Care Equipment & Supplies (continued)
Edwards Lifesciences Corp.(a)	557,809	$57,772,278
Ekso Bionics Holdings Inc.(a)	15,264	83,952
ElectroCore Inc.(a)	15,145	18,023
Electromed Inc.(a)	7,285	82,248
Envista Holdings Corp.(a)	145,852	6,302,265
FONAR Corp.(a)	7,460	131,893
Glaukos Corp.(a)(b)	38,391	3,256,709
Globus Medical Inc., Class A(a)	76,119	5,901,506
Haemonetics Corp.(a)	47,231	3,147,474
Helius Medical Technologies Inc.(a)(b)	1,941	32,919
Heska Corp.(a)	8,592	1,973,840
Hill-Rom Holdings Inc.	63,397	7,201,265
Hologic Inc.(a)	233,830	15,601,138
ICU Medical Inc.(a)	18,150	3,735,270
IDEXX Laboratories Inc.(a)	76,280	48,174,634
Inari Medical Inc.(a)	8,299	774,131
Inogen Inc.(a)	16,410	1,069,440
Insulet Corp.(a)(b)	61,202	16,800,561
Integer Holdings Corp.(a)	32,798	3,089,572
Integra LifeSciences Holdings Corp.(a)(b)	64,148	4,377,460
Intersect ENT Inc.(a)	25,178	430,292
IntriCon Corp.(a)	7,463	167,768
Intuitive Surgical Inc.(a)	106,673	98,100,758
Invacare Corp.(a)	29,172	235,418
InVivo Therapeutics Holdings Corp.(a)	16	12
iRadimed Corp.(a)	7,231	212,664
iRhythm Technologies Inc.(a)	26,124	1,733,327
IRIDEX Corp.(a)	7,926	55,958
Kewaunee Scientific Corp.(a)	262	3,770
Lantheus Holdings Inc.(a)	62,512	1,727,832
LeMaitre Vascular Inc.	22,220	1,355,864
LENSAR Inc.(a)	10,846	93,926
LivaNova PLC(a)	46,362	3,899,508
Masimo Corp.(a)	46,253	11,214,040
Medtronic PLC	1,213,469	150,627,907
Meridian Bioscience Inc.(a)	33,380	740,368
Merit Medical Systems Inc.(a)	48,682	3,147,778
Mesa Laboratories Inc.(b)	5,352	1,451,302
Microbot Medical Inc.(a)(b)	17	135
Milestone Scientific Inc.(a)(b)	8,836	21,648
Misonix Inc.(a)(b)	7,422	164,620
Motus GI Holdings Inc.(a)(b)	9,157	9,523
Natus Medical Inc.(a)	31,626	821,643
Neogen Corp.(a)	99,776	4,593,687
NeuroMetrix Inc.(a)	10	34
Neuronetics Inc.(a)(b)	31,704	507,898
Nevro Corp.(a)	32,165	5,332,635
Novocure Ltd.(a)(b)	76,227	16,908,673
NuVasive Inc.(a)	47,168	3,197,047
OraSure Technologies Inc.(a)	48,681	493,625
Ortho Clinical Diagnostics Holdings PLC(a)	72,014	1,541,820
Orthofix Medical Inc.(a)	16,259	652,148
OrthoPediatrics Corp.(a)	13,846	874,790
Outset Medical Inc.(a)(b)	13,206	660,036
PAVmed Inc.(a)(b)	38,196	244,454
Penumbra Inc.(a)	30,861	8,457,766
Predictive Oncology Inc.(a)	6	8
Pro-Dex Inc.(a)(b)	613	18,733
Pulmonx Corp.(a)	14,085	621,430
Quidel Corp.(a)(b)	34,915	4,473,310

Schedule of Investments (unaudited) (continued)	iShares® Core S&P Total U.S. Stock Market ETF
June 30, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Health Care Equipment & Supplies (continued)
Quotient Ltd.(a)(b)	111,804	$406,967
Repro-Med Systems Inc.(a)	15,426	71,422
ResMed Inc.	130,669	32,212,522
Retractable Technologies Inc.(a)(b)	8,889	102,757
Rockwell Medical Inc.(a)(b)	56,383	51,314
SeaSpine Holdings Corp.(a)	48,206	988,705
Second Sight Medical Products Inc.(a)(b)	21,584	106,625
Senseonics Holdings Inc.(a)(b)	343,552	1,319,240
Sensus Healthcare Inc.(a)(b)	66,493	255,998
Shockwave Medical Inc.(a)	27,810	5,276,391
SI-BONE Inc.(a)	29,884	940,449
Sientra Inc.(a)(b)	42,205	335,952
Silk Road Medical Inc.(a)	30,964	1,481,937
SiNtx Technologies Inc.(a)(b)	13	25
SmileDirectClub Inc.(a)(b)	53,602	465,265
Soliton Inc.(a)(b)	5,800	130,442
Sorrento Tech Inc.(a)(c)	126	1
STAAR Surgical Co.(a)	41,696	6,358,640
Stereotaxis Inc.(a)	33,388	321,860
STERIS PLC	89,514	18,466,738
Strata Skin Sciences Inc.(a)	1,191	1,834
Stryker Corp.	296,787	77,084,488
Surgalign Holdings Inc.(a)	49,549	68,873
Surmodics Inc.(a)	9,195	498,829
Tactile Systems Technology Inc.(a)(b)	15,924	828,048
Tandem Diabetes Care Inc.(a)	53,847	5,244,698
Tela Bio Inc.(a)	3,109	50,086
Teleflex Inc.	41,820	16,802,858
ThermoGenesis Holdings Inc.(a)	27	72
TransMedics Group Inc.(a)	21,947	728,201
Treace Medical Concepts Inc.(a)(b)	22,187	693,566
Utah Medical Products Inc.	1,035	88,016
Vapotherm Inc.(a)	25,357	599,439
Varex Imaging Corp.(a)	33,319	893,616
Venus Concept Inc.(a)	13,815	42,965
ViewRay Inc.(a)(b)	80,571	531,769
VolitionRx Ltd.(a)(b)	8,828	29,044
West Pharmaceutical Services Inc.	67,096	24,094,174
Xtant Medical Holdings Inc.(a)	143	233
Zimmer Biomet Holdings Inc.	187,791	30,200,549
Zosano Pharma Corp.(a)(b)	83,608	79,436
Zynex Inc.(a)(b)	13,225	205,384
		1,375,532,625
Health Care Providers & Services — 2.5%
1Life Healthcare Inc.(a)	65,635	2,169,893
Acadia Healthcare Co. Inc.(a)	80,495	5,051,061
Accolade Inc.(a)(b)	18,241	990,669
AdaptHealth Corp.(a)	97,184	2,663,813
Addus HomeCare Corp.(a)	14,533	1,267,859
Agiliti Inc.(a)(b)	32,180	703,777
agilon health Inc.(a)	42,294	1,715,868
Alignment Healthcare Inc.(a)(b)	29,412	687,358
Amedisys Inc.(a)(b)	30,512	7,473,304
American Shared Hospital Services(a)	709	2,077
AmerisourceBergen Corp.	135,001	15,456,265
AMN Healthcare Services Inc.(a)	40,998	3,975,986
Anthem Inc.	221,288	84,487,758
Apollo Medical Holdings Inc.(a)	14,853	932,917
Avalon GloboCare Corp.(a)(b)	21,385	21,011
Aveanna Healthcare Holdings Inc.(a)(b)	63,582	786,509

Security	Shares	Value

Health Care Providers & Services (continued)
Brookdale Senior Living Inc.(a)	202,029	$1,596,029
Capital Senior Living Corp.(a)	1,488	73,656
Cardinal Health Inc.	265,687	15,168,071
Castle Biosciences Inc.(a)	13,258	972,209
Centene Corp.(a)	525,735	38,341,854
Chemed Corp.	14,793	7,019,279
Cigna Corp.	309,488	73,370,320
Clover Health Investments Corp.(a)(b)	97,365	1,296,902
Community Health Systems Inc.(a)	97,526	1,505,801
CorVel Corp.(a)	8,259	1,109,184
Covetrus Inc.(a)(b)	86,435	2,333,745
Cross Country Healthcare Inc.(a)	31,620	522,046
CVS Health Corp.	1,186,347	98,988,794
CynergisTek Inc./DE(a)(b)	7,591	15,410
DaVita Inc.(a)	61,935	7,458,832
Encompass Health Corp.	90,695	7,076,931
Ensign Group Inc. (The)	43,244	3,747,957
Enzo Biochem Inc.(a)	33,348	105,713
Exagen Inc.(a)	4,851	72,717
Five Star Senior Living Inc.(a)	15,249	87,834
Fulgent Genetics Inc.(a)(b)	15,946	1,470,700
Great Elm Group Inc.(a)	5,988	13,413
Guardant Health Inc.(a)	77,630	9,640,870
Hanger Inc.(a)	33,416	844,756
HCA Healthcare Inc.	236,371	48,867,341
HealthEquity Inc.(a)	75,847	6,104,167
Henry Schein Inc.(a)	130,002	9,644,848
Hims & Hers Health Inc.(a)(b)	59,047	643,022
Humana Inc.	116,506	51,579,536
InfuSystem Holdings Inc.(a)	16,136	335,467
Innovage Holding Corp.(a)	34,882	743,335
Joint Corp. (The)(a)	7,902	663,136
Laboratory Corp. of America Holdings(a)	86,822	23,949,849
LHC Group Inc.(a)	29,775	5,962,742
Magellan Health Inc.(a)	21,868	2,059,966
McKesson Corp.	144,667	27,666,117
MEDNAX Inc.(a)	81,601	2,460,270
ModivCare Inc.(a)	13,747	2,337,952
Molina Healthcare Inc.(a)	50,445	12,765,612
National HealthCare Corp.	8,533	596,457
National Research Corp.	8,279	380,006
Ontrak Inc.(a)(b)	9,782	317,719
Option Care Health Inc.(a)	92,220	2,016,851
Owens & Minor Inc.	74,773	3,165,141
Patterson Companies Inc.	82,072	2,494,168
Pennant Group Inc. (The)(a)	22,266	910,679
PetIQ Inc.(a)(b)	17,994	694,568
Premier Inc., Class A	57,443	1,998,442
Privia Health Group Inc.(a)(b)	18,509	821,244
Progyny Inc.(a)	32,927	1,942,693
Psychemedics Corp.(a)	7,309	50,871
Quest Diagnostics Inc.	117,899	15,559,131
R1 RCM Inc.(a)	118,988	2,646,293
RadNet Inc.(a)	48,922	1,648,182
Regional Health Properties Inc.(a)(b)	885	12,151
Select Medical Holdings Corp.	91,891	3,883,314
Sharps Compliance Corp.(a)(b)	8,746	90,084
Signify Health Inc., Class A(a)(b)	25,137	764,919
SOC Telemed Inc.(a)(b)	130,851	744,542
Star Equity Holdings Inc.(a)(b)	1,268	3,931

Schedule of Investments (unaudited) (continued)	iShares® Core S&P Total U.S. Stock Market ETF
June 30, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Health Care Providers & Services (continued)
Surgery Partners Inc.(a)(b)	25,620	$1,706,804
Tenet Healthcare Corp.(a)	102,102	6,839,813
Tivity Health Inc.(a)	47,894	1,260,091
Triple-S Management Corp.(a)	24,469	544,925
U.S. Physical Therapy Inc.	9,805	1,136,105
UnitedHealth Group Inc.	850,608	340,617,468
Universal Health Services Inc., Class B	70,593	10,336,933
		1,000,186,033
Health Care Technology — 0.3%
Allscripts Healthcare Solutions Inc.(a)	114,674	2,122,616
American Well Corp., Class A(a)(b)	50,564	636,095
CareCloud Inc.(a)	5,998	50,503
Castlight Health Inc., Class B(a)(b)	39,710	104,437
Cerner Corp.	271,666	21,233,415
Certara Inc.(a)(b)	26,191	741,991
Change Healthcare Inc.(a)	202,451	4,664,471
Computer Programs & Systems Inc.	8,291	275,510
Evolent Health Inc., Class A(a)(b)	75,566	1,595,954
GoodRx Holdings Inc., Class A(a)(b)	56,734	2,042,991
Health Catalyst Inc.(a)(b)	31,679	1,758,501
HealthStream Inc.(a)	23,596	659,272
HTG Molecular Diagnostics Inc.(a)	438	2,545
Icad Inc.(a)(b)	13,019	225,359
Inovalon Holdings Inc., Class A(a)	62,188	2,119,367
Inspire Medical Systems Inc.(a)	24,466	4,728,299
Multiplan Corp.(a)(b)	235,872	2,245,502
NantHealth Inc.(a)(b)	20,972	48,655
NextGen Healthcare Inc.(a)	39,997	663,550
Omnicell Inc.(a)	38,943	5,897,917
OptimizeRx Corp.(a)	9,198	569,356
Phreesia Inc.(a)	36,358	2,228,746
Schrodinger Inc.(a)	30,244	2,286,749
SCWorx Corp.(a)(b)	5,393	9,384
Simulations Plus Inc.(b)	17,557	964,055
Streamline Health Solutions Inc.(a)(b)	17,167	30,386
Tabula Rasa HealthCare Inc.(a)	24,832	1,241,600
Teladoc Health Inc.(a)(b)	117,325	19,509,974
Veeva Systems Inc., Class A(a)	124,886	38,833,302
Vocera Communications Inc.(a)	26,345	1,049,848
		118,540,350
Hotels, Restaurants & Leisure — 2.1%
Accel Entertainment Inc.(a)(b)	56,248	667,664
Airbnb Inc., Class A(a)(b)	132,411	20,277,421
Allied Esports Entertainment Inc.(a)(b)	6,841	15,734
Aramark	228,589	8,514,940
Ark Restaurants Corp.(a)	295	5,826
Bally’s Corp.(a)	21,518	1,164,339
BBQ Holdings Inc.(a)	8,255	156,680
Biglari Holdings Inc., Class A(a)(b)	19	14,801
Biglari Holdings Inc., Class B, NVS(a)	199	31,734
BJ’s Restaurants Inc.(a)(b)	23,584	1,158,918
Bloomin’ Brands Inc.(a)	79,520	2,158,173
Booking Holdings Inc.(a)	37,169	81,329,117
Bowl America Inc., Class A(a)	686	6,044
Boyd Gaming Corp.(a)	71,594	4,402,315
Brinker International Inc.(a)	37,222	2,302,181
Caesars Entertainment Inc.(a)(b)	192,517	19,973,639
Canterbury Park Holding Corp.	598	8,958
Carnival Corp.(a)	722,594	19,047,578
Carrols Restaurant Group Inc.(a)	31,752	190,829

Security	Shares	Value

Hotels, Restaurants & Leisure (continued)
Century Casinos Inc.(a)(b)	18,858	$253,263
Cheesecake Factory Inc. (The)(a)(b)	40,422	2,190,064
Chipotle Mexican Grill Inc.(a)	25,409	39,392,589
Choice Hotels International Inc.	25,745	3,060,051
Churchill Downs Inc.	32,754	6,493,808
Chuy’s Holdings Inc.(a)(b)	15,979	595,378
Cracker Barrel Old Country Store Inc.	23,510	3,490,295
Darden Restaurants Inc.	118,709	17,330,327
Dave & Buster’s Entertainment Inc.(a)	41,323	1,677,714
Del Taco Restaurants Inc.	27,807	278,348
Denny’s Corp.(a)	72,407	1,193,991
Dine Brands Global Inc.(a)	15,989	1,427,018
Domino’s Pizza Inc.	35,390	16,509,081
Dover Motorsports Inc.	16,014	36,031
DraftKings Inc., Class A(a)(b)	293,220	15,297,287
Drive Shack Inc.(a)(b)	62,621	207,275
El Pollo Loco Holdings Inc.(a)	18,453	337,505
ESC Diamond Resorts Inc.(a)(c)	10,532	0	(d)
Everi Holdings Inc.(a)	71,399	1,780,691
Expedia Group Inc.(a)	130,194	21,314,060
Fiesta Restaurant Group Inc.(a)	32,053	430,472
Flanigan’s Enterprises Inc.(a)(b)	198	7,981
Full House Resorts Inc.(a)(b)	8,023	79,749
Golden Entertainment Inc.(a)	17,372	778,266
Golden Nugget Online Gaming Inc.(a)(b)	43,108	550,058
Good Times Restaurants Inc.(a)(b)	8,751	35,792
Hilton Grand Vacations Inc.(a)(b)	83,477	3,455,113
Hilton Worldwide Holdings Inc.(a)	249,538	30,099,274
Hyatt Hotels Corp., Class A(a)	38,933	3,022,758
J Alexander’s Holdings Inc.(a)	15,506	180,490
Jack in the Box Inc.	23,263	2,592,429
Kura Sushi USA Inc., Class A(a)(b)	2,417	91,870
Las Vegas Sands Corp.(a)	300,052	15,809,740
Lindblad Expeditions Holdings Inc.(a)(b)	21,712	347,609
Luby’s Inc.(a)	16,876	64,804
Marriott International Inc./MD, Class A(a)	242,994	33,173,541
Marriott Vacations Worldwide Corp.(a)	38,849	6,188,646
McDonald’s Corp.	672,997	155,455,577
MGM Resorts International	373,924	15,947,859
Monarch Casino & Resort Inc.(a)	8,056	533,065
Nathan’s Famous Inc.	709	50,566
Noodles & Co.(a)(b)	16,566	206,744
Norwegian Cruise Line Holdings Ltd.(a)(b)	329,489	9,690,271
ONE Group Hospitality Inc. (The)(a)(b)	15,561	171,482
Papa John’s International Inc.	30,265	3,160,877
Penn National Gaming Inc.(a)(b)	134,794	10,310,393
Planet Fitness Inc., Class A(a)(b)	75,331	5,668,658
Playa Hotels & Resorts NV(a)	65,884	489,518
PlayAGS Inc.(a)	24,608	243,619
Potbelly Corp.(a)	23,604	186,472
Rave Restaurant Group Inc.(a)	3,285	4,862
RCI Hospitality Holdings Inc.	8,260	546,812
Red Robin Gourmet Burgers Inc.(a)	16,856	558,102
Red Rock Resorts Inc., Class A(a)	58,698	2,494,665
Royal Caribbean Cruises Ltd.(a)	198,254	16,907,101
Rush Street Interactive Inc.(a)(b)	40,531	496,910
Ruth’s Hospitality Group Inc.(a)	31,894	734,519
Scientific Games Corp./DE, Class A(a)(b)	51,148	3,960,901
SeaWorld Entertainment Inc.(a)	51,862	2,589,988
Shake Shack Inc., Class A(a)	35,429	3,791,612

Schedule of Investments (unaudited) (continued)	iShares® Core S&P Total U.S. Stock Market ETF
June 30, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Hotels, Restaurants & Leisure (continued)
Six Flags Entertainment Corp.(a)	66,547	$2,880,154
Starbucks Corp.	1,064,449	119,016,043
Target Hospitality Corp.(a)	1,075	3,988
Texas Roadhouse Inc.	58,300	5,608,460
Travel + Leisure Co.	81,125	4,822,881
Vail Resorts Inc.(a)	37,758	11,951,162
Wendy’s Co. (The)	171,734	4,022,010
Wingstop Inc.	25,157	3,965,498
Wyndham Hotels & Resorts Inc.	82,891	5,992,190
Wynn Resorts Ltd.(a)	95,669	11,700,319
Yum! Brands Inc.	269,384	30,987,241
		826,350,778
Household Durables — 0.5%
Aterian Inc.(a)(b)	8,128	118,913
Bassett Furniture Industries Inc.	17,081	415,922
Beazer Homes USA Inc.(a)	24,140	465,661
Cavco Industries Inc.(a)	7,976	1,772,187
Century Communities Inc.	22,388	1,489,697
Comstock Holding Companies Inc.(a)	285	1,704
Cricut Inc., Class A(a)(b)	23,641	1,007,107
Dixie Group Inc. (The)(a)	15,456	45,286
DR Horton Inc.	292,668	26,448,407
Emerson Radio Corp.(a)(b)	16,350	19,293
Ethan Allen Interiors Inc.	15,542	428,959
Flexsteel Industries Inc.	13	525
Garmin Ltd.	133,070	19,247,245
GoPro Inc., Class A(a)(b)	99,261	1,156,391
Green Brick Partners Inc.(a)	57,552	1,308,732
Hamilton Beach Brands Holding Co., Class A	28	624
Helen of Troy Ltd.(a)	20,999	4,790,292
Hooker Furniture Corp.	8,838	306,148
Hovnanian Enterprises Inc., Class A(a)(b)	5,361	569,821
Installed Building Products Inc.	22,456	2,747,716
iRobot Corp.(a)	24,517	2,289,643
KB Home.	74,227	3,022,523
La-Z-Boy Inc.	41,372	1,532,419
Leggett & Platt Inc.	121,993	6,320,457
Lennar Corp., Class A	251,274	24,964,072
Lennar Corp., Class B	14,273	1,162,536
LGI Homes Inc.(a)(b)	17,553	2,842,533
Lifetime Brands Inc.	8,432	126,227
Live Ventures Inc.(a)(b)	631	38,870
Lovesac Co. (The)(a)(b)	7,281	580,951
M/I Homes Inc.(a)	23,619	1,385,727
MDC Holdings Inc.	49,551	2,507,281
Meritage Homes Corp.(a)	32,434	3,051,391
Mohawk Industries Inc.(a)	51,424	9,883,178
Nephros Inc.(a)(b)	2,562	26,594
New Home Co. Inc. (The)(a)	8,980	52,713
Newell Brands Inc.	354,815	9,746,768
Nova Lifestyle Inc.(a)	2,790	8,844
NVR Inc.(a)	3,072	15,277,978
PulteGroup Inc.	244,802	13,358,845
Purple Innovation Inc., Class A(a)(b)	46,872	1,237,889
Skyline Champion Corp.(a)	46,276	2,466,511
Sonos Inc.(a)	84,571	2,979,436
Taylor Morrison Home Corp.(a)	116,251	3,071,351
Tempur Sealy International Inc.	164,796	6,458,355
Toll Brothers Inc.	105,465	6,096,932
TopBuild Corp.(a)	29,190	5,773,198

Security	Shares	Value

Household Durables (continued)
TRI Pointe Homes Inc.(a)	94,381	$2,022,585
Tupperware Brands Corp.(a)	43,179	1,025,501
Universal Electronics Inc.(a)	9,788	474,718
VOXX International Corp., Class A(a)	15,980	223,880
Vuzix Corp.(a)(b)	54,763	1,004,901
Whirlpool Corp.	55,558	12,112,755
Yunhong CTI Ltd.(a)	230	453
		205,468,645
Household Products — 1.1%
Central Garden & Pet Co.(a)	8,281	438,313
Central Garden & Pet Co., Class A, NVS(a)	39,937	1,928,957
Church & Dwight Co. Inc.	216,888	18,483,195
Clorox Co. (The)	111,136	19,994,478
Colgate-Palmolive Co.	763,906	62,143,753
Energizer Holdings Inc.	59,066	2,538,657
Kimberly-Clark Corp.	305,979	40,933,871
Ocean Bio-Chem Inc.	728	8,882
Oil-Dri Corp. of America	7,274	248,625
Procter & Gamble Co. (The)	2,208,126	297,942,441
Reynolds Consumer Products Inc.	44,116	1,338,921
Spectrum Brands Holdings Inc.	31,829	2,706,738
WD-40 Co.	11,317	2,900,434
		451,607,265
Independent Power and Renewable Electricity Producers — 0.1%
AES Corp. (The)	614,605	16,022,752
Clearway Energy Inc., Class A	31,844	803,106
Clearway Energy Inc., Class C	63,560	1,683,069
Ormat Technologies Inc.	45,101	3,135,872
Sunnova Energy International Inc.(a)(b)	58,610	2,207,253
Vistra Corp.	449,704	8,342,009
		32,194,061
Industrial Conglomerates — 1.0%
3M Co.	522,811	103,845,949
Carlisle Companies Inc.	47,320	9,056,101
General Electric Co.	7,912,534	106,502,708
Honeywell International Inc.	625,803	137,269,888
Raven Industries Inc.	32,488	1,879,431
Roper Technologies Inc.	95,697	44,996,729
		403,550,806
Insurance — 2.0%
Aflac Inc.	575,974	30,906,765
Alleghany Corp.(a)	12,773	8,520,485
Allstate Corp. (The)	269,570	35,162,711
Ambac Financial Group Inc.(a)	38,935	609,722
American Equity Investment Life Holding Co.	60,670	1,960,854
American Financial Group Inc./OH	60,424	7,536,081
American International Group Inc.	776,856	36,978,346
American National Group Inc.	8,125	1,206,969
AMERISAFE Inc.	21,724	1,296,706
Aon PLC, Class A	203,192	48,514,122
Arch Capital Group Ltd.(a)	373,443	14,541,870
Argo Group International Holdings Ltd.	34,238	1,774,556
Arthur J Gallagher & Co.	186,807	26,167,925
Assurant Inc.	54,636	8,533,051
Assured Guaranty Ltd.	52,915	2,512,404
Athene Holding Ltd., Class A(a)	114,007	7,695,473
Atlantic American Corp.(b)	749	3,236
Axis Capital Holdings Ltd.	68,447	3,354,587
Brighthouse Financial Inc.(a)	82,812	3,771,258

Schedule of Investments (unaudited) (continued)	iShares® Core S&P Total U.S. Stock Market ETF
June 30, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Insurance (continued)
Brown & Brown Inc.	213,822	$11,362,501
BRP Group Inc., Class A(a)	40,479	1,078,765
Chubb Ltd.	407,709	64,801,268
Cincinnati Financial Corp.	132,971	15,507,078
Citizens Inc./TX(a)(b)	40,585	214,695
CNA Financial Corp.	24,256	1,103,405
CNO Financial Group Inc.	115,664	2,731,984
Conifer Holdings Inc.(a)	833	2,391
Crawford & Co., Class A, NVS	16,113	146,145
Crawford & Co., Class B	8,819	75,843
Donegal Group Inc., Class A	9,750	142,058
eHealth Inc.(a)	23,057	1,346,529
Employers Holdings Inc.	20,755	888,314
Enstar Group Ltd.(a)	13,161	3,144,426
Erie Indemnity Co., Class A, NVS	22,966	4,440,476
Everest Re Group Ltd.	35,329	8,903,261
FedNat Holding Co.	8,918	37,010
FG Financial Group Inc.(a)	7,351	67,997
Fidelity National Financial Inc.	251,504	10,930,364
First American Financial Corp.	97,204	6,060,669
Genworth Financial Inc., Class A(a)	438,516	1,710,212
Globe Life Inc.	85,687	8,161,687
GoHealth Inc., Class A(a)(b)	49,254	552,137
Goosehead Insurance Inc., Class A	16,674	2,122,600
Greenlight Capital Re Ltd., Class A(a)	25,060	228,798
Hallmark Financial Services Inc.(a)(b)	15,418	68,610
Hanover Insurance Group Inc. (The)	32,453	4,401,925
Hartford Financial Services Group Inc. (The)	322,833	20,005,961
HCI Group Inc.	7,072	703,169
Horace Mann Educators Corp.	20,403	763,480
ICC Holdings Inc.(a)(b)	1,139	18,281
Independence Holding Co.	7,863	364,214
Investors Title Co.	321	56,056
James River Group Holdings Ltd.	23,359	876,430
Kemper Corp.	57,229	4,229,223
Kingstone Companies Inc.	7,356	57,377
Kingsway Financial Services Inc.(a)(b)	10,607	53,035
Kinsale Capital Group Inc.	18,671	3,076,421
Lemonade Inc.(a)(b)	17,222	1,884,259
Lincoln National Corp.	164,711	10,350,439
Loews Corp.	208,115	11,373,485
Maiden Holdings Ltd.(a)(b)	18,992	64,003
Markel Corp.(a)	12,731	15,108,005
Marsh & McLennan Companies Inc.	458,875	64,554,535
MBIA Inc.(a)	64,674	711,414
Mercury General Corp.	26,575	1,726,046
MetLife Inc.	667,872	39,972,139
MetroMile Inc.(a)(b)	64,234	587,741
National Security Group Inc. (The)	249	2,739
National Western Life Group Inc., Class A	2,907	652,302
Old Republic International Corp.	273,595	6,815,251
Oscar Health Inc., Class A(a)(b)	34,175	734,763
Palomar Holdings Inc.(a)	21,981	1,658,686
Primerica Inc.	33,357	5,108,291
Principal Financial Group Inc.	223,791	14,141,353
ProAssurance Corp.	36,192	823,368
Progressive Corp. (The)	527,530	51,808,721
ProSight Global Inc.(a)	31,383	400,447
Prudential Financial Inc.	357,880	36,671,964
Reinsurance Group of America Inc.	62,293	7,101,402

Security	Shares	Value

Insurance (continued)
RenaissanceRe Holdings Ltd.	43,108	$6,415,333
RLI Corp.	33,131	3,465,171
Root Inc./OH, Class A(a)(b)	49,416	534,681
Safety Insurance Group Inc.	11,576	906,169
Selective Insurance Group Inc.	55,026	4,465,360
Selectquote Inc.(a)	40,139	773,077
SiriusPoint Ltd.(a)	74,538	750,598
State Auto Financial Corp.	15,499	265,343
Stewart Information Services Corp.	16,242	920,759
Tiptree Inc.	31,683	294,652
Travelers Companies Inc. (The)	227,655	34,082,230
Trupanion Inc.(a)	31,512	3,627,031
Unico American Corp.(a)	619	2,885
United Fire Group Inc.	16,821	466,446
United Insurance Holdings Corp.	9,404	53,603
Universal Insurance Holdings Inc.	25,580	355,050
Unum Group	196,394	5,577,590
W R Berkley Corp.	123,400	9,184,662
Watford Holdings Ltd.(a)	9,666	338,213
White Mountains Insurance Group Ltd.(b)	2,933	3,367,172
Willis Towers Watson PLC	116,371	26,767,657
		796,346,951
Interactive Media & Services — 5.8%
Alphabet Inc., Class A(a)	271,238	662,306,236
Alphabet Inc., Class C, NVS(a)	256,836	643,713,204
ANGI Inc.(a)(b)	51,823	700,647
AutoWeb Inc.(a)(b)	6,536	20,392
Bumble Inc., Class A(a)(b)	45,767	2,636,179
Cargurus Inc.(a)	78,995	2,072,039
Cars.com Inc.(a)	64,685	926,936
DHI Group Inc.(a)	33,417	112,949
Eventbrite Inc., Class A(a)(b)	72,632	1,380,008
EverQuote Inc., Class A(a)	13,855	452,781
Facebook Inc., Class A(a)	2,161,051	751,419,043
fuboTV Inc.(a)(b)	86,162	2,766,662
IAC/InterActiveCorp.(a)	76,481	11,791,076
IZEA Worldwide Inc.(a)(b)	35,510	90,551
Liberty TripAdvisor Holdings Inc., Class A(a)	64,163	261,143
Match Group Inc.(a)(b)	243,373	39,243,896
MediaAlpha Inc., Class A(a)(b)	13,515	568,982
Pinterest Inc., Class A(a)(b)	493,608	38,970,352
QuinStreet Inc.(a)	32,264	599,465
Snap Inc., Class A, NVS(a)	843,966	57,507,843
Super League Gaming Inc.(a)(b)	21,434	115,529
Travelzoo(a)(b)	7,836	115,659
TripAdvisor Inc.(a)	83,192	3,352,638
TrueCar Inc.(a)(b)	73,387	414,637
Twitter Inc.(a)	716,802	49,323,146
Vimeo Inc.(a)(b)	142,621	6,988,429
Yelp Inc.(a)	66,004	2,637,520
Zedge Inc., Class B(a)	7,413	136,473
Zillow Group Inc., Class A(a)(b)	36,012	4,412,550
Zillow Group Inc., Class C, NVS(a)(b)	146,755	17,936,396
ZoomInfo Technologies Inc., Class A(a)(b)	99,246	5,177,664
		2,308,151,025
Internet & Direct Marketing Retail — 3.6%
1-800-Flowers.com Inc., Class A(a)(b)	15,594	496,981
Amazon.com Inc.(a)	386,646	1,330,124,103
CarParts.com Inc.(a)	26,545	540,456
Chewy Inc., Class A(a)(b)	72,595	5,786,547

Schedule of Investments (unaudited) (continued)	iShares® Core S&P Total U.S. Stock Market ETF
June 30, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Internet & Direct Marketing Retail (continued)
ContextLogic Inc., Class A(a)	51,822	$682,496
DoorDash Inc., Class A(a)(b)	31,253	5,573,348
Duluth Holdings Inc., Class B(a)(b)	17,918	370,007
eBay Inc.	580,861	40,782,251
Etsy Inc.(a)	114,290	23,525,454
Groupon Inc.(a)(b)	18,514	799,064
iMedia Brands Inc.(a)	2,509	20,197
Lands’ End Inc.(a)(b)	16,013	657,334
Liquidity Services Inc.(a)(b)	23,980	610,291
Overstock.com Inc.(a)(b)	40,766	3,758,625
PetMed Express Inc.	22,549	718,186
Porch Group Inc.(a)(b)	57,482	1,111,702
Poshmark Inc., Class A(a)(b)	17,179	820,125
PubMatic Inc., Class A(a)(b)	14,728	575,423
Quotient Technology Inc.(a)	56,515	610,927
Qurate Retail Inc., Series A	324,446	4,246,998
RealReal Inc. (The)(a)	53,996	1,066,961
Remark Holdings Inc.(a)(b)	46,460	86,416
Revolve Group Inc.(a)(b)	36,106	2,487,703
Shutterstock Inc.	16,189	1,589,274
Stamps.com Inc.(a)	16,118	3,228,274
Stitch Fix Inc., Class A(a)	65,015	3,920,405
ThredUp Inc., Class A(a)(b)	29,522	858,500
Waitr Holdings Inc.(a)	65,189	116,036
Wayfair Inc., Class A(a)(b)	65,900	20,805,289
		1,455,969,373
IT Services — 5.0%
Accenture PLC, Class A	573,319	169,008,708
Affirm Holdings Inc.(a)(b)	45,269	3,048,867
Akamai Technologies Inc.(a)	146,802	17,117,113
ALJ Regional Holdings Inc.(a)(b)	9,019	16,324
Alliance Data Systems Corp.	41,733	4,348,161
Automatic Data Processing Inc.	383,777	76,225,788
BigCommerce Holdings Inc., Series 1(a)(b)	9,427	612,001
Brightcove Inc.(a)	31,732	455,354
Broadridge Financial Solutions Inc.	105,171	16,988,272
Cantaloupe Inc.(a)	63,857	757,344
Cass Information Systems Inc.	9,623	392,137
Cognizant Technology Solutions Corp., Class A	470,198	32,565,913
Computer Task Group Inc.(a)	15,448	149,382
Concentrix Corp.(a)	38,095	6,125,676
Conduent Inc.(a)	160,965	1,207,237
CSG Systems International Inc.	35,150	1,658,377
CSP Inc.(a)	681	7,287
DigitalOcean Holdings Inc.(a)(b)	16,900	939,471
DXC Technology Co.(a)	237,320	9,241,241
EPAM Systems Inc.(a)(b)	50,655	25,882,679
Euronet Worldwide Inc.(a)	44,886	6,075,320
EVERTEC Inc.	56,638	2,472,249
Evo Payments Inc., Class A(a)	39,735	1,102,249
Exela Technologies Inc.(a)	43,999	105,158
ExlService Holdings Inc.(a)	31,815	3,380,662
Fastly Inc., Class A(a)(b)	75,843	4,520,243
Fidelity National Information Services Inc.	561,638	79,567,255
Fiserv Inc.(a)(b)	534,789	57,163,596
FleetCor Technologies Inc.(a)	74,654	19,115,903
Gartner Inc.(a)	77,649	18,806,588
Genpact Ltd.	162,097	7,364,067
Global Payments Inc.	266,218	49,926,524
GoDaddy Inc., Class A(a)	152,912	13,297,228

Security	Shares	Value

IT Services (continued)
GreenSky Inc., Class A(a)	41,944	$232,789
Hackett Group Inc. (The)	23,690	426,894
I3 Verticals Inc., Class A(a)(b)	29,915	904,031
Information Services Group Inc.	25,159	147,180
Innodata Inc.(a)	24,188	169,316
Inpixon(a)	1	1
International Business Machines Corp.	803,588	117,797,965
International Money Express Inc.(a)	42,577	632,268
Jack Henry & Associates Inc.	66,866	10,933,260
Limelight Networks Inc.(a)	143,426	451,792
LiveRamp Holdings Inc.(a)	56,058	2,626,317
Marathon Digital Holdings Inc.(a)(b)	82,556	2,589,782
Mastercard Inc., Class A	788,986	288,050,899
Maximus Inc.	56,854	5,001,446
MoneyGram International Inc.(a)(b)	35,171	354,524
MongoDB Inc.(a)	48,662	17,592,286
Okta Inc.(a)(b)	113,685	27,816,446
Paya Holdings Inc., Class A(a)(b)	51,036	562,417
Paychex Inc.	286,640	30,756,472
PayPal Holdings Inc.(a)	1,059,534	308,832,970
Paysign Inc.(a)	29,955	95,257
Perficient Inc.(a)	32,257	2,594,108
PFSweb Inc.(a)(b)	15,411	113,733
Priority Technology Holdings Inc.(a)(b)	6,462	49,370
Rackspace Technology Inc.(a)	34,102	668,740
Repay Holdings Corp.(a)(b)	81,121	1,950,149
Sabre Corp.(a)	291,206	3,634,251
ServiceSource International Inc.(a)	49,041	69,148
Shift4 Payments Inc., Class A(a)(b)	33,976	3,184,231
Snowflake Inc., Class A(a)(b)	57,163	13,822,013
Square Inc., Class A(a)	352,608	85,965,830
StarTek Inc.(a)	8,788	62,658
Steel Connect Inc.(a)	40,613	81,226
Switch Inc., Class A	70,322	1,484,497
Sykes Enterprises Inc.(a)	32,701	1,756,044
TTEC Holdings Inc.	15,677	1,616,142
Tucows Inc., Class A(a)(b)	8,707	699,346
Twilio Inc., Class A(a)(b)	147,180	58,012,469
Unisys Corp.(a)	51,545	1,304,604
Usio Inc.(a)	908	5,811
VeriSign Inc.(a)	88,011	20,039,225
Verra Mobility Corp.(a)(b)	100,158	1,539,428
Visa Inc., Class A	1,525,885	356,782,431
Western Union Co. (The)	364,658	8,376,194
WEX Inc.(a)(b)	39,041	7,570,050
WidePoint Corp.(a)(b)	6,052	43,938
		2,017,044,322
Leisure Products — 0.2%
Acushnet Holdings Corp.	38,715	1,912,521
American Outdoor Brands Inc.(a)	11,624	408,467
AMMO Inc.(a)	105,704	1,034,842
Brunswick Corp./DE	70,403	7,013,547
Callaway Golf Co.	104,936	3,539,491
Clarus Corp.	17,288	444,302
Escalade Inc.	8,134	186,675
Genius Brands International Inc.(a)(b)	407,147	749,150
Hasbro Inc.	115,650	10,931,238
Hayward Holdings Inc.(a)(b)	37,531	976,557
JAKKS Pacific Inc.(a)	1,371	15,081
Johnson Outdoors Inc., Class A	7,436	899,756

Schedule of Investments (unaudited) (continued)	iShares® Core S&P Total U.S. Stock Market ETF
June 30, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Leisure Products (continued)
Latham Group Inc.(a)(b)	27,164	$868,161
Malibu Boats Inc., Class A(a)	16,198	1,187,799
Marine Products Corp.	28,158	434,760
MasterCraft Boat Holdings Inc.(a)	16,665	438,123
Mattel Inc.(a)	316,616	6,363,982
Nautilus Inc.(a)(b)	24,478	412,454
Peloton Interactive Inc., Class A(a)	246,120	30,523,802
Polaris Inc.	51,380	7,037,005
Smith & Wesson Brands Inc.	48,339	1,677,363
Sturm Ruger & Co. Inc.	13,650	1,228,227
Vista Outdoor Inc.(a)	44,534	2,061,034
YETI Holdings Inc.(a)(b)	65,030	5,971,055
		86,315,392
Life Sciences Tools & Services — 1.3%
10X Genomics Inc., Class A(a)	68,035	13,322,614
Adaptive Biotechnologies Corp.(a)(b)	74,266	3,034,509
Agilent Technologies Inc.	273,117	40,369,424
Applied DNA Sciences Inc.(a)	366	2,485
Avantor Inc.(a)	468,698	16,643,466
Berkeley Lights Inc.(a)(b)	9,781	438,287
BioNano Genomics Inc.(a)(b)	169,108	1,239,562
Bio-Rad Laboratories Inc., Class A(a)	19,264	12,411,603
Bio-Techne Corp.	35,750	16,096,795
Bruker Corp.	86,841	6,598,179
Champions Oncology Inc.(a)	5,580	57,362
Charles River Laboratories International Inc.(a)	45,650	16,886,848
ChromaDex Corp.(a)(b)	76,625	755,523
Codexis Inc.(a)	38,980	883,287
Contra Aduro Biotech I(a)(c)	4,142	12,426
Fluidigm Corp.(a)(b)	55,483	341,775
Illumina Inc.(a)	131,230	62,099,348
Inotiv Inc.(a)(b)	7,414	197,806
IQVIA Holdings Inc.(a)	174,301	42,236,618
Luminex Corp.	43,004	1,582,547
Maravai LifeSciences Holdings Inc., Class A(a)	91,931	3,836,281
Medpace Holdings Inc.(a)(b)	25,199	4,450,899
Mettler-Toledo International Inc.(a)	21,257	29,448,172
NanoString Technologies Inc.(a)(b)	45,480	2,946,649
NeoGenomics Inc.(a)	110,108	4,973,578
Pacific Biosciences of California Inc.(a)	172,020	6,015,539
PerkinElmer Inc.	102,659	15,851,576
Personalis Inc.(a)(b)	30,027	759,683
PPD Inc.(a)	92,437	4,260,421
PRA Health Sciences Inc.(a)	57,655	9,525,183
Quanterix Corp.(a)(b)	27,125	1,591,152
Repligen Corp.(a)	46,859	9,353,994
Seer Inc.(a)(b)	13,770	451,381
Sotera Health Co.(a)	65,195	1,579,675
Syneos Health Inc.(a)	91,321	8,172,316
Thermo Fisher Scientific Inc.	354,493	178,831,084
Waters Corp.(a)	56,366	19,480,653
		536,738,700
Machinery — 1.9%
AGCO Corp.	57,784	7,533,878
AgEagle Aerial Systems Inc.(a)(b)	92,852	489,330
Alamo Group Inc.	7,388	1,128,000
Albany International Corp., Class A	31,276	2,791,696
Allison Transmission Holdings Inc.	99,965	3,972,609
Altra Industrial Motion Corp.	55,659	3,618,948
Art’s-Way Manufacturing Co. Inc.(a)	304	1,034

Security	Shares	Value

Machinery (continued)
Astec Industries Inc.	16,469	$1,036,559
Barnes Group Inc.	41,546	2,129,233
Blue Bird Corp.(a)	29,711	738,615
Caterpillar Inc.	495,991	107,942,521
Chart Industries Inc.(a)	32,070	4,692,482
Chicago Rivet & Machine Co.	125	3,234
CIRCOR International Inc.(a)	16,858	549,571
Colfax Corp.(a)	109,174	5,001,261
Columbus McKinnon Corp./NY	32,530	1,569,247
Commercial Vehicle Group Inc.(a)(b)	24,132	256,523
Crane Co.	48,028	4,436,346
Cummins Inc.	133,004	32,427,705
Deere & Co.	280,682	98,999,348
Desktop Metal Inc., Class A(a)(b)	170,067	1,955,771
Donaldson Co. Inc.	114,848	7,296,293
Douglas Dynamics Inc.	17,425	709,023
Dover Corp.	132,359	19,933,265
Eastern Co. (The)	7,380	223,835
Energy Recovery Inc.(a)(b)	54,985	1,252,558
Enerpac Tool Group Corp.	48,937	1,302,703
EnPro Industries Inc.	16,971	1,648,733
ESCO Technologies Inc.	24,311	2,280,615
Evoqua Water Technologies Corp.(a)	99,697	3,367,765
ExOne Co. (The)(a)(b)	11,972	259,074
Federal Signal Corp.	56,168	2,259,639
Flowserve Corp.	123,627	4,984,641
Fortive Corp.	307,968	21,477,688
Franklin Electric Co. Inc.	32,644	2,631,759
FreightCar America Inc.(a)(b)	8,855	52,510
Gates Industrial Corp. PLC(a)	63,200	1,142,024
Gencor Industries Inc.(a)	7,857	95,541
Gorman-Rupp Co. (The)	16,300	561,372
Graco Inc.	156,160	11,821,312
Graham Corp.	8,270	113,795
Greenbrier Companies Inc. (The)	31,993	1,394,255
Helios Technologies Inc.	24,747	1,931,503
Hillenbrand Inc.	65,533	2,888,695
Hurco Companies Inc.	7,506	262,710
Hydrofarm Holdings Group Inc.(a)	11,802	697,616
Hyliion Holdings Corp.(a)(b)	80,921	942,730
Hyster-Yale Materials Handling Inc.	8,164	595,809
IDEX Corp.	67,280	14,804,964
Illinois Tool Works Inc.	258,838	57,865,823
Ingersoll Rand Inc.(a)	343,714	16,776,680
ITT Inc.	80,411	7,364,844
John Bean Technologies Corp.	29,878	4,261,200
Kadant Inc.	8,309	1,463,132
Kennametal Inc.	72,680	2,610,666
LB Foster Co., Class A(a)	8,267	154,097
Lincoln Electric Holdings Inc.	56,546	7,447,674
Lindsay Corp.	8,391	1,386,864
LiqTech International Inc.(a)(b)	10,602	77,607
LS Starrett Co. (The), Class A(a)	7,458	69,658
Lydall Inc.(a)	16,727	1,012,318
Manitex International Inc.(a)	15,502	113,010
Manitowoc Co. Inc. (The)(a)	39,541	968,755
Mayville Engineering Co. Inc.(a)(b)	6,139	123,455
Meritor Inc.(a)	76,114	1,782,590
Middleby Corp. (The)(a)(b)	50,714	8,786,708
Miller Industries Inc./TN	10,204	402,446

Schedule of Investments (unaudited) (continued)	iShares® Core S&P Total U.S. Stock Market ETF
June 30, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Machinery (continued)
Mueller Industries Inc.	48,424	$2,097,243
Mueller Water Products Inc., Class A	145,552	2,098,860
Navistar International Corp.(a)	42,150	1,875,675
Nikola Corp.(a)(b)	124,293	2,244,732
NN Inc.(a)	26,682	196,113
Nordson Corp.	48,424	10,629,552
Omega Flex Inc.	5,616	823,923
Oshkosh Corp.	65,311	8,140,363
Otis Worldwide Corp.	365,609	29,895,848
P&F Industries Inc., Class A(a)	689	4,616
PACCAR Inc.	310,016	27,668,928
Parker-Hannifin Corp.	115,777	35,556,274
Park-Ohio Holdings Corp.	8,052	258,791
Pentair PLC	156,459	10,559,418
Perma-Pipe International Holdings Inc.(a)	7,826	52,121
Proto Labs Inc.(a)	23,663	2,172,263
RBC Bearings Inc.(a)(b)	23,602	4,706,711
REV Group Inc.	19,172	300,809
Rexnord Corp.	112,869	5,647,965
Shyft Group Inc. (The)	32,201	1,204,639
Snap-on Inc.	50,509	11,285,226
SPX Corp.(a)	46,608	2,846,817
SPX FLOW Inc.	39,977	2,608,100
Standex International Corp.	8,603	816,511
Stanley Black & Decker Inc.	144,574	29,636,224
Taylor Devices Inc.(a)	702	8,241
Tennant Co.	17,378	1,387,633
Terex Corp.	56,581	2,694,387
Timken Co. (The)	57,038	4,596,692
Titan International Inc.(a)	40,391	342,516
Toro Co. (The)	98,346	10,806,259
TriMas Corp.(a)	40,417	1,225,848
Trinity Industries Inc.	66,698	1,793,509
Twin Disc Inc.(a)	8,212	116,857
Wabash National Corp.	57,001	912,016
Watts Water Technologies Inc., Class A	24,385	3,558,015
Welbilt Inc.(a)	121,377	2,809,878
Westinghouse Air Brake Technologies Corp.	159,404	13,118,949
Woodward Inc.	56,607	6,955,868
Xylem Inc./NY	163,650	19,631,454
		764,159,709
Marine — 0.0%
Eagle Bulk Shipping Inc.(a)	16,173	765,307
Genco Shipping & Trading Ltd.	22,917	432,673
Kirby Corp.(a)	55,414	3,360,305
Matson Inc.	43,921	2,810,944
Pangaea Logistics Solutions Ltd.	8,168	41,003
		7,410,232
Media — 1.3%
Advantage Solutions Inc.(a)(b)	95,416	1,029,539
Altice USA Inc., Class A(a)	197,347	6,737,427
AMC Networks Inc., Class A(a)	29,263	1,954,768
Beasley Broadcast Group Inc., Class A(a)	904	2,613
Boston Omaha Corp., Class A(a)	18,878	598,621
Cable One Inc.	4,839	9,256,088
Cardlytics Inc.(a)(b)	30,158	3,827,955
Charter Communications Inc., Class A(a)(b)	124,209	89,610,583
Clear Channel Outdoor Holdings Inc.(a)(b)	329,797	870,664
Comcast Corp., Class A	4,131,601	235,583,889
comScore Inc.(a)	42,081	210,405

Security	Shares	Value

Media (continued)
Cumulus Media Inc., Class A(a)(b)	39,311	$575,906
Daily Journal Corp.(a)(b)	181	61,268
DallasNews Corp.	4,109	30,571
Discovery Inc., Class A(a)(b)	144,997	4,448,508
Discovery Inc., Class C, NVS(a)	287,377	8,328,185
DISH Network Corp., Class A(a)(b)	233,487	9,759,757
Emerald Holding Inc.(a)	41,507	223,723
Entercom Communications Corp.(a)	93,611	403,463
Entravision Communications Corp., Class A	48,864	326,412
EW Scripps Co. (The), Class A	48,095	980,657
Fluent Inc.(a)	88,337	258,827
Fox Corp., Class A, NVS	286,749	10,646,990
Fox Corp., Class B	145,670	5,127,584
Gannett Co. Inc.(a)	107,094	587,946
Gray Television Inc.	75,238	1,760,569
Gray Television Inc., Class A	756	16,095
Hemisphere Media Group Inc.(a)	8,292	97,846
Iheartmedia Inc., Class A(a)	100,276	2,700,433
Insignia Systems Inc.(a)(b)	1,165	9,739
Interpublic Group of Companies Inc. (The)	356,180	11,572,288
John Wiley & Sons Inc., Class A	40,552	2,440,419
John Wiley & Sons Inc., Class B	787	47,149
Lee Enterprises Inc.(a)	4,981	140,962
Liberty Broadband Corp., Class A(a)	22,604	3,801,315
Liberty Broadband Corp., Class C, NVS(a)	144,530	25,099,080
Liberty Media Corp.-Liberty SiriusXM, Class A(a)	78,724	3,666,964
Liberty Media Corp.-Liberty SiriusXM, Class C, NVS(a)	160,348	7,438,544
Loral Space & Communications Inc.	16,691	648,445
Magnite Inc.(a)(b)	128,627	4,352,738
Marchex Inc., Class B(a)	24,471	74,881
Mediaco Holding Inc., Class A(a)	858	3,089
Meredith Corp.(a)	33,729	1,465,188
MSG Networks Inc., Class A(a)(b)	42,170	614,839
National CineMedia Inc.	81,086	411,106
New York Times Co. (The), Class A	136,068	5,925,761
News Corp., Class A, NVS	345,804	8,911,369
News Corp., Class B	104,572	2,546,328
Nexstar Media Group Inc., Class A	35,931	5,313,476
Omnicom Group Inc.	197,547	15,801,785
Saga Communications Inc., Class A	7,264	157,266
Salem Media Group Inc.(a)	8,916	22,736
Scholastic Corp.	24,187	916,445
Sinclair Broadcast Group Inc., Class A	35,301	1,172,699
Sirius XM Holdings Inc.(b)	991,142	6,482,069
SPAR Group Inc.(a)	7,468	10,679
TechTarget Inc.(a)(b)	25,423	1,970,028
TEGNA Inc.	194,055	3,640,472
Townsquare Media Inc., Class A(a)	8,300	105,825
Urban One Inc., NVS(a)(b)	24,700	123,994
Urban One Inc., Class A(a)(b)	233	2,020
ViacomCBS Inc., Class A.	9,383	454,606
ViacomCBS Inc., Class B, NVS	551,598	24,932,230
WideOpenWest Inc.(a)	63,543	1,315,976
		537,609,802
Metals & Mining — 0.5%
Alcoa Corp.(a)(b)	172,541	6,356,410
Allegheny Technologies Inc.(a)(b)	107,710	2,245,754
Alpha Metallurgical Resources Inc.(a)	4,832	123,844
Ampco-Pittsburgh Corp.(a)(b)	8,054	48,888

Schedule of Investments (unaudited) (continued)	iShares® Core S&P Total U.S. Stock Market ETF
June 30, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Metals & Mining (continued)
Arconic Corp.(a)	88,908	$3,166,903
Carpenter Technology Corp.	46,183	1,857,480
Century Aluminum Co.(a)	49,789	641,780
Cleveland-Cliffs Inc.(a)(b)	399,853	8,620,831
Coeur Mining Inc.(a)(b)	268,064	2,380,408
Commercial Metals Co.	123,650	3,798,528
Compass Minerals International Inc.	32,926	1,951,195
Freeport-McMoRan Inc.	1,321,803	49,052,109
Friedman Industries Inc.	7,863	105,364
Gold Resource Corp.(b)	61,568	158,845
Golden Minerals Co.(a)(b)	82,094	50,430
Haynes International Inc.	8,825	312,229
Hecla Mining Co.	527,506	3,924,645
Hycroft Mining Holding Corp.(a)(b)	48,874	149,554
Kaiser Aluminum Corp.	16,958	2,094,143
Materion Corp.	17,858	1,345,600
McEwen Mining Inc.(a)(b)	202,503	279,454
MP Materials Corp.(a)(b)	55,075	2,030,065
Newmont Corp.	722,589	45,797,691
Nucor Corp.	268,197	25,728,138
Olympic Steel Inc.	8,147	239,440
Paramount Gold Nevada Corp.(a)	7,512	7,287
Ramaco Resources Inc.(a)(b)	8,270	45,485
Reliance Steel & Aluminum Co.	56,019	8,453,267
Royal Gold Inc.	59,362	6,773,204
Ryerson Holding Corp.(a)	15,536	226,826
Schnitzer Steel Industries Inc., Class A	24,230	1,188,482
Solitario Zinc Corp.(a)(b)	32,304	21,644
Steel Dynamics Inc.	177,536	10,581,146
SunCoke Energy Inc.	56,880	406,123
Synalloy Corp.(a)	8,222	82,138
TimkenSteel Corp.(a)(b)	32,679	462,408
U.S. Antimony Corp.(a)(b)	64,414	63,622
United States Steel Corp.(b)	232,166	5,571,984
Universal Stainless & Alloy Products Inc.(a)	7,861	79,160
Warrior Met Coal Inc.	35,831	616,293
Worthington Industries Inc.	27,495	1,682,144
		198,720,941
Mortgage Real Estate Investment — 0.2%
ACRES Commercial Realty Corp.(a)	7,655	122,939
AG Mortgage Investment Trust Inc.	35,280	150,646
AGNC Investment Corp.	464,287	7,841,807
Annaly Capital Management Inc.	1,259,835	11,187,335
Apollo Commercial Real Estate Finance Inc.	116,062	1,851,189
Arbor Realty Trust Inc.	117,072	2,086,223
Ares Commercial Real Estate Corp.	28,268	415,257
Arlington Asset Investment Corp., Class A(a)	98,695	400,702
ARMOUR Residential REIT Inc.	54,277	619,843
Blackstone Mortgage Trust Inc., Class A	143,297	4,569,741
BrightSpire Capital Inc.	74,579	701,043
Broadmark Realty Capital Inc.	114,643	1,214,069
Capstead Mortgage Corp.	63,597	390,486
Cherry Hill Mortgage Investment Corp.(b)	15,312	150,976
Chimera Investment Corp.	230,716	3,474,583
Dynex Capital Inc.	21,431	399,902
Ellington Financial Inc.	49,210	942,371
Ellington Residential Mortgage REIT	10,232	120,431
Granite Point Mortgage Trust Inc.	54,275	800,556
Great Ajax Corp.	18,560	240,909

Security	Shares	Value

Mortgage Real Estate Investment (continued)
Hannon Armstrong Sustainable Infrastructure Capital Inc.	77,724	$4,364,203
Invesco Mortgage Capital Inc.	363,143	1,416,258
KKR Real Estate Finance Trust Inc.	25,083	542,545
Ladder Capital Corp.	151,616	1,749,649
Lument Finance Trust Inc.	15,172	63,874
Manhattan Bridge Capital Inc.(b)	879	6,865
MFA Financial Inc.	333,324	1,529,957
New Residential Investment Corp.	404,541	4,284,089
New York Mortgage Trust Inc.	417,989	1,868,411
Orchid Island Capital Inc.	128,534	667,091
PennyMac Mortgage Investment Trust	78,634	1,656,032
Ready Capital Corp.	75,006	1,190,345
Redwood Trust Inc.	99,622	1,202,438
Starwood Property Trust Inc.	251,282	6,576,050
TPG RE Finance Trust Inc.	62,994	847,269
Tremont Mortgage Trust.	5,859	35,564
Two Harbors Investment Corp.	235,817	1,782,777
Western Asset Mortgage Capital Corp.	46,539	151,252
		67,615,677
Multi-Utilities — 0.6%
Ameren Corp.	228,078	18,255,363
Black Hills Corp.	56,328	3,696,807
CenterPoint Energy Inc.	534,208	13,098,780
CMS Energy Corp.	262,938	15,534,377
Consolidated Edison Inc.	307,970	22,087,608
Dominion Energy Inc.	725,320	53,361,793
DTE Energy Co.	177,180	22,962,528
MDU Resources Group Inc.	193,419	6,061,752
NiSource Inc.	339,236	8,311,282
NorthWestern Corp.	51,187	3,082,481
Public Service Enterprise Group Inc.	452,633	27,040,296
Sempra Energy	282,707	37,453,023
Unitil Corp.	7,425	393,302
WEC Energy Group Inc.	282,352	25,115,210
		256,454,602
Multiline Retail — 0.5%
Big Lots Inc.	34,443	2,273,582
Dillard’s Inc., Class A	4,390	794,063
Dollar General Corp.	213,032	46,097,995
Dollar Tree Inc.(a)	212,949	21,188,426
Franchise Group Inc.	30,819	1,086,986
Kohl’s Corp.	145,039	7,993,099
Macy’s Inc.(a)	255,818	4,850,309
Nordstrom Inc.(a)(b)	95,997	3,510,610
Ollie’s Bargain Outlet Holdings Inc.(a)(b)	54,070	4,548,909
Target Corp.	446,206	107,865,839
		200,209,818
Oil, Gas & Consumable Fuels — 2.5%
Abraxas Petroleum Corp.(a)(b)	13,028	42,080
Adams Resources & Energy Inc.	606	16,780
Aemetis Inc.(a)(b)	16,163	180,541
Alto Ingredients Inc.(a)	54,573	333,441
Altus Midstream Co., Class A(b)	4,527	305,618
Amplify Energy Corp.(a)	62,881	254,668
Antero Midstream Corp.	284,144	2,952,256
Antero Resources Corp.(a)(b)	275,497	4,140,720
APA Corp.	335,414	7,255,005
Arch Resources Inc.(a)	16,160	920,797

Schedule of Investments (unaudited) (continued)	iShares® Core S&P Total U.S. Stock Market ETF
June 30, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Oil, Gas & Consumable Fuels (continued)
Barnwell Industries Inc.(a)	747	$2,472
Berry Corp.	36,783	247,182
Bonanza Creek Energy Inc.	11,892	559,756
Brigham Minerals Inc., Class A	20,821	443,279
Cabot Oil & Gas Corp.	357,486	6,241,706
Callon Petroleum Co.(a)(b)	47,946	2,766,005
Camber Energy Inc.(a)	1	1
Centennial Resource Development Inc./DE, Class A(a)(b)	170,083	1,153,163
Centrus Energy Corp., Class A(a)(b)	7,509	190,578
Cheniere Energy Inc.(a)	204,501	17,738,417
Chevron Corp.	1,742,241	182,482,322
Cimarex Energy Co.	90,861	6,582,879
Clean Energy Fuels Corp.(a)	105,603	1,071,870
CNX Resources Corp.(a)	214,507	2,930,166
Comstock Resources Inc.(a)(b)	45,641	304,425
ConocoPhillips	1,212,660	73,850,994
CONSOL Energy Inc.(a)	24,507	452,644
Contango Oil & Gas Co.(a)(b)	82,516	356,469
Continental Resources Inc./OK	66,329	2,522,492
CVR Energy Inc.	24,246	435,458
Delek U.S. Holdings Inc.	73,985	1,599,556
Denbury Inc.(a)(b)	45,599	3,501,091
Devon Energy Corp.	530,599	15,488,185
Diamond S Shipping Inc.(a)	29,076	289,597
Diamondback Energy Inc.	166,540	15,636,441
Dorian LPG Ltd.(a)	17,869	252,310
Earthstone Energy Inc., Class A(a)	31,663	350,509
EOG Resources Inc.	526,311	43,915,390
EQT Corp.(a)	250,757	5,581,851
Equitrans Midstream Corp.	375,369	3,194,390
Evolution Petroleum Corp.	27,789	137,833
Exxon Mobil Corp.	3,816,697	240,757,247
Falcon Minerals Corp.	64,316	326,725
Gevo Inc.(a)(b)	182,269	1,325,096
Goodrich Petroleum Corp.(a)(b)	40,779	608,831
Green Plains Inc.(a)	22,860	768,553
Hallador Energy Co.(a)	16,137	43,489
Harvest Natural Resources Inc.(a)(c)	8,626	3,019
Hess Corp.	245,348	21,423,787
HollyFrontier Corp.	135,595	4,461,076
Houston American Energy Corp.(a)(b)	2,346	5,818
International Seaways Inc.	33,339	639,442
Kinder Morgan Inc.	1,738,062	31,684,870
Kosmos Energy Ltd.(a)	286,458	991,145
Laredo Petroleum Inc.(a)(b)	7,204	668,459
Lightbridge Corp.(a)	502	3,700
Magnolia Oil & Gas Corp., Class A(a)	146,987	2,297,407
Marathon Oil Corp.	682,661	9,297,843
Marathon Petroleum Corp.	584,634	35,323,586
Matador Resources Co.	108,122	3,893,473
Murphy Oil Corp.	139,199	3,240,553
NACCO Industries Inc., Class A	560	14,582
New Fortress Energy Inc.(b)	44,758	1,695,433
NextDecade Corp.(a)(b)	175,130	723,287
Northern Oil and Gas Inc.	30,425	631,927
Oasis Petroleum Inc.	18,040	1,813,922
Occidental Petroleum Corp.	764,494	23,905,727
ONEOK Inc.	404,070	22,482,455
Overseas Shipholding Group Inc., Class A(a)(b)	1,987	4,153

Security	Shares	Value

Oil, Gas & Consumable Fuels (continued)
Ovintiv Inc.	240,521	$7,569,196
Par Pacific Holdings Inc.(a)	38,553	648,461
PBF Energy Inc., Class A(a)	92,357	1,413,062
PDC Energy Inc.	95,216	4,359,941
Peabody Energy Corp.(a)	66,661	528,622
PEDEVCO Corp.(a)	1,000	1,590
Penn Virginia Corp.(a)(b)	12,840	303,152
Phillips 66	392,106	33,650,537
PHX Minerals Inc.	48,184	179,245
Pioneer Natural Resources Co.	209,033	33,972,043
PrimeEnergy Resources Corp.(a)	174	8,056
Range Resources Corp.(a)	215,396	3,610,037
Renewable Energy Group Inc.(a)	46,751	2,914,457
REX American Resources Corp.(a)	7,875	710,168
Ring Energy Inc.(a)(b)	88,648	264,171
SandRidge Energy Inc.(a)	16,577	104,104
SilverBow Resources Inc.(a)(b)	25,193	584,981
SM Energy Co.	88,127	2,170,568
Southwestern Energy Co.(a)	554,549	3,144,293
Talos Energy Inc.(a)	22,927	358,578
Targa Resources Corp.	205,841	9,149,632
Tellurian Inc.(a)	144,594	672,362
Texas Pacific Land Corp.(b)	7,051	11,279,767
U.S. Energy Corp. Wyoming(a)	571	2,707
Uranium Energy Corp.(a)(b)	245,753	653,703
Valero Energy Corp.	372,408	29,077,617
Vertex Energy Inc.(a)(b)	15,963	211,191
Vine Energy Inc., Class A(a)(b)	51,026	795,495
W&T Offshore Inc.(a)	83,281	403,913
Whiting Petroleum Corp.(a)	34,356	1,874,120
Williams Companies Inc. (The)	1,104,019	29,311,704
World Fuel Services Corp.	65,799	2,087,802
		997,732,217
Paper & Forest Products — 0.0%
Clearwater Paper Corp.(a)	16,127	467,199
Domtar Corp.(a)	42,075	2,312,442
Glatfelter Corp.	39,439	550,963
Louisiana-Pacific Corp.	85,899	5,178,851
Mercer International Inc.	39,874	508,394
Neenah Inc.	15,962	800,814
Resolute Forest Products Inc.	47,312	577,206
Schweitzer-Mauduit International Inc.	25,025	1,010,509
Verso Corp., Class A	31,302	554,045
		11,960,423
Personal Products — 0.2%
Beauty Health Co. (The)(a)(b)	72,347	1,215,430
BellRing Brands Inc., Class A(a)	35,753	1,120,499
Coty Inc., Class A(a)	274,328	2,562,224
Cyanotech Corp.(a)	812	2,468
Edgewell Personal Care Co.	49,077	2,154,480
elf Beauty Inc.(a)	24,424	662,867
Estee Lauder Companies Inc. (The), Class A	210,583	66,982,241
Herbalife Nutrition Ltd.(a)	77,897	4,107,509
Honest Co. Inc. (The)(a)	44,542	721,135
Inter Parfums Inc.	16,059	1,156,248
LifeMD Inc.(a)(b)	37,414	440,737
Lifevantage Corp.(a)	15,385	113,080
Mannatech Inc.	256	7,066
Medifast Inc.	10,032	2,838,855
Natural Alternatives International Inc.(a)	880	14,907

Schedule of Investments (unaudited) (continued)	iShares® Core S&P Total U.S. Stock Market ETF
June 30, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Personal Products (continued)
Natural Health Trends Corp.	7,847	$54,851
Nature’s Sunshine Products Inc.	8,085	140,436
Nu Skin Enterprises Inc., Class A	42,356	2,399,467
Revlon Inc., Class A(a)(b)	8,378	107,574
Summer Infant Inc.(a)	887	11,247
United-Guardian Inc.	15,830	237,292
USANA Health Sciences Inc.(a)	10,403	1,065,579
Veru Inc.(a)(b)	46,462	374,948
		88,491,140
Pharmaceuticals — 3.2%
9 Meters Biopharma Inc.(a)	72,882	80,170
AcelRx Pharmaceuticals Inc.(a)(b)	91,038	125,632
Acer Therapeutics Inc.(a)	368	1,052
Aclaris Therapeutics Inc.(a)(b)	26,746	469,660
Adamis Pharmaceuticals Corp.(a)(b)	49,505	54,456
Aerie Pharmaceuticals Inc.(a)(b)	38,390	614,624
Aerpio Pharmaceuticals Inc.(a)(b)	129,082	218,149
Agile Therapeutics Inc.(a)(b)	40,425	53,765
Alimera Sciences Inc.(a)	10,403	94,667
Amneal Pharmaceuticals Inc.(a)	73,085	374,195
Amphastar Pharmaceuticals Inc.(a)	43,596	878,895
Ampio Pharmaceuticals Inc.(a)(b)	236,080	394,254
ANI Pharmaceuticals Inc.(a)	8,301	290,950
Antares Pharma Inc.(a)	129,537	564,781
Aquestive Therapeutics Inc.(a)(b)	8,474	33,642
Arvinas Inc.(a)(b)	31,184	2,401,168
Assertio Holdings Inc.(a)(b)	28,272	44,104
Atea Pharmaceuticals Inc.(a)(b)	16,349	351,177
Athira Pharma Inc.(a)(b)	24,052	246,292
Avenue Therapeutics Inc.(a)	6,124	15,371
Axsome Therapeutics Inc.(a)(b)	24,525	1,654,457
Aytu BioPharma Inc.(a)(b)	21,941	109,924
Baudax Bio Inc.(a)	3,060	2,328
BioDelivery Sciences International Inc.(a)	63,413	227,019
Bristol-Myers Squibb Co.	2,014,832	134,631,074
Cara Therapeutics Inc.(a)	48,268	688,784
Cassava Sciences Inc.(a)	29,026	2,479,981
Catalent Inc.(a)	154,452	16,699,350
cbdMD Inc.(a)	108,161	313,667
Cerecor Inc.(a)	7,614	24,898
Chiasma Inc.(a)	32,760	154,955
Citius Pharmaceuticals Inc.(a)(b)	235,461	819,404
Clearside Biomedical Inc.(a)	33,230	161,830
Collegium Pharmaceutical Inc.(a)	31,799	751,728
Contra Palisade Bio Inc., NVS(b)	97	3
Contra Ritter Pharmace(a)(b)(c)	14,465	978
Corcept Therapeutics Inc.(a)(b)	96,566	2,124,452
CorMedix Inc.(a)(b)	20,679	141,858
Cumberland Pharmaceuticals Inc.(a)	8,935	25,420
Cymabay Therapeutics Inc.(a)	55,521	242,072
Durect Corp.(a)(b)	112,944	184,099
Elanco Animal Health Inc.(a)	430,464	14,932,796
Eli Lilly & Co.	718,616	164,936,744
Eloxx Pharmaceuticals Inc.(a)(b)	40,263	80,123
Endo International PLC(a)	156,214	731,082
Eton Pharmaceuticals Inc.(a)(b)	9,706	59,789
Evofem Biosciences Inc.(a)(b)	118,198	133,564
Evoke Pharma Inc.(a)(b)	65,460	89,680
Evolus Inc.(a)(b)	20,087	254,101
EyeGate Pharmaceuticals Inc.(a)	42	153

Security	Shares	Value

Pharmaceuticals (continued)
Eyenovia Inc.(a)	9,926	$49,233
EyePoint Pharmaceuticals Inc.(a)(b)	2,308	20,749
Fulcrum Therapeutics Inc.(a)(b)	4,684	49,088
Harrow Health Inc.(a)(b)	57,580	534,918
Hepion Pharmaceuticals Inc.(a)(b)	43,543	86,215
Hoth Therapeutics Inc.(a)	1	2
Innoviva Inc.(a)	73,411	984,442
Intra-Cellular Therapies Inc.(a)	64,590	2,636,564
Jaguar Health Inc.(a)(b)	74,913	118,363
Jazz Pharmaceuticals PLC(a)	53,285	9,465,547
Johnson & Johnson	2,373,689	391,041,526
Kala Pharmaceuticals Inc.(a)(b)	51,718	274,105
Kaleido Biosciences Inc.(a)(b)	5,450	40,548
KemPharm Inc.(a)(b)	52,311	670,627
Lannett Co. Inc.(a)(b)	32,442	151,504
Lipocine Inc.(a)(b)	73,135	102,389
Liquidia Corp.(a)	31,177	89,166
Marinus Pharmaceuticals Inc.(a)(b)	25,709	461,219
Merck & Co. Inc.	2,288,034	177,940,404
MyMD Pharmaceuticals Inc.(a)	2	13
Nektar Therapeutics(a)(b)	160,598	2,755,862
NGM Biopharmaceuticals Inc.(a)	23,494	463,302
NovaBay Pharmaceuticals Inc.(a)	657	441
Novan Inc.(a)	9,036	90,902
Nuvation Bio Inc.(a)(b)	56,847	529,246
Ocular Therapeutix Inc.(a)(b)	72,047	1,021,626
Ocuphire Pharma Inc.(a)	266	1,404
Odonate Therapeutics Inc.(a)	18,104	63,183
Omeros Corp.(a)(b)	49,025	727,531
Onconova Therapeutics Inc.(a)	3	21
Opiant Pharmaceuticals Inc.(a)	2,506	34,683
Optinose Inc.(a)(b)	58,631	182,342
Organon & Co.(a)	228,801	6,923,518
Osmotica Pharmaceuticals PLC(a)(b)	7,316	22,021
Otonomy Inc.(a)	16,911	37,712
Pacira BioSciences Inc.(a)(b)	41,359	2,509,664
Palisade Bio Inc.(a)(b)	16	65
Paratek Pharmaceuticals Inc.(a)	19,816	135,145
Perrigo Co. PLC	123,604	5,667,243
Pfizer Inc.	5,056,667	198,019,080
Phathom Pharmaceuticals Inc.(a)	9,864	333,896
Phibro Animal Health Corp., Class A	23,961	691,994
Pliant Therapeutics Inc.(a)(b)	18,657	543,292
PLx Pharma Inc.(a)(b)	2,780	38,364
Prestige Consumer Healthcare Inc.(a)	48,587	2,531,383
ProPhase Labs Inc.	123	763
Provention Bio Inc.(a)(b)	46,043	388,143
Pulmatrix Inc.(a)(b)	15	16
Reata Pharmaceuticals Inc., Class A(a)	25,213	3,568,396
Recro Pharma Inc.(a)(b)	8,843	20,427
Relmada Therapeutics Inc.(a)	10,783	345,164
Restorbio Inc.(b)	9,608	10,551
Revance Therapeutics Inc.(a)(b)	57,329	1,699,232
Royalty Pharma PLC, Class A	71,395	2,926,481
Satsuma Pharmaceuticals Inc.(a)(b)	5,703	40,206
scPharmaceuticals Inc.(a)	2,486	15,189
SCYNEXIS Inc.(a)(b)	12,608	92,795
Seelos Therapeutics Inc.(a)(b)	54,745	144,527
Seelos Therapeutics Inc. New(a)(c)	43	23
Sonoma Pharmaceuticals Inc.(a)	609	4,470

Schedule of Investments (unaudited) (continued)	iShares® Core S&P Total U.S. Stock Market ETF
June 30, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Pharmaceuticals (continued)
Supernus Pharmaceuticals Inc.(a)	48,225	$1,484,848
Teligent Inc.(a)	6,053	3,238
TFF Pharmaceuticals Inc.(a)	8,133	78,158
TherapeuticsMD Inc.(a)(b)	224,037	266,604
Theravance Biopharma Inc.(a)(b)	40,475	587,697
Timber Pharmaceuticals Inc.(a)(b)	19	23
Titan Pharmaceuticals Inc.(a)	60	156
Trevi Therapeutics Inc.(a)(b)	5,402	12,155
Tricida Inc.(a)	22,654	97,865
Viatris Inc.	1,095,073	15,648,593
VYNE Therapeutics Inc.(a)(b)	66,591	233,734
WaVe Life Sciences Ltd.(a)	25,768	171,615
Xeris Pharmaceuticals Inc.(a)(b)	49,582	201,799
Zoetis Inc.	429,219	79,989,253
Zogenix Inc.(a)(b)	58,921	1,018,155
Zomedica Corp.(a)(b)	925,169	770,388
Zynerba Pharmaceuticals Inc.(a)(b)	25,447	134,615
		1,267,959,138
Professional Services — 0.7%
Acacia Research Corp.(a)	21,078	142,487
Akerna Corp.(a)(b)	11,036	44,475
ASGN Inc.(a)	48,999	4,749,473
Barrett Business Services Inc.	7,834	568,827
BGSF Inc.	21,722	268,049
Booz Allen Hamilton Holding Corp.	118,450	10,089,571
CACI International Inc., Class A(a)(b)	20,718	5,285,576
CBIZ Inc.(a)	41,302	1,353,467
Clarivate PLC(a)	236,511	6,511,148
CoStar Group Inc.(a)(b)	354,684	29,374,929
CRA International Inc.	8,080	691,648
DLH Holdings Corp.(a)	819	9,566
Dun & Bradstreet Holdings Inc.(a)(b)	123,374	2,636,502
Equifax Inc.	110,495	26,464,657
Exponent Inc.	48,044	4,286,005
Forrester Research Inc.(a)	8,225	376,705
Franklin Covey Co.(a)	15,453	499,905
FTI Consulting Inc.(a)(b)	33,394	4,561,954
GEE Group Inc.(a)	802	460
GP Strategies Corp.(a)	16,013	251,724
Heidrick & Struggles International Inc.	16,084	716,542
Hill International Inc.(a)(b)	122,397	304,769
HireQuest Inc.(b)	3,385	62,656
Hudson Global Inc.(a)	1,946	34,113
Huron Consulting Group Inc.(a)	17,537	861,944
ICF International Inc.	16,317	1,433,612
IHS Markit Ltd.	340,747	38,388,557
Insperity Inc.	34,544	3,121,741
Jacobs Engineering Group Inc.	118,576	15,820,410
KBR Inc.	122,678	4,680,166
Kelly Services Inc., Class A, NVS(a)	24,633	590,453
Kforce Inc.	11,038	694,621
Korn Ferry.	49,105	3,562,568
Leidos Holdings Inc.	118,758	12,006,434
ManpowerGroup Inc.	48,358	5,750,250
ManTech International Corp./VA, Class A	23,613	2,043,469
Mastech Digital Inc.(a)	1,268	18,957
Mistras Group Inc.(a)	15,675	154,085
Nielsen Holdings PLC.	323,715	7,986,049
RCM Technologies Inc.(a)	8,441	34,777
Red Violet Inc.(a)	1,041	24,484

Security	Shares	Value

Professional Services (continued)
Rekor Systems Inc.(a)(b)	49,519	$503,113
Resources Connection Inc.	32,464	466,183
Robert Half International Inc.	97,803	8,701,533
Science Applications International Corp.	48,774	4,278,943
TransUnion.	171,265	18,806,610
TriNet Group Inc.(a)	39,959	2,896,228
TrueBlue Inc.(a)	33,392	938,649
Upwork Inc.(a)	89,688	5,227,913
Verisk Analytics Inc.	148,425	25,932,816
Volt Information Sciences Inc.(a)	8,296	37,913
Willdan Group Inc.(a)(b)	7,840	295,098
		264,542,784
Real Estate Management & Development — 0.2%
Altisource Portfolio Solutions SA(a)	8,698	77,325
American Realty Investors Inc.(a)	779	7,252
CBRE Group Inc., Class A(a)	300,160	25,732,717
CKX Lands Inc.(a)	229	2,849
Cushman & Wakefield PLC(a)(b)	98,592	1,722,402
eXp World Holdings Inc.(a)(b)	56,804	2,202,291
Forestar Group Inc.(a)	31,062	649,506
FRP Holdings Inc.(a)	7,424	413,368
Howard Hughes Corp. (The)(a)	39,499	3,849,573
InterGroup Corp. (The)(a)	126	5,654
Jones Lang LaSalle Inc.(a)	47,334	9,251,904
JW Mays Inc.(a)	106	3,264
Kennedy-Wilson Holdings Inc.	120,906	2,402,402
Marcus & Millichap Inc.(a)	23,707	921,491
Maui Land & Pineapple Co. Inc.(a)	7,816	83,866
Newmark Group Inc., Class A	142,947	1,716,793
Opendoor Technologies Inc.(a)(b)	308,156	5,463,606
Rafael Holdings Inc., Class B(a)(b)	5,471	279,295
RE/MAX Holdings Inc., Class A	15,938	531,214
Realogy Holdings Corp.(a)	103,212	1,880,523
Redfin Corp.(a)(b)	95,784	6,073,663
RMR Group Inc. (The), Class A.	10,128	391,346
St Joe Co. (The)	35,615	1,588,785
Stratus Properties Inc.(a)	7,406	182,706
Tejon Ranch Co.(a)	10,880	165,485
Transcontinental Realty Investors Inc.(a)	269	9,084
Trinity Place Holdings Inc.(a)(b)	137,741	290,633
		65,898,997
Road & Rail — 1.1%
AMERCO	7,766	4,577,280
ArcBest Corp.	23,634	1,375,262
Avis Budget Group Inc.(a)	42,252	3,291,008
Covenant Logistics Group Inc., Class A(a)(b)	8,767	181,302
CSX Corp.	2,048,739	65,723,547
Daseke Inc.(a)(b)	103,125	668,250
Heartland Express Inc.	32,360	554,327
HyreCar Inc.(a)	13,846	289,658
JB Hunt Transport Services Inc.	75,476	12,298,814
Kansas City Southern	80,926	22,932,001
Knight-Swift Transportation Holdings Inc.	104,415	4,746,706
Landstar System Inc.	33,794	5,340,128
Lyft Inc., Class A(a)	232,853	14,082,949
Marten Transport Ltd.	50,157	827,089
Norfolk Southern Corp.	227,055	60,262,668
Old Dominion Freight Line Inc.	85,271	21,641,780
PAM Transportation Services Inc.(a)	673	35,501
Patriot Transportation Holding Inc.	681	7,668

Schedule of Investments (unaudited) (continued)	iShares® Core S&P Total U.S. Stock Market ETF
June 30, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Road & Rail (continued)
Ryder System Inc.	47,849	$3,556,616
Saia Inc.(a)	23,706	4,966,170
Schneider National Inc., Class B	40,868	889,696
TuSimple Holdings Inc., Class A(a)(b)	30,050	2,140,762
Uber Technologies Inc.(a)	1,328,431	66,580,962
Union Pacific Corp.	599,159	131,773,039
Universal Logistics Holdings Inc.	7,932	184,816
USA Truck Inc.(a)(b)	8,003	128,608
Werner Enterprises Inc.	52,250	2,326,170
Yellow Corp.(a)(b)	37,996	247,354
		431,630,131
Semiconductors & Semiconductor Equipment — 5.2%
ACM Research Inc., Class A(a)(b)	8,724	891,767
Advanced Micro Devices Inc.(a)	1,098,850	103,214,980
Aehr Test Systems(a)(b)	15,373	42,429
Allegro MicroSystems Inc.(a)(b)	41,302	1,144,065
Alpha & Omega Semiconductor Ltd.(a)	24,650	749,114
Ambarella Inc.(a)	37,090	3,954,907
Amkor Technology Inc.	95,257	2,254,733
Amtech Systems Inc.(a)	8,278	79,800
Analog Devices Inc.	330,341	56,871,507
Applied Materials Inc.	826,338	117,670,531
Atomera Inc.(a)	16,061	344,348
Axcelis Technologies Inc.(a)	24,491	989,926
AXT Inc.(a)(b)	32,301	354,665
Broadcom Inc.	367,775	175,369,831
Brooks Automation Inc.	64,757	6,170,047
CEVA Inc.(a)	16,509	780,876
Cirrus Logic Inc.(a)	56,356	4,797,023
CMC Materials Inc.	26,164	3,943,961
Cohu Inc.(a)	37,591	1,382,973
Cree Inc.(a)	103,590	10,144,569
CVD Equipment Corp.(a)(b)	7,386	33,237
CyberOptics Corp.(a)(b)	7,817	320,184
Diodes Inc.(a)	42,550	3,394,214
DSP Group Inc.(a)	32,525	481,370
eMagin Corp.(a)(b)	17,079	59,435
Enphase Energy Inc.(a)	122,388	22,474,108
Entegris Inc.	122,656	15,083,008
First Solar Inc.(a)	79,574	7,202,243
FormFactor Inc.(a)	64,686	2,358,452
GSI Technology Inc.(a)(b)	16,373	92,016
Ichor Holdings Ltd.(a)	18,225	980,505
Impinj Inc.(a)(b)	25,539	1,317,557
Intel Corp.	3,641,990	204,461,319
inTEST Corp.(a)	7,915	132,735
KLA Corp.	137,228	44,490,690
Kopin Corp.(a)(b)	56,195	459,675
Kulicke & Soffa Industries Inc.	63,259	3,871,451
Lam Research Corp.	129,145	84,034,651
Lattice Semiconductor Corp.(a)	116,938	6,569,577
MACOM Technology Solutions Holdings Inc.(a)(b)	47,632	3,052,259
Marvell Technology Inc.	738,930	43,101,787
Maxim Integrated Products Inc.	243,833	25,690,245
MaxLinear Inc.(a)	63,761	2,709,205
Microchip Technology Inc.	248,801	37,255,462
Micron Technology Inc.(a)	1,013,429	86,121,196
MKS Instruments Inc.	52,398	9,324,224
Monolithic Power Systems Inc.	38,158	14,250,105
MoSys Inc.(a)	293	1,837

Security	Shares	Value

Semiconductors & Semiconductor Equipment (continued)
NeoPhotonics Corp.(a)	35,702	$364,517
NVE Corp.	7,245	536,492
NVIDIA Corp.	561,893	449,570,589
NXP Semiconductors NV	249,423	51,311,300
ON Semiconductor Corp.(a)	392,146	15,011,349
Onto Innovation Inc.(a)	43,266	3,160,149
PDF Solutions Inc.(a)	24,174	439,483
Photronics Inc.(a)	54,415	718,822
Pixelworks Inc.(a)	24,168	82,413
Power Integrations Inc.	53,535	4,393,082
Qorvo Inc.(a)	99,375	19,442,719
QUALCOMM Inc.	1,017,363	145,411,694
QuickLogic Corp.(a)(b)	3,444	24,900
Rambus Inc.(a)	102,227	2,423,802
Rubicon Technology Inc.(a)	842	8,050
Semtech Corp.(a)	56,805	3,908,184
Silicon Laboratories Inc.(a)	39,840	6,105,480
SiTime Corp.(a)	11,815	1,495,661
Skyworks Solutions Inc.	148,300	28,436,525
SMART Global Holdings Inc.(a)	14,400	686,592
SolarEdge Technologies Inc.(a)	47,497	13,126,746
SunPower Corp.(a)(b)	63,879	1,866,544
Synaptics Inc.(a)(b)	32,525	5,060,240
Teradyne Inc.	149,213	19,988,573
Texas Instruments Inc.	832,963	160,178,785
Trio-Tech International(a)	311	1,564
Ultra Clean Holdings Inc.(a)	31,732	1,704,643
Universal Display Corp.	39,916	8,874,524
Veeco Instruments Inc.(a)	40,682	977,995
Xilinx Inc.	224,838	32,520,568
		2,088,306,784
Software — 9.4%
8x8 Inc.(a)	105,279	2,922,545
A10 Networks Inc.(a)	42,314	476,456
ACI Worldwide Inc.(a)	104,892	3,895,689
Adobe Inc.(a)	431,768	252,860,612
Agilysys Inc.(a)	15,605	887,456
Alarm.com Holdings Inc.(a)	41,789	3,539,528
Altair Engineering Inc., Class A(a)	46,584	3,212,898
Alteryx Inc., Class A(a)(b)	56,706	4,877,850
American Software Inc./GA, Class A	24,198	531,388
Anaplan Inc.(a)	125,186	6,672,414
ANSYS Inc.(a)	78,475	27,235,533
Appfolio Inc., Class A(a)	17,249	2,435,559
Appian Corp.(a)(b)	35,229	4,852,795
AppLovin Corp., Class A(a)(b)	23,463	1,763,714
Aquamed Technologies Inc.	1,090	0	(d)
Asana Inc., Class A(a)(b)	22,736	1,410,314
Aspen Technology Inc.(a)	63,817	8,777,390
Asure Software Inc.(a)(b)	6,320	56,058
AudioEye Inc.(a)(b)	2,856	47,952
Autodesk Inc.(a)	199,817	58,326,582
Avalara Inc.(a)	75,880	12,277,384
Avaya Holdings Corp.(a)(b)	60,338	1,623,092
Aware Inc./MA(a)	16,273	60,373
Benefitfocus Inc.(a)	25,222	355,630
Bill.com Holdings Inc.(a)(b)	59,031	10,813,299
Black Knight Inc.(a)	139,683	10,892,480
Blackbaud Inc.(a)	42,396	3,246,262
Blackline Inc.(a)(b)	43,805	4,874,182

Schedule of Investments (unaudited) (continued)	iShares® Core S&P Total U.S. Stock Market ETF
June 30, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Software (continued)
BM Technologies Inc.	3,111	$36,680
Bottomline Technologies DE Inc.(a)	37,696	1,397,768
Box Inc., Class A(a)	139,826	3,572,554
BSQUARE Corp.(a)	8,433	40,225
BTRS Holdings Inc.(a)(b)	54,059	682,225
C3.ai Inc., Class A(a)(b)	15,024	939,451
Cadence Design Systems Inc.(a)	251,160	34,363,711
CDK Global Inc.	112,125	5,571,491
Cerence Inc.(a)(b)	33,280	3,551,309
Ceridian HCM Holding Inc.(a)(b)	118,954	11,410,068
ChannelAdvisor Corp.(a)	23,520	576,475
Citrix Systems Inc.	112,935	13,243,887
Cleanspark Inc.(a)(b)	40,497	673,870
Cloudera Inc.(a)	217,300	3,446,378
Cloudflare Inc., Class A(a)	178,176	18,858,148
CommVault Systems Inc.(a)	37,612	2,940,130
Cornerstone OnDemand Inc.(a)	49,272	2,541,450
Coupa Software Inc.(a)(b)	65,294	17,114,210
Crowdstrike Holdings Inc., Class A(a)	179,607	45,137,035
Datadog Inc., Class A(a)	196,219	20,422,474
Datto Holding Corp.(a)(b)	25,483	709,447
Digimarc Corp.(a)(b)	11,047	370,075
Digital Turbine Inc.(a)	66,940	5,089,448
DocuSign Inc.(a)	175,487	49,060,901
Dolby Laboratories Inc., Class A	58,344	5,734,632
Domo Inc., Class B(a)	26,700	2,158,161
Dropbox Inc., Class A(a)	268,012	8,123,444
Duck Creek Technologies Inc.(a)(b)	38,501	1,675,179
Dynatrace Inc.(a)	168,888	9,866,437
E2open Parent Holdings Inc.(a)(b)	113,398	1,295,005
Ebix Inc.	24,148	818,617
eGain Corp.(a)	16,237	186,401
Elastic NV(a)	60,485	8,816,294
Envestnet Inc.(a)(b)	48,705	3,694,761
Everbridge Inc.(a)(b)	32,371	4,405,046
Evolving Systems Inc.(a)(b)	8,223	20,064
Fair Isaac Corp.(a)(b)	26,488	13,314,988
FireEye Inc.(a)(b)	222,190	4,492,682
Five9 Inc.(a)	60,453	11,086,476
Fortinet Inc.(a)	123,742	29,474,107
GSE Systems Inc.(a)(b)	8,824	15,795
GTY Technology Holdings Inc.(a)(b)	14,958	106,351
Guidewire Software Inc.(a)	76,304	8,600,987
HubSpot Inc.(a)	40,110	23,372,899
Intelligent Systems Corp.(a)	7,275	228,872
InterDigital Inc.	31,995	2,336,595
Intrusion Inc.(a)(b)	29,255	450,820
Intuit Inc.	246,448	120,801,416
Inuvo Inc.(a)	17,175	16,576
Issuer Direct Corp.(a)	318	8,624
j2 Global Inc.(a)	41,159	5,661,420
Jamf Holding Corp.(a)	18,797	631,015
Kaspien Holdings Inc.(a)	364	8,845
LivePerson Inc.(a)(b)	64,421	4,073,984
Manhattan Associates Inc.(a)	58,485	8,470,967
Marin Software Inc.(a)	1,625	17,436
McAfee Corp., Class A	45,218	1,267,008
Medallia Inc.(a)(b)	71,155	2,401,481
Microsoft Corp.	6,792,933	1,840,205,550
MicroStrategy Inc., Class A(a)(b)	6,674	4,434,873

Security	Shares	Value

Software (continued)
Mimecast Ltd.(a)	52,156	$2,766,876
Mitek Systems Inc.(a)	58,881	1,134,048
Model N Inc.(a)(b)	19,751	676,867
Momentive Global Inc.(a)	108,871	2,293,912
Net Element Inc.(a)	51	659
NetSol Technologies Inc.(a)(b)	8,211	38,674
New Relic Inc.(a)	50,421	3,376,694
NortonLifeLock Inc.	534,142	14,539,345
Nuance Communications Inc.(a)	250,800	13,653,552
Nutanix Inc., Class A(a)	189,603	7,246,627
NXT-ID Inc.(a)	250	222
Oblong Inc.(a)(b)	1,121	3,811
Olo Inc., Class A(a)	21,177	791,808
ON24 Inc.(a)(b)	14,144	501,829
OneSpan Inc.(a)	24,598	628,233
Oracle Corp.	1,638,469	127,538,427
Pagerduty Inc.(a)(b)	50,137	2,134,833
Palantir Technologies Inc., Class A(a)(b)	396,352	10,447,839
Palo Alto Networks Inc.(a)	88,167	32,714,365
Park City Group Inc.(a)(b)	15,356	84,612
Paycom Software Inc.(a)	43,924	15,965,056
Paylocity Holding Corp.(a)	35,186	6,713,489
Pegasystems Inc.	38,430	5,349,072
Phunware Inc.(a)(b)	22,296	30,991
Ping Identity Holding Corp.(a)	27,446	628,513
Progress Software Corp.	41,378	1,913,733
Proofpoint Inc.(a)	53,874	9,361,146
PROS Holdings Inc.(a)	31,817	1,449,901
PTC Inc.(a)	97,725	13,804,634
Q2 Holdings Inc.(a)(b)	46,585	4,778,689
QAD Inc., Class A	8,126	707,125
QAD Inc., Class B	244	21,035
Qualtrics International Inc., Class A(a)(b)	46,572	1,781,379
Qualys Inc.(a)	32,310	3,253,294
Qumu Corp.(a)	8,755	25,214
Rapid7 Inc.(a)(b)	48,760	4,614,159
RealNetworks Inc.(a)	36,348	84,691
Rimini Street Inc.(a)	14,021	86,369
RingCentral Inc., Class A(a)(b)	73,617	21,391,628
Riot Blockchain Inc.(a)(b)	60,139	2,265,436
SailPoint Technologies Holdings Inc.(a)	83,948	4,287,224
salesforce.com Inc.(a)	835,188	204,011,373
Seachange International Inc.(a)(b)	28,800	37,152
SecureWorks Corp., Class A(a)(b)	8,259	153,039
ServiceNow Inc.(a)	179,004	98,371,648
SharpSpring Inc.(a)	7,432	125,526
ShotSpotter Inc.(a)(b)	7,086	345,584
Slack Technologies Inc., Class A(a)	463,085	20,514,666
Smartsheet Inc., Class A(a)	104,812	7,580,004
Smith Micro Software Inc.(a)	13,961	72,876
SolarWinds Corp.(a)	59,463	1,004,330
Splunk Inc.(a)	147,603	21,340,442
Sprout Social Inc., Class A(a)	30,016	2,684,031
SPS Commerce Inc.(a)	32,280	3,223,158
SRAX Inc.(a)(b)	10,649	57,931
SS&C Technologies Holdings Inc.	200,303	14,433,834
Sumo Logic Inc.(a)(b)	26,036	537,643
Support.com Inc.(a)(b)	5,669	21,882
Synchronoss Technologies Inc.(a)(b)	55,070	197,701
Synopsys Inc.(a)	139,388	38,441,817

Schedule of Investments (unaudited) (continued)	iShares® Core S&P Total U.S. Stock Market ETF
June 30, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Software (continued)
Telos Corp.(a)(b)	28,249	$960,748
Tenable Holdings Inc.(a)	59,741	2,470,290
Teradata Corp.(a)	106,517	5,322,654
Trade Desk Inc. (The), Class A(a)	390,486	30,207,997
Tyler Technologies Inc.(a)(b)	37,637	17,025,850
Upland Software Inc.(a)	18,584	765,103
Varonis Systems Inc.(a)	101,266	5,834,947
Verb Technology Co. Inc.(a)(b)	16,991	34,832
Verint Systems Inc.(a)(b)	57,538	2,593,238
Veritone Inc.(a)(b)	21,115	416,177
Vertex Inc., Class A(a)(b)	26,808	588,168
Viant Technology Inc., Class A(a)(b)	15,699	467,516
VirnetX Holding Corp.(a)(b)	45,606	194,738
VMware Inc., Class A(a)(b)	72,425	11,585,827
Vonage Holdings Corp.(a)	192,929	2,780,107
Workday Inc., Class A(a)	170,464	40,696,575
Workiva Inc.(a)	35,121	3,910,021
Xperi Holding Corp.	95,950	2,133,928
Yext Inc.(a)	69,939	999,428
Zendesk Inc.(a)	108,287	15,630,146
Zix Corp.(a)	52,723	371,697
Zoom Video Communications Inc., Class A(a)(b)	192,214	74,392,584
Zscaler Inc.(a)(b)	65,942	14,247,429
Zuora Inc., Class A(a)	118,542	2,044,850
		3,766,864,151
Specialty Retail — 2.3%
Aaron’s Co. Inc. (The)	31,026	992,522
Abercrombie & Fitch Co., Class A(a)	54,922	2,550,028
Academy Sports & Outdoors Inc.(a)	38,771	1,598,916
Advance Auto Parts Inc.	57,442	11,783,652
American Eagle Outfitters Inc.	124,813	4,684,232
America’s Car-Mart Inc./TX(a)	8,746	1,239,483
Arko Corp.(a)(b)	76,659	704,496
Asbury Automotive Group Inc.(a)	16,406	2,811,496
At Home Group Inc.(a)	61,830	2,277,817
AutoNation Inc.(a)(b)	47,392	4,493,236
AutoZone Inc.(a)	19,392	28,937,130
Barnes & Noble Education Inc.(a)	33,916	244,534
Bed Bath & Beyond Inc.(a)	90,265	3,004,922
Best Buy Co. Inc.	200,386	23,040,382
Big 5 Sporting Goods Corp.	14,521	372,899
Blink Charging Co.(a)(b)	32,502	1,338,107
Boot Barn Holdings Inc.(a)	32,139	2,701,283
Buckle Inc. (The)	22,893	1,138,927
Build-A-Bear Workshop Inc.(a)(b)	32,433	561,415
Burlington Stores Inc.(a)	61,272	19,728,971
Caleres Inc.	41,571	1,134,473
Camping World Holdings Inc., Class A	35,557	1,457,481
CarLotz Inc.(a)(b)	91,205	497,979
CarMax Inc.(a)	146,792	18,958,187
Carvana Co.(a)(b)	59,507	17,960,403
Cato Corp. (The), Class A	32,756	552,594
Chico’s FAS Inc.(a)	119,427	785,830
Children’s Place Inc. (The)(a)	16,544	1,539,585
Citi Trends Inc.(a)	7,495	652,065
Conn’s Inc.(a)	24,149	615,800
Container Store Group Inc. (The)(a)	18,555	241,957
Designer Brands Inc. , Class A(a)	62,497	1,034,325
Dick’s Sporting Goods Inc.	63,268	6,338,821
Express Inc.(a)	67,505	438,107

Security	Shares	Value

Specialty Retail (continued)
Five Below Inc.(a)	49,367	$9,541,160
Floor & Decor Holdings Inc., Class A(a)	95,065	10,048,371
Foot Locker Inc.	86,735	5,345,478
GameStop Corp., Class A(a)(b)	49,530	10,606,354
Gap Inc. (The)	196,004	6,595,535
Genesco Inc.(a)	18,132	1,154,646
Group 1 Automotive Inc.	16,843	2,601,065
GrowGeneration Corp.(a)(b)	57,334	2,757,765
Guess? Inc.	42,821	1,130,474
Haverty Furniture Companies Inc.	16,467	704,129
Hibbett Inc.(a)	19,847	1,778,887
Home Depot Inc. (The)	958,976	305,807,857
J Jill Inc.(a)	2,727	53,749
Kirkland’s Inc.(a)(b)	15,570	356,242
L Brands Inc.	213,519	15,386,179
Lazydays Holdings Inc.(a)(b)	3,257	71,654
Leslie’s Inc.(a)(b)	62,616	1,721,314
Lithia Motors Inc.	26,547	9,122,611
Lowe’s Companies Inc.	637,577	123,670,811
Lumber Liquidators Holdings Inc.(a)(b)	24,286	512,435
MarineMax Inc.(a)(b)	17,637	859,627
Monro Inc.	31,641	2,009,520
Murphy USA Inc.	25,005	3,334,917
National Vision Holdings Inc.(a)(b)	72,781	3,721,293
O’Reilly Automotive Inc.(a)	63,567	35,992,271
ODP Corp. (The)(a)	48,242	2,316,098
OneWater Marine Inc., Class A	17,597	739,602
Party City Holdco Inc.(a)(b)	139,623	1,302,683
Penske Automotive Group Inc.	33,131	2,501,059
Petco Health & Wellness Co. Inc.(a)(b)	79,591	1,783,634
Recycling Asset Holdings Inc.(a)(b)(c)	7,042	246
Rent-A-Center Inc./TX	61,062	3,240,560
RH(a)	15,639	10,618,881
Ross Stores Inc.	321,102	39,816,648
Sally Beauty Holdings Inc.(a)(b)	124,754	2,753,321
Shift Technologies Inc.(a)(b)	83,892	719,793
Shoe Carnival Inc.	7,836	560,979
Signet Jewelers Ltd.(a)	47,683	3,852,310
Sleep Number Corp.(a)(b)	21,623	2,377,449
Sonic Automotive Inc., Class A	24,579	1,099,664
Sportsman’s Warehouse Holdings Inc.(a)	24,784	440,412
Tilly’s Inc., Class A	15,141	241,953
TJX Companies Inc. (The)	1,085,189	73,163,442
Tractor Supply Co.	104,187	19,385,033
Ulta Beauty Inc.(a)	48,650	16,821,711
Urban Outfitters Inc.(a)	55,198	2,275,262
Vroom Inc.(a)(b)	31,048	1,299,669
Williams-Sonoma Inc.	66,917	10,683,299
Winmark Corp.	3,469	666,326
Xcel Brands Inc.(a)	315	942
Zumiez Inc.(a)	24,781	1,214,021
		921,171,396
Technology Hardware, Storage & Peripherals — 5.2%
3D Systems Corp.(a)	111,245	4,446,463
Apple Inc.	14,147,990	1,937,708,710
AstroNova Inc.(a)	7,347	102,270
Avid Technology Inc.(a)(b)	46,518	1,821,180
Corsair Gaming Inc.(a)	18,935	630,346
Dell Technologies Inc., Class C(a)	225,326	22,458,242
Diebold Nixdorf Inc.(a)(b)	73,640	945,538

Schedule of Investments (unaudited) (continued)	iShares® Core S&P Total U.S. Stock Market ETF
June 30, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Technology Hardware, Storage & Peripherals (continued)
Eastman Kodak Co.(a)(b)	49,310	$410,259
Hewlett Packard Enterprise Co.	1,197,836	17,464,449
HP Inc.	1,083,461	32,709,688
Immersion Corp.(a)(b)	24,483	214,716
Intevac Inc.(a)	16,974	114,405
NCR Corp.(a)	120,761	5,507,909
NetApp Inc.	204,244	16,711,244
One Stop Systems Inc.(a)(b)	9,037	52,324
Pure Storage Inc., Class A(a)(b)	225,239	4,398,918
Quantum Corp.(a)	76,896	529,814
Seagate Technology Holdings PLC	181,651	15,972,572
Super Micro Computer Inc.(a)	35,663	1,254,624
TransAct Technologies Inc.(a)	7,985	109,634
Western Digital Corp.(a)	274,309	19,522,572
Xerox Holdings Corp.	145,307	3,413,261
		2,086,499,138
Textiles, Apparel & Luxury Goods — 0.8%
Capri Holdings Ltd.(a)	136,608	7,812,612
Carter’s Inc.	36,120	3,726,500
Charles & Colvard Ltd.(a)	24,226	72,193
Columbia Sportswear Co.	25,124	2,471,197
Crocs Inc.(a)(b)	62,874	7,326,078
Crown Crafts Inc.	8,152	61,711
Culp Inc.	13	212
Deckers Outdoor Corp.(a)	25,223	9,687,398
Delta Apparel Inc.(a)	7,529	222,256
Forward Industries Inc.(a)(b)	8,763	25,938
Fossil Group Inc.(a)	50,804	725,481
G-III Apparel Group Ltd.(a)	33,133	1,088,750
Hanesbrands Inc.	325,728	6,081,342
Iconix Brand Group Inc.(a)	5,731	17,938
Jerash Holdings U.S. Inc.	1,955	13,157
Kontoor Brands Inc.	41,602	2,346,769
Lakeland Industries Inc.(a)(b)	7,498	167,430
Levi Strauss & Co., Class A	72,386	2,006,540
Lululemon Athletica Inc.(a)	107,919	39,387,197
Movado Group Inc.	10,787	339,467
Nike Inc., Class B.	1,150,843	177,793,735
Oxford Industries Inc.	15,600	1,541,904
PLBY Group Inc.(a)(b)	20,897	812,684
PVH Corp.(a)	67,067	7,215,739
Ralph Lauren Corp.	41,852	4,930,584
Rocky Brands Inc.	7,903	439,407
Sequential Brands Group Inc.(a)	547	4,666
Skechers U.S.A. Inc., Class A(a)	123,657	6,161,828
Steven Madden Ltd.	73,152	3,201,132
Superior Group of Companies Inc.	7,962	190,371
Tapestry Inc.(a)	245,051	10,654,818
Under Armour Inc., Class A(a)(b)	170,769	3,611,764
Under Armour Inc., Class C, NVS(a)	176,368	3,275,154
Unifi Inc.(a)	15,471	376,874
Vera Bradley Inc.(a)	16,544	204,980
VF Corp.	290,641	23,844,188
Vince Holding Corp.(a)	896	9,050
Wolverine World Wide Inc.	74,607	2,509,779
		330,358,823
Thrifts & Mortgage Finance — 0.1%
1895 Bancorp of Wisconsin Inc.(a)	1,607	24,105
Axos Financial Inc.(a)	43,402	2,013,419
Bridgewater Bancshares Inc.(a)	19,026	307,270

Security	Shares	Value

Thrifts & Mortgage Finance (continued)
Broadway Financial Corp./DE(a)(b)	7,330	$19,718
Capitol Federal Financial Inc.	131,969	1,554,595
CBM Bancorp Inc.	3,321	49,915
CF Bankshares Inc.(b)	1,726	32,880
Columbia Financial Inc.(a)	46,713	804,398
Elmira Savings Bank	668	9,559
ESSA Bancorp. Inc.(b)	8,140	133,415
Essent Group Ltd.	110,839	4,982,213
Federal Agricultural Mortgage Corp., Class C, NVS	8,153	806,332
FFBW Inc.(a)	2,417	27,554
First Seacoast Bancorp.(a)	2,148	21,437
Flagstar Bancorp. Inc.	42,212	1,784,301
FS Bancorp. Inc.	1,304	92,936
Greene County Bancorp. Inc.	636	17,884
Guaranty Federal Bancshares Inc.	825	20,089
Hingham Institution For Savings (The)	401	116,490
HMN Financial Inc.(a)	848	18,062
Home Bancorp. Inc.	7,360	280,490
Home Federal Bancorp. Inc./LA	506	9,746
HomeStreet Inc.	11,874	483,747
HV Bancorp Inc.(a)	1,371	30,093
IF Bancorp. Inc.	697	16,031
Impac Mortgage Holdings Inc.(a)	7,927	16,805
Income Opportunity Realty Investors Inc.(a)	108	1,385
Kearny Financial Corp./MD	72,748	869,339
Kentucky First Federal Bancorp.	844	6,212
Lake Shore Bancorp. Inc.	652	10,008
Magyar Bancorp. Inc.(a)(b)	714	9,782
Merchants Bancorp./IN	18,539	727,470
Meridian Bancorp. Inc.	41,353	846,082
Meta Financial Group Inc.	29,064	1,471,510
MGIC Investment Corp.	321,696	4,375,066
Mid-Southern Bancorp Inc.	2,439	38,878
MMA Capital Holdings Inc.(a)	15,298	415,494
Mr Cooper Group Inc.(a)	70,160	2,319,490
New York Community Bancorp. Inc.	440,660	4,856,073
NMI Holdings Inc., Class A(a)(b)	71,292	1,602,644
Northfield Bancorp. Inc.	30,567	501,299
Northwest Bancshares Inc.	93,733	1,278,518
Oconee Federal Financial Corp.	212	4,957
Ocwen Financial Corp.(a)	7,908	244,990
PCSB Financial Corp.	25,529	463,862
PennyMac Financial Services Inc.	38,952	2,404,117
Premier Financial Corp.	31,745	901,875
Provident Bancorp. Inc.	18,147	295,978
Provident Financial Holdings Inc.	7,512	129,732
Provident Financial Services Inc.	59,942	1,372,072
Prudential Bancorp. Inc.	7,963	110,287
Radian Group Inc.	185,893	4,136,119
Rhinebeck Bancorp Inc.(a)	3,407	37,136
Riverview Bancorp. Inc.	17,117	121,359
Rocket Companies Inc., Class A.	132,268	2,559,386
Security National Financial Corp., Class A(a)	10,140	88,725
Severn Bancorp. Inc.	8,023	95,474
Southern Missouri Bancorp. Inc.	7,352	330,546
Sterling Bancorp Inc./MI(a)	54,354	247,311
Territorial Bancorp. Inc.	15,262	396,354
TFS Financial Corp.	57,039	1,157,892
Timberland Bancorp. Inc./WA.	7,494	210,731

Schedule of Investments (unaudited) (continued)	iShares® Core S&P Total U.S. Stock Market ETF
June 30, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Thrifts & Mortgage Finance (continued)
TrustCo Bank Corp. NY	10,149	$348,923
UWM Holdings Corp., Class A(b)	82,745	699,195
Walker & Dunlop Inc.	24,075	2,512,948
Washington Federal Inc.	71,558	2,274,113
Waterstone Financial Inc.	24,141	474,612
Western New England Bancorp. Inc.	26,799	218,412
WSFS Financial Corp.	47,861	2,229,844
WVS Financial Corp.	222	3,663
		57,073,347
Tobacco — 0.6%
22nd Century Group Inc.(a)(b)	90,621	419,575
Altria Group Inc.	1,661,084	79,200,485
Philip Morris International Inc.	1,402,560	139,007,721
Turning Point Brands Inc.	11,157	510,656
Universal Corp./VA.	22,880	1,303,474
Vector Group Ltd.	111,626	1,578,392
		222,020,303
Trading Companies & Distributors — 0.3%
Air Lease Corp.	96,909	4,044,982
Applied Industrial Technologies Inc.	32,398	2,950,162
Beacon Roofing Supply Inc.(a)(b)	42,990	2,289,217
BlueLinx Holdings Inc.(a)	7,816	392,988
Boise Cascade Co.	32,689	1,907,403
CAI International Inc.	16,057	899,192
DXP Enterprises Inc./TX(a)	8,888	295,970
EVI Industries Inc.(a)(b)	7,217	204,963
Fastenal Co.	516,704	26,868,608
GATX Corp.	32,593	2,883,503
Global Industrial Co.	9,899	363,392
GMS Inc.(a)	40,573	1,953,184
H&E Equipment Services Inc.	25,132	836,142
Herc Holdings Inc.(a)	26,338	2,951,700
Hudson Technologies Inc.(a)	24,530	83,402
Huttig Building Products Inc.(a)	15,966	92,283
India Globalization Capital Inc.(a)(b)	31,518	51,689
Lawson Products Inc./DE(a)(b)	7,405	396,242
McGrath RentCorp.	24,881	2,029,543
MRC Global Inc.(a)	89,126	837,784
MSC Industrial Direct Co. Inc., Class A.	40,990	3,678,033
NOW Inc.(a)	96,828	918,898
Rush Enterprises Inc., Class A	35,942	1,554,132
Rush Enterprises Inc., Class B	12,671	483,272
SiteOne Landscape Supply Inc.(a)(b)	40,881	6,919,518
Titan Machinery Inc.(a)	16,072	497,268
Transcat Inc.(a)	7,853	443,773
Triton International Ltd.	56,009	2,931,511
United Rentals Inc.(a)	66,398	21,181,626
Univar Solutions Inc.(a)	160,910	3,922,986
Veritiv Corp.(a)	9,129	560,703
Watsco Inc.	30,104	8,629,011
WESCO International Inc.(a)(b)	42,868	4,407,688
Willis Lease Finance Corp.(a)	7,357	315,321
WW Grainger Inc.	39,229	17,182,302
		125,958,391
Transportation Infrastructure — 0.0%
Macquarie Infrastructure Corp.	71,005	2,717,361
Water Utilities — 0.1%
American States Water Co.	32,906	2,618,001
American Water Works Co. Inc.	161,884	24,951,181

Security	Shares/Par	Value

Water Utilities (continued)
Artesian Resources Corp., Class A, NVS	7,915	$291,035
Cadiz Inc.(a)(b)	16,159	219,762
California Water Service Group	46,556	2,585,720
Essential Utilities Inc.	207,948	9,503,224
Middlesex Water Co.	16,079	1,314,137
Pure Cycle Corp.(a)	16,023	221,438
SJW Group	24,445	1,547,368
York Water Co. (The)	8,907	403,487
		43,655,353
Wireless Telecommunication Services — 0.2%
Gogo Inc.(a)(b)	40,821	464,543
Shenandoah Telecommunications Co.	39,585	1,920,268
Spok Holdings Inc.	15,140	145,647
T-Mobile U.S. Inc.(a)	529,580	76,699,071
Telephone and Data Systems Inc.	95,329	2,160,155
U.S. Cellular Corp.(a)(b)	10,766	390,914
		81,780,598
Total Common Stocks — 99.8% (Cost: $26,553,352,468)		40,013,042,808

Warrants

Energy Equipment & Services — 0.0%
Nabors Industries Ltd., (Expires 06/11/26)(a)	239	2,390
Total Warrants — 0.0% (Cost: $0)		2,390

Corporate Bonds & Notes

Capital Markets — 0.0%
GAMCO Investors Inc., 4.00%, 06/15/23(g) USD	14,182	14,181

Total Corporate Bonds & Notes — 0.0% (Cost: $14,182)		14,181

Short-Term Investments

Money Market Funds — 2.0%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.07%(e)(h)(i)	758,839,365	759,294,668
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.00%(e)(h)	63,550,000	63,550,000
		822,844,668
Total Short-Term Investments — 2.0% (Cost: $822,386,786)		822,844,668

Total Investments in Securities — 101.8% (Cost: $27,375,753,436)		40,835,904,047

Other Assets, Less Liabilities — (1.8)%		(730,016,071)

Net Assets — 100.0%		$40,105,887,976

(a)	Non-income producing security.

(b)	All or a portion of this security is on loan.

(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.

(d)	Rounds to less than $1.

(e)	Affiliate of the Fund.

(f)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

Schedule of Investments (unaudited) (continued)	iShares® Core S&P Total U.S. Stock Market ETF
June 30, 2021

(g)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.

(h)	Annualized 7-day yield as of period-end.

(i)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended June 30, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 03/31/21	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 06/30/21	Shares Held at 06/30/21	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$669,664,975	$89,628,212	(a)	$—	$(16,923)	$18,404	$759,294,668	758,839,365	$1,313,097	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	31,500,000	32,050,000	(a)	—	—	—	63,550,000	63,550,000	1,758		—
BlackRock Inc.	93,431,477	3,682,680		(641,961)	366,159	14,836,691	111,675,046	127,633	526,001		—
					$349,236	$14,855,095	$934,519,714		$1,840,856		$—

(a)	Represents net amount purchased (sold).

(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
S&P 500 E-Mini Index	367	09/17/21	$78,696	$1,007,598
S&P MidCap 400 E-Mini Index	29	09/17/21	7,808	(66,679)
				$940,919

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

Schedule of Investments (unaudited) (continued)	iShares® Core S&P Total U.S. Stock Market ETF
June 30, 2021

Fair Value Measurements (continued)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of June 30, 2021. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$40,012,628,166	$47,234	$367,408	$40,013,042,808
Warrants	2,390	—	—	2,390
Corporate Bonds & Notes	—	14,181	—	14,181
Money Market Funds	822,844,668	—	—	822,844,668
	$40,835,475,224	$61,415	$367,408	$40,835,904,047
Derivative financial instruments(a)
Assets
Futures Contracts	$1,007,598	$—	$—	$1,007,598
Liabilities
Futures Contracts	(66,679)	—	—	(66,679)
	$940,919	$—	$—	$940,919

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

Portfolio Abbreviations - Equity

NVS	Non-Voting Shares
REIT	Real Estate Investment Trust

Currency Abbreviations

USD	United States Dollar